File No. 333-134982

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 32

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 33

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Second Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

ONcore Wrap

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •888.925.6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

The variable annuity contract is designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AB Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contract that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2016. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2016

Form 8504	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)

S&P 500® Index Portfolio	(Geode Capital Management, LLC)

International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)

ClearBridge Small Cap Portfolio	(ClearBridge, LLC)

High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)

Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)

Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series II)

Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)

AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series

Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)

Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Primary Shares)(2)

Federated Global Investment Management Corp., Federated

Investment Management Company and Federated Equity

Management Company of Pennsylvania

Federated Global Investment Management Corp., Federated

Investment Management Company and Federated Equity

Management Company of Pennsylvania

Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund (Class 4)(3)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)(3)	Franklin Advisers, Inc.

Form 8504	2

Templeton Foreign VIP Fund (Class 4)(3)	Templeton Investment Counsel, LLC

Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(4) Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1)	(INTECH Investment Management, LLC)
Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)

ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Form 8504	3

Northern Lights Variable Trust (Class 3 Shares)(6)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC

PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)

Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund (Investment Class)

Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Primary Shares for contracts applied for on or after May 1, 2015. Service Shares for contracts applied for before May 1, 2015.

(3) Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.

(4) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(5) Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.

(6) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

Form 8504	4

Form 8504	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Combo Death Benefit, Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for

Form 8504	6

dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8504	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses
Surrender Charge (also called a Contingent Deferred Sales Charge)	None
Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	0.50%
Account Expense Charge	0.15%
Total Separate Account Annual Expenses (without optional added benefits)	0.65%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Rider	Maximum Charge

Annual Stepped-Up Death Benefit(1)	0.25% of the optional death benefit amounts

Combo Death Benefit (currently 0.65% annually; assessed 0.1625% quarterly)	1.50% of the optional death benefit amount

Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary

GLWB Preferred I.S. (2) (currently 1.20%)	2.00% of the GLWB Base
Joint GLWB Preferred I.S. (3) (currently 1.40%)	2.50% of the GLWB Base
GLWB Plus(4) (currently 1.05%)	2.00% of the GLWB Base
Joint GLWB Plus(5) (currently 1.35%)	2.50% of the GLWB Base
GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount
Premium Protection Plus or Joint Premium Protection Plus death benefit* (currently 0.45%)	0.90% of the optional death benefit amount

5% GMDBR80 Plus(6)*	0.45% of the optional death benefit amounts

Form 8504	8

Rider	Maximum Charge
GMDBR80 Plus(6)* (currently 0.25%)	0.30% of the optional death benefit amounts

GMDBR85 Plus(6)*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(6)*	0.70% of the optional death benefit amounts
ARDBR(7)*	0.60% of the optional death benefit amounts

ARDBR (2009)(7)* (currently 1.00%)	1.40% of the optional death benefit amounts

GMIB(7)*	0.45% of your guaranteed income base
GMIB Plus(7)*	0.55% of your guaranteed income base
GMIB Plus with Five Year Reset(6)*	0.55% of your guaranteed income base
GMIB Plus with Annual Reset(6)*	0.70% of your guaranteed income base

GMIB Plus with Annual Reset (2009)(7))* (currently 1.15%)	1.50% of the guaranteed income base
GLWB (2012)* (currently 1.05%)	2.10% of the GLWB Base
Joint GLWB (2012)* (currently 1.35%)	2.70% of the GLWB Base
GLWB (2011)* (currently 0.95%)	2.00% of the GLWB Base
Joint GLWB (2011)* (currently 1.20%)	2.40% of the GLWB Base
GLWB* (currently 0.95%)	2.00% of the GLWB base
Joint GLWB* (currently 1.05%)	2.00% of the GLWB base

GPA (7%)/(8%)(6)*	0.40%/0.50% of your eligible Contract Value
GPP(7)*	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.50%
Account Expense Charge	0.15%
Subtotal	0.65%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Plus	2.50%
Maximum Possible Total Separate Account Expenses:	3.40%(8)

____________

(1) In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.

(2) Rider charge is 1.20% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.00%. For other riders, rider charge is 0.95%.

(3) Rider charge is 1.40% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.30%. For other riders, rider charge is 1.25%.

(4) Rider charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(5) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(6) No longer available for purchase. See Appendix D for details.

(7) No longer available for purchase. Last available purchase date depends on state of contract issue. See your representative for more information. See Appendix D for details.

(8) Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

Form 8504	9

If you have this rider	you cannot have this rider
GPP or GPP (2012)	GPA or any GLWB
GPA	GPP, any GMIB, or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any GMIB, GLWB or GPA
GLWB or Joint GLWB riders	Any other rider except the annual stepped-up death benefit
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus
GLWB (2012) or Joint GLWB (2012)	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, or deferral credit with age requirement
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit without age requirements or 8 year GPP with GLWB
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

Combo Death Benefit rider	Any other rider

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2015 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.35%	2.31%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$601	$1,931	$3,442	$8,110

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$601	$1,931	$3,442	$8,110

Form 8504	10

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$405	$1,325	$2,404	$5,901

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$405	$1,325	$2,404	$5,901

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on September 15, 2006. Since then, the following changes have been made to available Funds:

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.

Form 8504	11

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio; Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio and J.P. Morgan Insurance Trust Mid Cap Value Portfolio and Small Cap Core Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

Form 8504	12

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.

May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. Class 3 Shares of Northern Lights Variable Insurance Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after May 1, 2015 and Class 2 Shares were discontinued for such contracts. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after May 1, 2015 and Service Shares were discontinued for such contracts. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

Form 8504	13

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Form 8504	14

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may, but are not obligated to, offer a Fixed Accumulation Account as a rider to your contract. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•  interest credited at a rate declared by us for each year compounded annually, plus

•  any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

•  state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Form 8504	15

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 888.925.6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GLWB Preferred I.S., Joint GLWB Preferred I.S., GLWB Plus, Joint GLWB Plus and GPP (2012) riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009), GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB and Joint GLWB riders require all your variable account values to be in Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or be invested in accordance with the alternative investment restrictions

Form 8504	16

from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GPP and GPA riders require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GPP (2012) and the GLWB riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National Life, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•  Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C -- Asset Allocation Models or contact us at 888.925.6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

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The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access ("GPA") rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own a GMIB Plus with Annual Reset (2009), GLWB (2012), Joint GLBW (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, you can only be in Asset Allocation Model 2, 3, 4 or the Managed Volatility Model or comply with alternative investment restrictions, described below. If you own the GLWB Preferred I.S., Joint GLWB Preferred I.S., GLWB Plus, Joint GLWB Plus or GPP (2012), you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

• We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•  ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

For GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

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(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models.” Please see Appendix C -- Asset Allocation Models for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

If you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models.” Please see Appendix C -- Asset Allocation Models for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i)  at least 50% must be allocated to investment options included in Category 1; and

 (ii)  no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

Form 8504	19

INVESTMENT OPTIONS

CATEGORY 1	Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

If you selected the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB, Joint GLWB or GMIB Plus with Annual Reset (2009), your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. The Fixed Accumulation Account is not an available investment option with any GLWB. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of Asset Allocation Models 2, 3, 4 or the Managed Volatility Model. See “Optional Asset Allocation Models” for more details. Please see Appendix C -- Asset Allocation Models for the investment options included in the Models or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

  (ii) no more than 70% may be allocated to investment options included in Category 2;

  (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

Form 8504	20

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB, Joint GLWB or GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Bond Portfolio

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

Form 8504	21

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

ClearBridge Small Cap Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

If you select the Combo Death Benefit Rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) at least 25% must, but no more than 50% may, be allocated to investment options included in Category 1;

(2) no more than 75% may be allocated to investment options included in Category 2;

(3) no more than 25% may be allocated to investment options included in Category 3; and

(4) no more than 10% may be allocated to investment options included in Category 4.

The investment options available for the Combo Death Benefit in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Bond Portfolio Fidelity® Variable Insurance Products Fidelity® VIP Government Money Market Portfolio Janus Aspen Series Flexible Bond Portfolio	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 8504	22

CATEGORY 2

Ohio National Fund, Inc.

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

Equity Portfolio

International Small-Mid Company Portfolio

Small Cap Growth Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Aggressive Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

Form 8504	23

CATEGORY 4

Ohio National Fund, Inc.

International Portfolio

ClearBridge Small Cap Portfolio

High Income Bond Portfolio

Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Janus Aspen Series

Overseas Portfolio

Lazard Retirement Series

Lazard Retirement Emerging Markets Equity Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Low Duration Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above

Form 8504	24

Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

• If you have purchased the GLWB or Joint GLWB, your rider will be cancelled if you violate the restrictions.

• If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the Joint GLWB (2012), Joint GLWB Plus or Joint GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

•  If you have purchased the Combo Death Benefit, your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the

Form 8504	25

future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Form 8504	26

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 1.00% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. Any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Sales Charge

No deduction is made for sales expense.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.15% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.50% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.50% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 0.50%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.30% for mortality risk, and 0.20% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on

Form 8504	27

each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
Combo Death Benefit	1.50%
(currently 0.65% annually; assessed 0.1625% quarterly)	(maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.30%
(currently 0.25%)	(maximum charge)
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%
ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 1.00%)	(maximum charge)

____________

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%
GMIB Plus (No longer available for purchase.)	0.55%
GMIB Plus with Five Year Reset (No longer available for purchase.)	0.55%
GMIB Plus with Annual Reset (No longer available for purchase.)	0.70%
GMIB Plus with Annual Reset (2009) (No longer available for purchase.)	1.50%
(currently 1.15%)	(maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

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If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)
GPP* (No longer available for purchase.)	0.55%

____________

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.(1)	2.00%
(currently 1.20%)	(maximum charge)
Joint GLWB Preferred I.S.(2)	2.50%
(currently 1.40%)	(maximum charge)
GLWB Plus(3)	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus(4)	2.50%
(currently 1.35%)	(maximum charge)
GLWB (2012) (No longer available for purchase.)	2.10%
(currently 1.05%)	(maximum charge)
Joint GLWB (2012) (No longer available for purchase.)	2.70%
(currently 1.35%)	(maximum charge)
GLWB (2011) (No longer available for purchase.)	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB (2011) (No longer available for purchase.)	2.40%
(currently 1.20%)	(maximum charge)
GLWB (No longer available for purchase.)	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB (No longer available for purchase.)	2.00%
(currently 1.05%)	(maximum charge)

____________

(1)	Charge is 1.20% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.00%. For other riders, charge is 0.95%.
(2)	Rider charge is 1.40% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.30%. For other riders, rider charge is 1.25%.
(3)	Charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, charge is 0.95%.
(4)	Charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, charge is 1.25%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time

Form 8504	29

the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Fidelity® VIP Government Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Fidelity® VIP Government Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Fidelity® VIP Government Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments). (If you purchased your contract in Oregon prior to May 1, 2016, you may not make additional purchase payments.)

The following purchase payment limitations apply in most states. In some states, the date the limitations start varies so check with your registered representative for details.

For all contracts applied for on or after May 1, 2010, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $15,000 if your initial purchase payment was $10,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For contracts applied for on or after January 12, 2010 through April 30, 2010, we limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000)or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

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If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if your contract includes the Fixed Accumulation Account rider which we may offer). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to

Form 8504	31

the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested

Form 8504	32

transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the Fidelity® VIP Government Money Market Portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

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We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 888.925.6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase

Form 8504	34

dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

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When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

Generally, for contracts applied for on or after May 15, 2008 and for contracts applied for between January 1, 2001 and May 15, 2008 where the contract owner accepted a one-time offer from us to amend the contract, the Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For all contracts applied for before January 1, 2001 and for contracts applied for between January 1, 2001 and May 15, 2008, where the contract owner did not accept our offer to amend the contract, the Death Benefit Adjustment is calculated as of the date of death. (The specific date this provision applies may vary by state. Please see your representative for more information.) For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated. If the Death Benefit Adjustment is calculated as of the date of death, the beneficiary cannot change subaccount allocations before the Death Benefit Adjustment is calculated since the beneficiary does not have the right to change subaccount allocations before the annuitant’s death.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 888.925.6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Combo Death Benefit.

In those states where permitted, we currently offer the Combo Death Benefit rider (“Combo Death Benefit”) when you apply for the contract. In the future we may, at our sole option, offer the Combo Death Benefit to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the Combo Death Benefit if you have any other rider. You may not purchase this rider once the annuitant is 76 years old. The Combo Death Benefit rider combines features of both a step-up death benefit and an annual credit death benefit in one death benefit rider.

Death Benefit.

With the Combo Death Benefit rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount with this rider is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GMDB amount is equal to your Contract Value when the rider is added. We reserve the right to limit or not allow additional purchase payments to contracts with the Combo Death Benefit.

After the rider is issued, the GMDB amount with the Combo Death Benefit is the greater of the (a) “Step-Up Death Benefit Amount” or (b) “Annual Credit Death Benefit Amount” described below.

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Step-Up Death Benefit Amount.

The initial Step-Up Death Benefit Amount is equal to the initial GMDB amount under this rider. On each contract anniversary until the annuitant’s 81st birthday or unless a step-up is or was declined, the Step-Up Death Benefit Amount will increase, to the then current Contract Value (before deducting any applicable charges) if greater than the existing Step-Up Death Benefit Amount. The Step-Up Death Benefit Amount is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Step-Up Death Benefit Amount on that day on a pro rata basis. That means the Step-Up Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value. For example, if your Contract Value is $110,000, your Step-Up Death Benefit Amount is $100,000 and you withdraw $1,000, your Step-Up Death Benefit Amount will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

Annual Credit Death Benefit Amount.

Until the annuitant’s 81st birthday, your Annual Credit Death Benefit Amount is eligible for an increase each year equal to 6% simple interest of the “Death Benefit Annual Credit Calculation Base.” (The 6% simple interest is referred to as the “Death Benefit Annual Credit Rate.”) The initial Annual Credit Death Benefit Amount is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Annual Credit Death Benefit Amount on that day on a pro rata basis. That means the Annual Credit Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value.

On each contract anniversary until the annuitant’s 81st birthday, the Annual Credit Death Benefit Amount will be set equal to:

(a) the existing Annual Credit Death Benefit Amount, plus

(b) an amount equal to the Death Benefit Annual Credit Rate multiplied by the Death Benefit Annual Credit Calculation Base.

The Death Benefit Annual Credit Calculation Base is the amount to which the Death Benefit Annual Credit Rate is applied. The initial Death Benefit Annual Credit Calculation Base is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Death Benefit Annual Credit Calculation Base on that day by the amount of the withdrawal in other words dollar-for-dollar.

We reserve the right to change the Death Benefit Annual Credit Rate for the Combo Death Benefit on new riders issued in the future.

The Annual Credit Death Benefit Amount shall not exceed two times your total net purchase payments, adjusted for any withdrawals from your contract. This means that, unless the Step-Up Death Benefit Amount is higher, the total GMDB amount with this rider will not exceed two times your total net purchase payments. Any withdrawals you take during a contract year will reduce the maximum Annual Credit Death Benefit Amount on a pro rata basis.

Charge.

If you choose the Combo Death Benefit rider, there is an annual charge of 0.65%. The charge is assessed on a quarterly basis, each contract quarter, in an amount equal to 0.1625% times the GMDB amount under this rider. The charge for your Combo Death Benefit rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account.

The charge for the Combo Death Benefit rider ends when the rider terminates. (See “Termination” below.) We may increase the charge for the Combo Death Benefit rider on any contract anniversary once the rider reaches the third anniversary. The new charge will not exceed 1.50% of the GMDB amount under this rider. You may avoid an increase in the charge by declining any and all future increases in the Step-Up Death Benefit Amount due to annual step-ups, but you will then no longer be eligible for any further increases of the GMDB to the Step-Up Death Benefit Amount. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of our notice of the increased rider charge rate.

Investment Restrictions.

In order to have the Combo Death Benefit rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the

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investment restrictions. The Combo Death Benefit rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.”

Termination.

You may cancel the Combo Death Benefit rider at any time by providing Notice to us. Otherwise, this rider will terminate if:

• your contract terminates according to its terms;

• your contract reaches the Annuity Payout Date;

• the funds are allocated in a manner that violate the investment restrictions;

•  you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you transfer or assign your contract, except in the following circumstances:

•  the new contract owner or assignee assumes full ownership of the contract and is essentially the same person;

• ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or

• the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Combo Death Benefit rider will be continued. Effective the original annuitant’s date of death, the Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount and Annual Credit Calculation Base will be set equal to the greater of (a) Contract Value as of such date of death (after applying any applicable Death Benefit Adjustment) and (b) the respective Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount or Annual Credit Calculation Base as of the original annuitant’s date of death. If your surviving spouse chooses to continue the contract, the charges for this rider will continue. We will only allow one spousal continuation of the Combo Death Benefit rider.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Preferred I.S., GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the

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$5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are

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calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the

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contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

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• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you

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may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix D for a description of the optional death benefit riders that we offered in the past.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

Combo Death Benefit

• Guarantees a death benefit equal to the highest contract anniversary value prior to the annuitant’s 81st birthday or purchase payments earning 6% simple interest annually.

• Stops accumulating at contract anniversary after annuitant’s 80th birthday.

• Adjusted pro-rata for all withdrawals.

• Cannot purchase once the annuitant is 76.

• Investment restrictions.

		Those who wish to protect their death benefit from market downturns.	1.50% (maximum) 0.65% annually; assessed 0.1625% quarterly (current)

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Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

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Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. Generally, for contracts applied for on or after May 1, 2016, the contract restricts the annuity payout date to not later than the contract anniversary following the annuitant’s 95th birthday. For contracts applied for before May 1, 2016, the contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. Variations in the annuity payout date apply based on state of issue and application or issue date. Contact us or your registered representative for more information. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

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Generally, for contracts applied for on or after May 1, 2016, if no election is in effect on the annuity payout date and the contract is a tax-qualified contract, we will apply Contract Value under Option 1(b) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. If no election is in effect on the annuity payout date and the contract is not a tax-qualified contract, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. For contracts applied for before May 1, 2016, if no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA or any GLWB.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.25%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If you apply for the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015).

In those states where permitted, we offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes the GPA or any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional

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Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

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The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) an amount equal to the annual credit multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,600 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $900 difference between the $6,500 withdrawn and the $5,600 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.6%, so your maximum annual withdrawal is $5,600. That means you can withdraw $5,600 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,600. Your GLWB base remains $100,000 and your Contract Value decreases to $84,400. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $900. Because you have already taken your maximum annual withdrawal, the $900 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,934, i.e. $100,000 x (1 — $900/$84,400) because the pro-rata reduction of $1,066 is greater than the dollar amount of your $900 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,600, your GLWB base remains $100,000 and your Contract Value is $114,400. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,100 ($100,000 — $900) because the dollar for dollar reduction of $900 is greater than the pro-rata reduction of $787 ($900/$114,400 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a

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contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.60%
70 to 74	6.00%
75 to 79	6.50%
80 to 84	7.25%
85+	7.75%

For GLWB Preferred I.S. riders applied for before May 1, 2016, the maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix E for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

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Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

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The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c)  6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix F for some examples on how the calculation of the lifetime annuity payment works.

Generally, for riders applied for before May 1, 2016, with the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. This may vary by state and issue or application date. Please contact us or your registered representative for more information. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.20% of the GLWB base (1.00% for riders applied for on or after May 1, 2014 and before May 1, 2016; 0.95% for riders applied for before May 1, 2014). The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

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On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Preferred I.S. rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Preferred I.S. rider. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this

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rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.10%
70 to 74	5.50%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

For Joint GLWB Preferred I.S. riders applied for before May 1, 2016, the maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

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In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.40% of the GLWB base (1.30% for riders applied for on or after May 1, 2014 and before May 1, 2016; 1.25% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2012) and GLWB Plus

In those states where permitted, we offer the GLWB Plus rider when you apply for the contract. The GLWB (2012) rider is not available for purchase on or after May 1, 2012. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not have the GLWB (2012) rider if you

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have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit or one of the deferral credit riders. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or the 8-year guaranteed principal protection rider. You may not purchase the GLWB Plus rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for GLWB Plus riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

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The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For GLWB Plus riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For GLWB Plus riders applied for before December 3, 2012 and for GLWB (2012) riders, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new contracts issued in the future.

Deferral Credit Rider.

In the past, we issued a deferral credit rider, at no charge, with the GLWB (2012) or GLWB Plus at the time the riders were issued. For contracts applied for before May 1, 2012, if you purchased the GLWB Plus, we issued a deferral credit rider without age requirements. With this rider, if you take no withdrawals in the first ten contract years the GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b) any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider without age requirements.

If you applied for your contract between May 1, 2012 and December 3, 2012 and purchased the GLWB Plus or if you purchased the GLWB (2012), we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus or Joint GLWB (2012)) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB

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base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

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For GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix G for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

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Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you have the GLWB (2012) rider, there is an annual charge of 1.05% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB

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base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.10% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2012) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider is not available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible

Form 8504	62

contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you have the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the

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Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) rider (“Joint GLWB (2012)”) is not available for purchase on or after May 1, 2012. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in the Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

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For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you have the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013).

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We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

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GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b)  net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)  200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made in the second through tenth years; plus

(c)  any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

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Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

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Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

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Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we

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are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2011) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

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Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because

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civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other GLWB Versions

In those states where permitted, we may offer an earlier version of the GLWB rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. If the GLWB (2011) rider is available, you may not purchase the GLWB rider. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GLWB rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the GLWB base as of the previous anniversary plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below.

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If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)  200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)  any purchase payments made in the second through tenth years.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)  the GLWB base as of the prior contract anniversary, plus

(b)  purchase payments made during the current contract year, plus

(c)  8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your Contract Value.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 — ([$1,000/$85,000] x $100,000) and your Contract Value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

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Annuitant’s Age	Maximum Annual Withdrawal %
59 ½ to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary when the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one or two and the market was flat, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, after year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 – [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

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At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 ½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

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You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)  If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)  If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)  If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current Contract Value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is

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determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your Contract Value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

In order to have the GLWB rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your Contract Value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current Contract Value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the

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Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•  when a participating spouse dies;

• when a sole owner participating spouse requests that the other participating spouse be removed;

• if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

• if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59½ years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59½.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If required by state law, we will allow civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59½ years old, and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	8.4

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65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix D for a description of the optional living benefit riders that we offered in the past.

Optional Rider	Features	Who may want to consider the Rider	Charge

GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)

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GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals.

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.20% (current)
Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.40% (current)

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GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

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Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge. The deduction of a contract administration charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust)

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any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which

Form 8504	84

are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $61,000 in 2016, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $61,000 and $71,000. For married couples filing jointly, the applicable dollar limitation is $98,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $98,000-$118,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $71,000 for individuals and $118,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2016 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2016. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,000 for 2016.

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Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $53,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

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SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2016, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $194,000 for married individuals filing jointly and less than $132,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $184,000 and $194,000 for married and between $117,000 and $132,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the

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owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2016. Employees age 50 and older may contribute an additional $3,000 in 2016. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8504	89

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed.

Form 8504	90

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2007	$10.07	$10.50	4,984
	2008	$10.50	$10.61	231,148
	2009	$10.61	$10.55	52,300
	2010	$10.55	$10.48	131,884
	2011	$10.48	$10.41	26,873
	2012	$10.41	$10.34	40,976
	2013	$10.34	$10.28	319,378
	2014	$10.28	$10.21	120,117
	2015	$10.21	$10.14	116,136

Equity Portfolio	2007	$10.46	$9.78	1,955
	2008	$9.78	$4.39	531
	2009	$4.39	$6.07	499
	2010	$6.07	$6.51	530
	2011	$6.51	$6.25	2,114
	2012	$6.25	$7.18	2,047
	2013	$7.18	$9.82	713
	2014	$9.82	$11.13	54,883
	2015	$11.13	$10.65	38,639

Bond Portfolio	2007	$10.05	$10.35	1,033
	2008	$10.35	$9.11	205
	2009	$9.11	$10.94	47,859
	2010	$10.94	$11.73	100,131
	2011	$11.73	$12.39	28,801
	2012	$12.39	$13.20	72,214
	2013	$13.20	$12.87	30,613
	2014	$12.87	$13.54	6,890
	2015	$13.54	$13.17	29,045

Omni Portfolio	2007	$10.35	$11.00	0
	2008	$11.00	$7.49	0
	2009	$7.49	$9.91	0
	2010	$9.91	$11.15	0
	2011	$11.15	$10.62	0
	2012	$10.62	$11.82	0

Form 8504	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$11.82	$15.33	0
	2014	$15.33	$17.08	0
	2015	$17.08	$17.33	0

S&P 500® Index Portfolio	2007	$10.39	$10.85	0
	2008	$10.85	$6.76	0
	2009	$6.76	$8.45	305
	2010	$8.45	$9.60	314
	2011	$9.60	$9.71	2,543
	2012	$9.71	$11.13	2,463
	2013	$11.13	$14.57	58,997
	2014	$14.57	$16.38	84,610
	2015	$16.38	$16.42	47,610

International Portfolio	2007	$10.47	$11.39	2,540
	2008	$11.39	$6.10	689
	2009	$6.10	$8.38	715
	2010	$8.38	$9.72	703
	2011	$9.72	$8.17	1,586
	2012	$8.17	$9.76	2,523
	2013	$9.76	$10.83	2,974
	2014	$10.83	$9.74	3,791
	2015	$9.74	$9.64	13,994

International Small-Mid Company Portfolio	2007	$10.95	$12.78	4,307
	2008	$12.78	$6.18	6,696
	2009	$6.18	$8.97	11,693
	2010	$8.97	$10.67	13,972
	2011	$10.67	$8.74	5,487
	2012	$8.74	$10.66	8,790
	2013	$10.66	$13.52	2,364
	2014	$13.52	$12.25	3,847
	2015	$12.25	$13.32	20,507

Capital Appreciation Portfolio	2007	$10.48	$10.81	1,549
	2008	$10.81	$6.55	0
	2009	$6.55	$9.30	0
	2010	$9.30	$10.81	0
	2011	$10.81	$10.56	939
	2012	$10.56	$12.34	1,677
	2013	$12.34	$16.49	1,739
	2014	$16.49	$17.78	28,133
	2015	$17.78	$17.31	19,938

Aggressive Growth Portfolio	2007	$10.37	$13.34	0
	2008	$13.34	$7.47	1,845
	2009	$7.47	$10.58	1,704

Form 8504	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$10.58	$11.56	1,631
	2011	$11.56	$10.88	0
	2012	$10.88	$13.28	6,374
	2013	$13.28	$17.34	3,399
	2014	$17.34	$18.89	2,677
	2015	$18.89	$20.67	4,375

Mid Cap Opportunity Portfolio	2007	$10.40	$12.18	3,664
	2008	$12.18	$5.89	4,655
	2009	$5.89	$8.23	2,225
	2010	$8.23	$9.78	1,871
	2011	$9.78	$9.39	1,632
	2012	$9.39	$11.17	1,046
	2013	$11.17	$14.70	5,542
	2014	$14.70	$16.28	5,283
	2015	$16.28	$15.36	5,254

ClearBridge Small Cap Portfolio	2007	$10.53	$11.64	3,854
	2008	$11.64	$7.36	109
	2009	$7.36	$9.89	260
	2010	$9.89	$13.40	0
	2011	$13.40	$12.99	1,547
	2012	$12.99	$14.69	438
	2013	$14.69	$19.01	15,643
	2014	$19.01	$19.35	10,086
	2015	$19.35	$18.75	25,280

High Income Bond Portfolio	2007	$10.22	$10.51	191
	2008	$10.51	$7.81	10,084
	2009	$7.81	$11.57	24,445
	2010	$11.57	$13.11	40,271
	2011	$13.11	$13.72	42,913
	2012	$13.72	$15.59	58,448
	2013	$15.59	$16.59	43,103
	2014	$16.59	$16.94	28,236
	2015	$16.94	$16.31	23,334

Strategic Value Portfolio	2007	$10.54	$9.55	0
	2008	$9.55	$6.81	0
	2009	$6.81	$7.55	250
	2010	$7.55	$8.39	1,436
	2011	$8.39	$9.51	5,308
	2012	$9.51	$10.13	35,503
	2013	$10.13	$12.18	45,770
	2014	$12.18	$13.60	37,839
	2015	$13.60	$14.09	26,506

Form 8504	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Small Cap Growth Portfolio	2007	$10.82	$12.32	0
	2008	$12.32	$6.40	0
	2009	$6.40	$9.59	2,480
	2010	$9.59	$12.39	3,223
	2011	$12.39	$12.65	1,975
	2012	$12.65	$14.83	0
	2013	$14.83	$21.41	8,334
	2014	$21.41	$23.53	14,503
	2015	$23.53	$23.33	30,538

Nasdaq-100® Index Portfolio	2007	$10.26	$12.09	0
	2008	$12.09	$6.97	0
	2009	$6.97	$10.64	7,897
	2010	$10.64	$12.62	7,560
	2011	$12.62	$12.94	7,210
	2012	$12.94	$15.16	15,901
	2013	$15.16	$20.48	13,048
	2014	$20.48	$24.16	19,441
	2015	$24.16	$26.20	32,311

Bristol Portfolio	2007	$10.45	$11.19	1,340
	2008	$11.19	$6.61	3,073
	2009	$6.61	$8.92	10,427
	2010	$8.92	$10.02	20,515
	2011	$10.02	$9.25	23,520
	2012	$9.25	$10.40	22,091
	2013	$10.40	$14.59	17,515
	2014	$14.59	$16.51	16,502
	2015	$16.51	$17.07	11,972

Bryton Growth Portfolio	2007	$10.63	$11.60	1,292
	2008	$11.60	$6.97	2,914
	2009	$6.97	$9.40	9,640
	2010	$9.40	$11.58	12,973
	2011	$11.58	$10.44	17,519
	2012	$10.44	$11.54	16,881
	2013	$11.54	$16.14	14,137
	2014	$16.14	$17.02	13,871
	2015	$17.02	$16.20	10,472

Balanced Portfolio	2007	$10.25	$11.44	0
	2008	$11.44	$8.30	0
	2009	$8.30	$10.30	0
	2010	$10.30	$11.03	0
	2011	$11.03	$11.21	0
	2012	$11.21	$12.62	7,730
	2013	$12.62	$14.45	5,516

Form 8504	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$14.45	$15.22	48,244
	2015	$15.22	$15.35	47,396

Target VIP Portfolio	2007	$10.31	$11.24	0
	2008	$11.24	$6.33	0
	2009	$6.33	$7.22	0
	2010	$7.22	$8.57	0
	2011	$8.57	$8.39	0
	2012	$8.39	$9.61	0
	2013	$9.61	$13.05	1,725
	2014	$13.05	$13.93	1,556
	2015	$13.93	$13.39	110

Bristol Growth Portfolio	2007	$10.00	$10.29	0
	2008	$10.29	$6.08	0
	2009	$6.08	$8.59	494
	2010	$8.59	$9.63	12,820
	2011	$9.63	$9.40	16,839
	2012	$9.40	$10.38	14,482
	2013	$10.38	$14.30	10,728
	2014	$14.30	$15.91	10,582
	2015	$15.91	$16.71	9,312

Risk Managed Balanced Portfolio	2014	$10.00	$10.78	814
	2015	$10.78	$10.57	11,647

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series II)
Invesco V.I. International Growth Fund	2007	$10.74	$12.19	1,869
	2008	$12.19	$6.23	12,018
	2009	$6.23	$8.46	31,561
	2010	$8.46	$9.23	1,621
	2011	$9.23	$8.53	4,004
	2012	$8.53	$9.77	2,577
	2013	$9.77	$11.53	2,663
	2014	$11.53	$11.46	3,875
	2015	$11.46	$11.09	4,515

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.92	109,514
	2013	$10.92	$11.00	65,506
	2014	$11.00	$11.55	21,822
	2015	$11.55	$10.97	19,279

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.75	17,250
	2012	$9.75	$10.46	13,700

Form 8504	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.46	$11.63	9,606
	2014	$11.63	$12.04	13,203
	2015	$12.04	$11.81	14,441

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$0.00	$9.40	999

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2007	$10.42	$11.06	0
	2008	$11.06	$7.72	0
	2009	$7.72	$9.38	0
	2010	$9.38	$10.72	0
	2011	$10.72	$11.58	2,601
	2012	$11.58	$12.67	34,849
	2013	$12.67	$15.22	9,032
	2014	$15.22	$16.30	8,987
	2015	$16.30	$15.76	2,169

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.30	577
	2009	$6.30	$8.08	4,830
	2010	$8.08	$9.46	7,916
	2011	$9.46	$8.13	4,273
	2012	$8.13	$9.45	4,273
	2013	$9.45	$13.11	3,973
	2014	$13.11	$14.26	8,143
	2015	$14.26	$15.04	13,973

Federated Managed Volatility Fund II	2012	$10.00	$11.20	7,311
	2013	$11.20	$13.54	49,919
	2014	$13.54	$13.98	48,670
	2015	$13.98	$12.84	47,814

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.18	0
	2014	$10.18	$9.98	3,230
	2015	$9.98	$9.26	2,394

Federated Managed Tail Risk Fund II (Primary Shares)	2015	$10.00	$9.18	0

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2007	$10.34	$12.05	6,953
	2008	$12.05	$6.86	20,531
	2009	$6.86	$9.23	90,977
	2010	$9.23	$10.73	100,660

Form 8504	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$10.73	$10.36	59,184
	2012	$10.36	$11.96	142,816
	2013	$11.96	$15.55	136,970
	2014	$15.55	$17.25	112,850
	2015	$17.25	$17.21	149,458

Fidelity® VIP Mid Cap Portfolio	2007	$10.36	$11.87	3,057
	2008	$11.87	$7.12	27,638
	2009	$7.12	$9.89	66,696
	2010	$9.89	$12.64	92,413
	2011	$12.64	$11.19	109,725
	2012	$11.19	$12.74	69,918
	2013	$12.74	$17.20	67,981
	2014	$17.20	$18.12	67,569
	2015	$18.12	$17.71	63,112

Fidelity® VIP Growth Portfolio	2007	$10.12	$12.74	0
	2008	$12.74	$6.67	0
	2009	$6.67	$8.48	3,497
	2010	$8.48	$10.43	21,880
	2011	$10.43	$10.36	35,992
	2012	$10.36	$11.78	61,109
	2013	$11.78	$15.91	58,232
	2014	$15.91	$17.55	53,961
	2015	$17.55	$18.64	46,465

Fidelity® VIP Equity-Income Portfolio	2007	$10.46	$10.53	5,401
	2008	$10.53	$5.98	11,768
	2009	$5.98	$7.72	66,641
	2010	$7.72	$8.81	70,409
	2011	$8.81	$8.81	69,915
	2012	$8.81	$10.25	73,923
	2013	$10.25	$13.02	43,703
	2014	$13.02	$14.03	131,484
	2015	$14.03	$13.35	102,709

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.31	0
	2009	$5.31	$7.25	481
	2010	$7.25	$9.37	26,539
	2011	$9.37	$10.04	31,394
	2012	$10.04	$11.79	36,205
	2013	$11.79	$11.91	68,839
	2014	$11.91	$15.36	66,451
	2015	$15.36	$15.79	52,642

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.41	1,570
	2014	$11.41	$11.99	9,331

Form 8504	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.99	$11.75	13,455

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2007	$10.32	$10.63	3,133
	2008	$10.63	$7.43	3,154
	2009	$7.43	$10.01	2,897
	2010	$10.01	$11.21	2,683
	2011	$11.21	$11.40	1,338
	2012	$11.40	$12.76	1,368
	2013	$12.76	$14.45	604
	2014	$14.45	$15.02	1,488
	2015	$15.02	$13.87	0

Franklin Flex Cap Growth VIP Fund	2007	$10.26	$11.65	4,161
	2008	$11.65	$7.49	4,707
	2009	$7.49	$9.89	2,238
	2010	$9.89	$11.42	1,294
	2011	$11.42	$10.80	1,206
	2012	$10.80	$11.72	1,023
	2013	$11.72	$16.01	332
	2014	$16.01	$16.88	0
	2015	$16.88	$17.51	0

Templeton Foreign VIP Fund	2007	$10.57	$12.12	0
	2008	$12.12	$7.18	5,009
	2009	$7.18	$9.77	17,920
	2010	$9.77	$10.53	10,645
	2011	$10.53	$9.35	3,212
	2012	$9.35	$10.98	1,852
	2013	$10.98	$13.42	660
	2014	$13.42	$11.85	1,505
	2015	$11.85	$11.00	677

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2008	$10.00	$6.94	0
	2009	$6.94	$9.33	3,917
	2010	$9.33	$10.43	6,269
	2011	$10.43	$10.60	7,474
	2012	$10.60	$11.86	11,828
	2013	$11.86	$13.41	41,250
	2014	$13.41	$13.93	40,018
	2015	$13.93	$12.85	36,914

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.69	6,140
	2009	$6.69	$8.82	39,650

Form 8504	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$8.82	$10.17	56,717
	2011	$10.17	$9.61	49,523
	2012	$9.61	$10.43	36,207
	2013	$10.43	$14.22	31,012
	2014	$14.22	$14.97	1,436
	2015	$14.97	$15.52	9,473

Templeton Foreign VIP Fund	2008	$10.00	$6.22	0
	2009	$6.22	$8.46	25,851
	2010	$8.46	$9.11	66,071
	2011	$9.11	$8.08	80,977
	2012	$8.08	$9.48	78,841
	2013	$9.48	$11.58	91,189
	2014	$11.58	$10.21	101,340
	2015	$10.21	$9.47	90,444

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.64	1,135
	2009	$6.64	$8.58	2,302
	2010	$8.58	$9.39	7,724
	2011	$9.39	$9.18	7,005
	2012	$9.18	$10.50	3,041
	2013	$10.50	$12.90	2,855
	2014	$12.90	$13.17	3,312
	2015	$13.17	$12.27	8,841

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.35	1,004

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2007	$10.43	$10.52	5,603
	2008	$10.52	$6.84	5,536
	2009	$6.84	$8.04	4,040
	2010	$8.04	$8.89	4,255
	2011	$8.89	$8.21	4,497
	2012	$8.21	$9.71	3,128
	2013	$9.71	$12.86	1,345
	2014	$12.86	$14.42	1,820
	2015	$14.42	$13.70	1,601

Goldman Sachs U.S. Equity Insights Fund	2007	$10.34	$10.11	0
	2008	$10.11	$6.33	0
	2009	$6.33	$7.61	0
	2010	$7.61	$8.54	0
	2011	$8.54	$8.82	0
	2012	$8.82	$10.03	0

Form 8504	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.03	$13.71	403
	2014	$13.71	$15.85	524
	2015	$15.85	$15.72	0

Goldman Sachs Strategic Growth Fund	2007	$10.26	$11.23	0
	2008	$11.23	$6.50	0
	2009	$6.50	$9.54	0
	2010	$9.54	$10.49	0
	2011	$10.49	$10.15	0
	2012	$10.15	$12.09	0
	2013	$12.09	$15.91	0
	2014	$15.91	$17.96	0
	2015	$17.96	$18.45	0

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.58	6,909
	2009	$6.58	$7.71	81,731
	2010	$7.71	$8.50	147,681
	2011	$8.50	$7.83	153,283
	2012	$7.83	$9.24	93,717
	2013	$9.24	$12.20	78,422
	2014	$12.20	$13.65	72,351
	2015	$13.65	$12.94	51,670

Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.58	0
	2009	$6.58	$7.90	0
	2010	$7.90	$8.84	0
	2011	$8.84	$9.13	0
	2012	$9.13	$10.35	0
	2013	$10.35	$14.11	201
	2014	$14.11	$16.29	3,328
	2015	$16.29	$16.12	3,300

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.94	0
	2009	$5.94	$8.71	0
	2010	$8.71	$9.56	1,001
	2011	$9.56	$9.23	1,020
	2012	$9.23	$10.97	0
	2013	$10.97	$14.38	197
	2014	$14.38	$16.20	196
	2015	$16.20	$16.60	800

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.27	0
	2013	$10.27	$11.59	9,146
	2014	$11.59	$11.96	7,683

Form 8504	100

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.96	$11.20	7,373

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	2008	$10.00	$9.12	0
	2009	$9.12	$11.33	71,694
	2010	$11.33	$12.24	81,509
	2011	$12.24	$11.28	101,720
	2012	$11.28	$13.36	62,569
	2013	$13.36	$16.61	65,353
	2014	$16.61	$15.63	53,506
	2015	$15.63	$14.23	44,369

Ivy Funds VIP Global Natural Resources	2008	$10.00	$6.05	0
	2009	$6.05	$10.45	35,513
	2010	$10.45	$12.15	46,992
	2011	$12.15	$9.48	65,534
	2012	$9.48	$9.60	37,297
	2013	$9.60	$10.28	26,951
	2014	$10.28	$8.88	32,255
	2015	$8.88	$6.85	31,715

Ivy Funds VIP Science and Technology	2008	$10.00	$8.23	0
	2009	$8.23	$11.77	23,483
	2010	$11.77	$13.18	15,553
	2011	$13.18	$12.34	28,907
	2012	$12.34	$15.67	50,669
	2013	$15.67	$24.35	33,171
	2014	$24.35	$24.90	34,755
	2015	$24.90	$24.03	47,710

Janus Aspen Series (Service Shares)
Janus Portfolio	2007	$10.35	$11.81	0
	2008	$11.81	$7.06	0
	2009	$7.06	$9.53	0
	2010	$9.53	$10.82	0
	2011	$10.82	$10.16	0
	2012	$10.16	$11.94	0
	2013	$11.94	$15.42	218
	2014	$15.42	$17.27	207
	2015	$17.27	$18.03	560

Overseas Portfolio	2007	$10.89	$13.84	8,395
	2008	$13.84	$6.57	30,014
	2009	$6.57	$11.69	38,402
	2010	$11.69	$14.52	48,835
	2011	$14.52	$9.76	39,238

Form 8504	101

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$9.76	$10.98	21,210
	2013	$10.98	$12.46	23,758
	2014	$12.46	$10.88	24,694
	2015	$10.88	$9.86	30,111

Global Research Portfolio	2007	$10.58	$11.49	767
	2008	$11.49	$6.30	0
	2009	$6.30	$8.60	1,680
	2010	$8.60	$9.88	1,878
	2011	$9.88	$8.44	1,674
	2012	$8.44	$10.05	1,662
	2013	$10.05	$12.79	5,765
	2014	$12.79	$13.62	4,689
	2015	$13.62	$13.19	1,459

Balanced Portfolio	2007	$10.20	$11.17	0
	2008	$11.17	$9.32	0
	2009	$9.32	$11.62	1,965
	2010	$11.62	$12.49	5,987
	2011	$12.49	$12.57	7,877
	2012	$12.57	$14.16	13,907
	2013	$14.16	$16.86	14,057
	2014	$16.86	$18.13	16,453
	2015	$18.13	$18.09	8,225

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.91	0
	2013	$9.91	$12.29	38,563
	2014	$12.29	$14.37	30,605
	2015	$14.37	$14.86	46,953

Flexible Bond Portfolio	2015	$10.00	$9.83	1,350

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$10.82	$10.98	0
	2012	$10.98	$13.13	22,395
	2013	$13.13	$17.26	26,594
	2014	$17.26	$19.74	31,715
	2015	$19.74	$19.10	38,886

JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$10.19	$9.65	0
	2012	$9.65	$11.47	819
	2013	$11.47	$16.22	2,157
	2014	$16.22	$17.66	6,038
	2015	$17.66	$16.62	1,644

Form 8504	102

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2007	$10.54	$9.72	0
	2008	$9.72	$6.13	0
	2009	$6.13	$9.30	10,078
	2010	$9.30	$11.43	13,220
	2011	$11.43	$10.33	46,553
	2012	$10.33	$11.31	915
	2013	$11.31	$15.20	5,254
	2014	$15.20	$16.77	9,265
	2015	$16.77	$16.26	4,942

Lazard Retirement Emerging Markets Equity Portfolio	2007	$10.92	$14.47	3,371
	2008	$14.47	$7.37	28,896
	2009	$7.37	$12.44	72,746
	2010	$12.44	$15.16	60,545
	2011	$15.16	$12.35	73,896
	2012	$12.35	$14.98	83,139
	2013	$14.98	$14.70	87,458
	2014	$14.70	$13.92	129,026
	2015	$13.92	$11.06	157,964

Lazard Retirement International Equity Portfolio	2007	$10.52	$11.58	4,319
	2008	$11.58	$7.25	13,323
	2009	$7.25	$8.74	37,679
	2010	$8.74	$9.27	69,957
	2011	$9.27	$8.54	85,735
	2012	$8.54	$10.28	76,112
	2013	$10.28	$12.33	82,601
	2014	$12.33	$11.74	131,539
	2015	$11.74	$11.86	148,903

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$10.50	$10.33	0
	2008	$10.33	$6.64	0
	2009	$6.64	$8.37	0
	2010	$8.37	$9.38	0
	2011	$9.38	$9.50	1,039
	2012	$9.50	$10.77	0
	2013	$10.77	$13.70	0
	2014	$13.70	$15.61	0
	2015	$15.61	$14.67	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.53	3,388
	2013	$10.53	$12.50	6,635

Form 8504	103

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$12.50	$12.75	9,921
	2015	$12.75	$12.62	13,148

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2007	$10.29	$10.70	0
	2008	$10.70	$6.90	0
	2009	$6.90	$8.43	0
	2010	$8.43	$9.40	0
	2011	$9.40	$10.08	0
	2012	$10.08	$11.44	0
	2013	$11.44	$14.31	5,412
	2014	$14.31	$16.16	4,995
	2015	$16.16	$15.36	3,774

ClearBridge Variable Large Cap Value Portfolio	2007	$10.45	$10.79	0
	2008	$10.79	$6.90	0
	2009	$6.90	$8.53	280
	2010	$8.53	$9.28	8,419
	2011	$9.28	$9.68	525
	2012	$9.68	$11.20	682
	2013	$11.20	$14.73	22,782
	2014	$14.73	$16.35	35,301
	2015	$16.35	$15.78	435

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.85	36,823
	2013	$10.85	$12.76	79,892
	2014	$12.76	$13.53	120,105
	2015	$13.53	$12.73	81,812

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.77	26,529

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2007	$10.51	$11.43	176
	2008	$11.43	$5.50	255
	2009	$5.50	$7.71	1,356
	2010	$7.71	$9.90	1,181
	2011	$9.90	$9.23	1,224
	2012	$9.23	$10.68	1,211
	2013	$10.68	$14.56	1,171
	2014	$14.56	$15.70	1,158
	2015	$15.70	$16.29	3,622

Form 8504	104

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® New Discovery Series	2007	$10.49	$10.65	0
	2008	$10.65	$6.40	0
	2009	$6.40	$10.36	0
	2010	$10.36	$13.99	0
	2011	$13.99	$12.44	1,366
	2012	$12.44	$14.95	0
	2013	$14.95	$20.97	14,360
	2014	$20.97	$19.27	20,932
	2015	$19.27	$18.74	348

MFS® Total Return Series	2007	$10.30	$10.63	0
	2008	$10.63	$8.21	1,441
	2009	$8.21	$9.60	1,681
	2010	$9.60	$10.46	2,495
	2011	$10.46	$10.55	2,393
	2012	$10.55	$11.63	4,651
	2013	$11.63	$13.72	4,456
	2014	$13.72	$14.76	3,635
	2015	$14.76	$14.58	3,642

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.79	2,708

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2007	$10.68	$10.93	2,433
	2008	$10.93	$5.87	5,607
	2009	$5.87	$8.53	40,820
	2010	$8.53	$10.67	2,796
	2011	$10.67	$9.89	3,956
	2012	$9.89	$11.34	950
	2013	$11.34	$15.40	5,560
	2014	$15.40	$17.38	5,979
	2015	$17.38	$15.79	1,478

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.82	2,865
	2012	$9.82	$10.57	35,111
	2013	$10.57	$11.34	30,412
	2014	$11.34	$11.61	16,296
	2015	$11.61	$11.01	11,728

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.74	43,146

Form 8504	105

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$9.74	$10.51	59,746
	2013	$10.51	$11.74	82,656
	2014	$11.74	$11.99	74,808
	2015	$11.99	$11.16	64,197

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.61	50,165
	2012	$9.61	$10.33	110,927
	2013	$10.33	$11.90	81,161
	2014	$11.90	$11.98	79,419
	2015	$11.98	$10.82	33,701

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.24	1,029

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.00	1,055

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$8.79	432

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2007	$9.88	$10.87	1,571
	2008	$10.87	$10.04	9,807
	2009	$10.04	$11.80	41,625
	2010	$11.80	$12.68	60,686
	2011	$12.68	$14.07	116,671
	2012	$14.07	$15.20	150,922
	2013	$15.20	$13.71	89,585
	2014	$13.71	$14.04	35,418
	2015	$14.04	$13.57	82,987

PIMCO Total Return Portfolio	2007	$10.01	$10.82	8,794
	2008	$10.82	$11.26	13,528
	2009	$11.26	$12.76	81,734
	2010	$12.76	$13.71	159,605
	2011	$13.71	$14.11	203,491
	2012	$14.11	$15.37	191,454
	2013	$15.37	$14.97	199,932
	2014	$14.97	$15.51	175,531
	2015	$15.51	$15.48	162,583

PIMCO Global Bond Portfolio (Unhedged)	2007	$10.03	$10.93	493
	2008	$10.93	$10.77	9,958
	2009	$10.77	$12.50	70,946
	2010	$12.50	$13.87	30,663

Form 8504	106

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$13.87	$14.83	80,252
	2012	$14.83	$15.75	33,834
	2013	$15.75	$14.32	16,314
	2014	$14.32	$14.55	19,931
	2015	$14.55	$13.88	22,844

PIMCO CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.26	0
	2009	$6.26	$8.80	8,046
	2010	$8.80	$10.89	13,299
	2011	$10.89	$10.00	18,466
	2012	$10.00	$10.47	34,922
	2013	$10.47	$8.87	31,587
	2014	$8.87	$7.19	10,566
	2015	$7.19	$5.31	14,039

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.07	33,588
	2013	$10.07	$11.14	33,560
	2014	$11.14	$11.72	12,302
	2015	$11.72	$11.00	18,120

PIMCO Short-Term Portfolio	2013	$10.00	$10.00	0
	2014	$10.00	$10.01	1,957
	2015	$10.01	$10.05	5,531

PIMCO Low Duration Portfolio	2015	$10.00	$9.90	10,282

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2007	$10.31	$11.42	0
	2008	$11.42	$7.09	96
	2009	$7.09	$10.04	12,461
	2010	$10.04	$11.12	1,100
	2011	$11.12	$11.04	1,816
	2012	$11.04	$12.69	818
	2013	$12.69	$17.29	2,162
	2014	$17.29	$18.82	2,544
	2015	$18.82	$20.76	20,060

Jennison 20/20 Focus Portfolio	2007	$10.47	$11.45	5,994
	2008	$11.45	$6.89	13,488
	2009	$6.89	$10.78	28,579
	2010	$10.78	$11.50	64,655
	2011	$11.50	$10.91	38,567
	2012	$10.91	$11.99	1,451
	2013	$11.99	$15.41	2,930
	2014	$15.41	$16.34	3,040

Form 8504	107

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$16.34	$17.18	3,251

Royce Capital Fund (Investment Class)
Royce Small-Cap Portfolio	2007	$10.54	$10.25	1,401
	2008	$10.25	$7.42	11,362
	2009	$7.42	$9.96	63,627
	2010	$9.96	$11.93	71,382
	2011	$11.93	$11.46	74,919
	2012	$11.46	$12.81	101,478
	2013	$12.81	$17.15	87,028
	2014	$17.15	$17.59	100,707
	2015	$17.59	$15.42	78,007

Royce Micro-Cap Portfolio	2007	$10.70	$11.05	379
	2008	$11.05	$6.23	7,503
	2009	$6.23	$9.78	19,177
	2010	$9.78	$12.63	38,117
	2011	$12.63	$11.03	25,637
	2012	$11.03	$11.79	20,960
	2013	$11.79	$14.17	23,482
	2014	$14.17	$13.58	24,059
	2015	$13.58	$11.81	26,479

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2007	$10.03	$10.49	3,048
	2008	$10.49	$9.33	5,314
	2009	$9.33	$10.14	473
	2010	$10.14	$10.77	2,576
	2011	$10.77	$11.28	3,324
	2012	$11.28	$12.23	1,924
	2013	$12.23	$12.08	2,923
	2014	$12.08	$12.91	4,559
	2015	$12.91	$12.72	8,756

Morgan Stanley UIF U.S. Real Estate Portfolio	2007	$10.73	$8.82	2,057
	2008	$8.82	$5.43	23,662
	2009	$5.43	$6.93	31,979
	2010	$6.93	$8.90	20,022
	2011	$8.90	$9.36	14,511
	2012	$9.36	$10.75	2,764
	2013	$10.75	$10.87	18,231
	2014	$10.87	$13.98	49,673
	2015	$13.98	$14.15	22,137

Form 8504	108

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Morgan Stanley UIF Growth Portfolio	2007	$10.25	$12.28	3,229
	2008	$12.28	$6.24	0
	2009	$6.24	$10.23	3,031
	2010	$10.23	$12.47	2,672
	2011	$12.47	$12.01	5,053
	2012	$12.01	$13.61	3223
	2013	$13.61	$19.97	2671
	2014	$19.97	$21.05	2,535
	2015	$21.05	$23.42	13,236

Form 8504	109

Appendix C -- Asset Allocation Models

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
PIMCO Global Diversified Allocation Portfolio	13%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	13%
TOPS® Managed Risk Balanced ETF Portfolio	10%
TOPS® Managed Risk Moderate Growth ETF Portfolio	10%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Trends Allocation Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	6%
AB VPS Global Risk Allocation-Moderate Portfolio	5%
Federated Managed Volatility Fund II	5%
Franklin VolSmart Allocation VIP Fund	5%
Risk Managed Balanced Portfolio	5%
Balanced Portfolio	4%
TOPS® Managed Risk Growth ETF Portfolio	4%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	20%
Western Asset Core Plus VIT Portfolio	20%
PIMCO Real Return Portfolio	16%
PIMCO Low Duration Portfolio	8%
Balanced Portfolio	7%
High Income Bond Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Capital Appreciation Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	16%
Western Asset Core Plus VIT Portfolio	16%
PIMCO Real Return Portfolio	11%
Balanced Portfolio	7%
Lazard Retirement International Equity Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
High Income Bond Portfolio	5%
PIMCO Low Duration Portfolio	5%
Capital Appreciation Portfolio	4%
Equity Portfolio	4%
Templeton Foreign VIP Fund	4%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Form 8504	110

Model 3: Balanced

Portfolio	Percentage of Model
Western Asset Core Plus VIT Portfolio	15%
Balanced Portfolio	9%
Lazard Retirement International Equity Portfolio	9%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	9%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
Goldman Sachs Large Cap Value Fund	6%
High Income Bond Portfolio	4%
PIMCO Low Duration Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Strategic Value Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Balanced Portfolio	8%
Equity Portfolio	7%
Goldman Sachs Large Cap Value Fund	7%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	7%
Capital Appreciation Portfolio	6%
Strategic Value Portfolio	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Small Cap Growth Portfolio	4%
Bristol Growth Portfolio	3%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Goldman Sachs Large Cap Value Fund	8%
Balanced Portfolio	7%
Capital Appreciation Portfolio	7%
Equity Portfolio	7%
Strategic Value Portfolio	7%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
ClearBridge Small Cap Portfolio	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%

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Portfolio	Percentage of Model
Bristol Growth Portfolio	3%
Bryton Growth Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%

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Appendix D

Riders No Longer Available for Purchase

This Appendix describes optional riders that are no longer available for purchase. Not all of the riders may have been available in all states.

Optional Death Benefit Riders

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit

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amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the "ARDBR" and "ARDBR (2009)". Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) ”earnings base” or (b) ”step-up base.”

Earnings Base  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15

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times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. Effective May 15, 2013, the annual charge is 1.00%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) ”earnings base” or (ii) ”step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

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Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA such as those associated with the GMIB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we offered the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) was available, you could not purchase the GMIB Plus with Annual Reset. If the GLWB or Joint GLWB was available, you could not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

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If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

In those states where permitted, you may qualify for guaranteed minimum annual annuitization levels if you meet the conditions described below. The guaranteed minimum annual annuitization levels equal the percentages specified below of the guaranteed income base if you take no withdrawals before the contract anniversary immediately prior to the

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corresponding annuitant’s birthday specified below and your Contract Value is reduced to zero on or after the contract anniversary immediately prior to the annuitant’s birthday specified below.

Annuitant’s Birthday	Minimum Annuitization Level
60th	5%
65th	5.5%
70th	6%

These guaranteed minimum annuitization levels only apply if (i) after you begin withdrawals on or after the ages specified above, you have never withdrawn in any one contract year more than 5% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of these guaranteed annuitization levels is to allow you to continue to receive payments equal to or greater than what you were receiving prior to annuitization if you were withdrawing 5% of the guaranteed earnings income base at that time. For example, if you do not take any withdrawals until the annuitant is 65 and then only take withdrawals that are no more than 5% of the guaranteed earnings income base, you will receive payments of at least 5.5% when your Contract Value is reduced to zero. This only applies if you select annuity option 1, life annuity with period certain, paid in monthly installments.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

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Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. Effective May 15, 2013, the annual charge is 1.15%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total Contract Value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment

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performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

(2) The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3) The annual charge for GMIB Plus is 0.55% of the guaranteed income base.

GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1) For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.55% of the guaranteed income base.

(2) There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.70% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 6% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings

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income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i. you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPA, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

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If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your Contract Values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving Contract Values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

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Appendix E

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,858 (6.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,620 (6.46% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,920 ($214,300 prior GLWB base + $11,620 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $13,555 (6.00% of $225,920), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $36,445 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $13,555 was $165,445 ($179,000 — $13,555). Upon the excess withdrawal, your GLWB base is set equal to $176,154, i.e. $225,920 x (1 — $36,445/$165,445). Because the GLWB base after adjustment for the excess withdrawal of $176,154 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $176,154.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,331 (7% of $176,154 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $188,484 ($176,154 prior GLWB base + $12,331 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $198,484 ($188,484 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $186,154 ($176,154 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $13,031 (7% of $186,154 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $211,515 ($188,484 prior GLWB base + $10,000 additional purchase payment + $13,031 annual credit), and your GLWB base is set equal to your annual credit base.

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Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $13,031 (7% of $186,154 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $224,546 for year nine, $237,577 for year ten, $250,607 for year 11, $263,638 for year 12, $276,669 for year 13, $289,700 for year 14, and $302,730 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

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Appendix F

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c)  6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.6%	+	4%	–	6%)	x	$100,000	=	$3,600
(5.6%	+	6%	–	6%)	x	$100,000	=	$5,600
(5.6%	+	8%	–	6%)	x	$100,000	=	$7,600

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.6% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.6% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 until the 15th rider anniversary, since it is greater than the $3,600 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

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Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

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Appendix G

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	127

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	128

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	129

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for between August 20, 2012 and December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	130

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus applied for before August 20, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	131

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8504	132

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 8504	133

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-134982

Form 8504	134

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

ONcore Wrap VA

Statement of Additional Information

May 1, 2016

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2016. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $40.2 billion and equity of approximately $2.0 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2015 and for each of the periods in the two-year period ended December 31, 2015, and the related financial highlights for each of the periods in the five-year period ended December 31, 2015, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2015	$115,036,511	$27,092,189
2014	$127,357,298	$28,273,455
2013	$131,065,351	$29,723,497

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
15,004,979 Shares (Cost $441,187,780)	$480,459,415	$480,204,182	$255,233	$480,459,415
Money Market Subaccount
18,735,991 Shares (Cost $187,359,906)	187,359,906	187,338,533	21,373	187,359,906
Bond Subaccount
8,944,591 Shares (Cost $129,265,421)	137,120,582	137,077,961	42,621	137,120,582
Omni Subaccount
1,260,355 Shares (Cost $25,787,376)	30,790,484	30,725,848	64,636	30,790,484
International Subaccount
11,260,386 Shares (Cost $126,837,074)	140,754,827	140,713,981	40,846	140,754,827
Capital Appreciation Subaccount
11,969,797 Shares (Cost $359,683,047)	393,566,940	393,541,239	25,701	393,566,940
International Small-Mid Company Subaccount
2,125,712 Shares (Cost $52,297,172)	63,728,837	63,722,997	5,840	63,728,837
Aggressive Growth Subaccount
2,525,232 Shares (Cost $28,554,424)	38,105,750	38,105,750	0	38,105,750
Small Cap Growth Subaccount
7,921,149 Shares (Cost $175,856,021)	198,107,940	198,072,962	34,978	198,107,940
Mid Cap Opportunity Subaccount
1,953,539 Shares (Cost $42,286,026)	58,410,807	58,385,262	25,545	58,410,807
S&P 500® Index Subaccount
15,093,143 Shares (Cost $269,952,356)	329,332,370	329,130,624	201,746	329,332,370
Strategic Value Subaccount
20,983,321 Shares (Cost $256,394,437)	295,235,329	295,233,932	1,397	295,235,329
High Income Bond Subaccount
11,119,517 Shares (Cost $146,892,674)	175,910,758	175,868,028	42,730	175,910,758
ClearBridge Small Cap Subaccount (a)
2,097,065 Shares (Cost $70,939,978)	83,882,596	83,882,596	0	83,882,596
Nasdaq-100® Index Subaccount
10,274,554 Shares (Cost $89,479,368)	121,239,738	121,139,341	100,397	121,239,738
Bristol Subaccount
9,463,669 Shares (Cost $123,753,887)	203,374,255	203,350,753	23,502	203,374,255
Bryton Growth Subaccount
7,702,907 Shares (Cost $111,640,680)	150,976,982	150,956,801	20,181	150,976,982

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount
44,236,288 Shares (Cost $811,788,816)	$840,047,109	$840,014,109	$33,000	$840,047,109
Target VIP Subaccount
3,181,227 Shares (Cost $38,268,099)	43,932,738	43,908,922	23,816	43,932,738
Bristol Growth Subaccount
6,256,261 Shares (Cost $75,602,525)	108,295,870	108,295,223	647	108,295,870
Risk Managed Balanced Subaccount
13,974,117 Shares (Cost $148,952,162)	148,964,082	148,964,082	0	148,964,082
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
14,342 Shares (Cost $570,464)	942,958	942,958	0	942,958
VIP Equity-Income Subaccount
36,972 Shares (Cost $833,412)	756,448	756,448	0	756,448
VIP High Income Subaccount
10,002 Shares (Cost $69,286)	49,510	49,510	0	49,510
Janus Aspen Series - Institutional Shares:
Janus Subaccount
134,959 Shares (Cost $3,989,095)	4,162,131	4,156,979	5,152	4,162,131
Overseas Subaccount
50,042 Shares (Cost $1,825,986)	1,441,218	1,430,040	11,178	1,441,218
Global Research Subaccount
50,807 Shares (Cost $1,706,623)	2,044,476	2,032,091	12,385	2,044,476
Balanced Subaccount
193,762 Shares (Cost $5,156,634)	5,828,347	5,780,296	48,051	5,828,347
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount (b)
1,786,077 Shares (Cost $24,796,635)	26,791,150	26,780,599	10,551	26,791,150
ClearBridge Variable Large Cap Value Subaccount
3,997,324 Shares (Cost $75,551,181)	71,352,241	71,348,410	3,831	71,352,241
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
140,056,710 Shares (Cost $1,732,251,286)	1,701,689,028	1,701,689,028	0	1,701,689,028

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Wells Fargo Variable Trust (c):
Opportunity Subaccount
126,094 Shares (Cost $2,618,122)	$3,158,659	$3,158,659	$0	$3,158,659
Small Cap Value Subaccount
26,866 Shares (Cost $270,222)	267,045	267,045	0	267,045
Discovery Subaccount
133,377 Shares (Cost $2,356,721)	3,466,478	3,399,070	67,408	3,466,478
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
109,527 Shares (Cost $1,144,234)	1,122,654	1,122,654	0	1,122,654
U.S. Real Estate Subaccount
110,782 Shares (Cost $1,671,804)	2,246,652	2,238,287	8,365	2,246,652
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
19,456,761 Shares (Cost $209,138,073)	182,698,982	182,667,376	31,606	182,698,982
U.S. Equity Insights Subaccount
1,672,572 Shares (Cost $22,842,950)	27,948,678	27,914,631	34,047	27,948,678
Strategic Growth Subaccount
604,058 Shares (Cost $8,197,065)	9,435,392	9,435,392	0	9,435,392
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
21,453,656 Shares (Cost $425,742,135)	336,822,407	336,771,402	51,005	336,822,407
U.S. Small-Mid Cap Equity Subaccount
5,433,016 Shares (Cost $46,784,787)	40,149,987	40,137,010	12,977	40,149,987
U.S. Strategic Equity Subaccount
622,702 Shares (Cost $6,743,071)	6,625,550	6,625,550	0	6,625,550
International Equity Subaccount
49,905,403 Shares (Cost $546,250,611)	612,838,345	612,809,156	29,189	612,838,345
Global Dynamic Multi Asset Subaccount
16,222,249 Shares (Cost $191,575,768)	186,718,089	186,718,089	0	186,718,089
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
5,430,611 Shares (Cost $83,384,755)	123,546,408	123,526,168	20,240	123,546,408
Jennison Subaccount
813,895 Shares (Cost $28,797,267)	35,966,039	35,966,039	0	35,966,039

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
15,032,417 Shares (Cost $471,112,610)	$478,481,827	$478,344,891	$136,936	$478,481,827
VIP Contrafund® Subaccount
14,708,563 Shares (Cost $402,630,282)	489,206,816	489,104,435	102,381	489,206,816
VIP Growth Subaccount
1,162,363 Shares (Cost $61,021,792)	75,565,244	75,514,440	50,804	75,565,244
VIP Equity-Income Subaccount
7,508,626 Shares (Cost $158,682,190)	150,472,859	150,472,859	0	150,472,859
VIP Real Estate Subaccount
7,849,288 Shares (Cost $130,179,397)	151,883,714	151,883,177	537	151,883,714
VIP Target Volatility Subaccount
18,072,668 Shares (Cost $203,493,734)	196,088,443	196,088,443	0	196,088,443
Janus Aspen Series - Service Shares:
Janus Subaccount
925,333 Shares (Cost $25,686,311)	27,982,058	27,902,225	79,833	27,982,058
Global Research Subaccount
832,722 Shares (Cost $29,527,434)	32,917,507	32,915,613	1,894	32,917,507
Balanced Subaccount
5,218,647 Shares (Cost $154,974,955)	164,961,430	164,242,156	719,274	164,961,430
Overseas Subaccount
6,358,295 Shares (Cost $243,152,116)	177,014,926	176,977,613	37,313	177,014,926
INTECH U.S. Low Volatility Subaccount
46,518,642 Shares (Cost $619,370,747)	668,007,696	668,007,696	0	668,007,696
Flexible Bond Subaccount
1,048,376 Shares (Cost $13,464,599)	13,272,446	13,272,446	0	13,272,446
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,866,042 Shares (Cost $38,514,301)	38,365,825	38,365,235	590	38,365,825
Mid Cap Value Subaccount
21,924,753 Shares (Cost $176,393,908)	223,413,234	223,406,213	7,021	223,413,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AB Variable Product Series Fund, Inc. - Class B (b):
VPS Growth & Income Subaccount (b)
3,456 Shares (Cost $74,591)	$102,916	$102,916	$0	$102,916
VPS Small Cap Growth Subaccount (b)
2,587 Shares (Cost $32,926)	42,169	42,169	0	42,169
VPS Dynamic Asset Allocation Subaccount (b)
22,149,569 Shares (Cost $241,456,719)	249,182,652	249,182,652	0	249,182,652
VPS Global Risk Allocation-Moderate Subaccount
5,408,822 Shares (Cost $50,867,294)	50,734,750	50,734,750	0	50,734,750
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,284,412 Shares (Cost $21,170,479)	18,559,754	18,537,205	22,549	18,559,754
Mid Cap Growth Subaccount
5,001,994 Shares (Cost $36,092,513)	39,265,650	39,265,650	0	39,265,650
Total Return Subaccount
2,682,844 Shares (Cost $53,849,953)	59,720,114	59,720,114	0	59,720,114
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
41,455,649 Shares (Cost $548,184,395)	494,565,888	494,400,701	165,187	494,565,888
Total Return Subaccount
82,115,555 Shares (Cost $912,440,521)	868,782,567	868,677,370	105,197	868,782,567
Global Bond Subaccount
6,972,421 Shares (Cost $90,957,828)	78,509,457	78,502,125	7,332	78,509,457
CommodityRealReturn® Strategy Subaccount
3,437,748 Shares (Cost $40,015,312)	23,754,839	23,754,534	305	23,754,839
Global Diversified Allocation Subaccount
53,630,991 Shares (Cost $552,223,470)	489,650,952	489,650,952	0	489,650,952
Short-Term Subaccount
4,074,734 Shares (Cost $41,956,422)	41,847,518	41,829,167	18,351	41,847,518
Low Duration Subaccount
9,777,862 Shares (Cost $102,068,588)	100,223,081	100,223,081	0	100,223,081
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
1,214 Shares (Cost $137,644)	136,038	136,038	0	136,038
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
663,952 Shares (Cost $26,624,196)	29,851,287	29,851,287	0	29,851,287

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
29,463,066 Shares (Cost $303,045,069)	$248,373,644	$248,285,589	$88,055	$248,373,644
Micro-Cap Subaccount
9,233,985 Shares (Cost $99,273,693)	86,245,416	86,233,194	12,222	86,245,416
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
8,199,881 Shares (Cost $85,637,605)	83,802,786	83,801,484	1,302	83,802,786
U.S. Real Estate Subaccount
5,471,460 Shares (Cost $80,273,587)	110,304,630	110,261,065	43,565	110,304,630
Growth Subaccount
1,546,060 Shares (Cost $42,643,486)	44,835,742	44,810,522	25,220	44,835,742
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2,242 Shares (Cost $28,844)	39,400	39,400	0	39,400
Invesco V.I. International Growth Series II Subaccount
1,810,503 Shares (Cost $60,968,126)	59,819,009	59,818,558	451	59,819,009
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
38,104,291 Shares (Cost $453,949,907)	384,091,249	384,089,230	2,019	384,091,249
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
7,211,944 Shares (Cost $109,263,056)	102,409,601	102,408,387	1,214	102,409,601
Franklin Flex Cap Growth VIP Subaccount
2,613,878 Shares (Cost $24,765,823)	18,532,393	18,529,429	2,964	18,532,393
Templeton Foreign VIP Subaccount
11,898,218 Shares (Cost $166,509,369)	157,056,484	157,043,175	13,309	157,056,484
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2,923,270 Shares (Cost $46,450,176)	51,975,734	51,975,184	550	51,975,734
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
3,280,669 Shares (Cost $55,046,578)	55,180,851	55,180,851	0	55,180,851
Managed Volatility Fund II Subaccount
52,555,817 Shares (Cost $539,246,132)	488,243,540	488,233,865	9,675	488,243,540
Managed Tail Risk Fund II Service Shares Subaccount
12,475,193 Shares (Cost $72,103,391)	63,498,730	63,498,730	0	63,498,730
Managed Tail Risk Fund II Primary Shares Subaccount
2,098,346 Shares (Cost $11,158,741)	10,701,566	10,701,566	0	10,701,566

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
33,030,826 Shares (Cost $340,052,569)	$310,159,455	$310,159,455	$0	$310,159,455
U.S. Equity Insights Subaccount
948,046 Shares (Cost $16,024,682)	15,898,729	15,898,729	0	15,898,729
Strategic Growth Subaccount
1,224,705 Shares (Cost $18,664,232)	19,093,143	19,093,143	0	19,093,143
Global Trends Allocation Subaccount (b)
15,353,489 Shares (Cost $173,130,080)	167,045,958	167,045,958	0	167,045,958
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
8,176,717 Shares (Cost $125,080,284)	118,480,623	118,480,623	0	118,480,623
Franklin Flex Cap Growth VIP Subaccount
3,914,224 Shares (Cost $34,908,760)	27,008,143	27,008,143	0	27,008,143
Templeton Foreign VIP Subaccount
31,722,421 Shares (Cost $443,092,861)	421,590,970	421,590,970	0	421,590,970
Franklin Founding Funds Allocation VIP Subaccount
5,770,255 Shares (Cost $41,659,136)	39,641,651	39,641,651	0	39,641,651
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
36,980,232 Shares (Cost $367,078,732)	307,076,452	307,075,294	1,158	307,076,452
VIP Global Natural Resources Subaccount
11,456,641 Shares (Cost $59,458,297)	41,970,257	41,970,257	0	41,970,257
VIP Science and Technology Subaccount
4,179,325 Shares (Cost $95,054,571)	95,938,917	95,928,049	10,868	95,938,917
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
44,687,446 Shares (Cost $487,944,184)	477,261,920	477,261,920	0	477,261,920
TOPS® Managed Risk Moderate Growth ETF Subaccount
72,320,454 Shares (Cost $801,098,856)	780,337,703	780,337,703	0	780,337,703
TOPS® Managed Risk Growth ETF Subaccount
64,145,123 Shares (Cost $673,649,108)	671,599,440	671,599,440	0	671,599,440

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
1,765,402 Shares (Cost $19,843,729)	$18,978,075	$18,978,075	$0	$18,978,075
TOPS® Managed Risk Moderate Growth ETF Subaccount
3,155,506 Shares (Cost $36,163,575)	34,016,351	34,016,351	0	34,016,351
TOPS® Managed Risk Growth ETF Subaccount
1,652,761 Shares (Cost $18,309,273)	17,254,823	17,254,823	0	17,254,823
MFS® Variable Insurance Trust II - Service Class (note 4):
Massachusetts Investors Growth Stock Subaccount
1,085,473 Shares (Cost $18,920,622)	17,606,380	17,585,800	20,580	17,606,380
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
5,664,804 Shares (Cost $56,113,781)	54,778,659	54,778,659	0	54,778,659
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
58,263,635 Shares (Cost $330,728,188)	$325,111,082	$325,111,082	$0	$325,111,082

Totals	$18,976,189,350	$18,973,190,520	$2,998,830	$18,976,189,350

(a)	Name change was effective September 25, 2015:

ClearBridge Small Cap Subaccount formerly known as Capital Growth Subaccount

(b)	Name change was effective May 1, 2015:

ClearBridge Variable Dividend Strategy formerly known as ClearBridge Variable Equity Income Subaccount

AB Variable Product Series Fund, Inc. - Class B formerly known as AllianceBernstein Variable Product Series Fund, Inc. - Class B

VPS Growth & Income Subaccount formerly known as Growth & Income Subaccount

VPS Small Cap Growth Subaccount formerly known as Small Cap Growth Subaccount

VPS Dynamic Asset Allocation Subaccount known as Dynamic Asset Allocation Subaccount

Global Trends Allocation Subaccount formerly known as Global Markets Navigator Subaccount

(c)	Name change was effective December 15, 2015:

Wells Fargo Variable Trust formerly known as Wells Fargo Advantage Variable Trust Funds

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,900,971	$0	$0	$303,751	$0	$2,984,046
Risk and administrative expense (note 2)	(5,983,189)	(2,229,358)	(1,847,342)	(351,023)	(1,955,192)	(5,215,703)

Net investment activity	(3,082,218)	(2,229,358)	(1,847,342)	(47,272)	(1,955,192)	(2,231,657)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,407,759	24,759	3,732,551	975,780	4,085,860	8,850,624
Unrealized gain (loss)	(22,956,843)	0	(6,648,306)	(1,204,550)	(4,076,942)	(17,014,712)

Net gain (loss) on investments	(13,549,084)	24,759	(2,915,755)	(228,770)	8,918	(8,164,088)

Net increase (decrease) in contract owners’ equity from operations	$(16,631,302)	$(2,204,599)	$(4,763,097)	$(276,042)	$(1,946,274)	$(10,395,745)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$4,645,819	$9,100,011
Risk and administrative expense (note 2)	(833,560)	(412,944)	(2,347,008)	(826,444)	(4,083,538)	(4,070,648)

Net investment activity	(833,560)	(412,944)	(2,347,008)	(826,444)	562,281	5,029,363

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,656,602	1,946,079	7,000,577	4,031,502	16,832,442	10,145,164
Unrealized gain (loss)	1,174,529	865,958	(5,755,579)	(7,380,141)	(17,692,346)	(6,743,250)

Net gain (loss) on investments	4,831,131	2,812,037	1,244,998	(3,348,639)	(859,904)	3,401,914

Net increase (decrease) in contract owners’ equity from operations	$3,997,571	$2,399,093	$(1,102,010)	$(4,175,083)	$(297,623)	$8,431,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	High Income Bond Subaccount	ClearBridge Small Cap Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$780,413	$1,066,221	$0	$10,826,785
Risk and administrative expense (note 2)	(2,543,128)	(901,614)	(1,461,465)	(2,801,370)	(2,122,658)	(11,092,701)

Net investment activity	(2,543,128)	(901,614)	(681,052)	(1,735,149)	(2,122,658)	(265,916)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,218,231	4,585,154	9,351,114	18,812,364	15,057,952	8,021,115
Unrealized gain (loss)	(16,579,197)	(5,413,150)	(159,613)	(10,650,646)	(20,019,755)	(8,470,697)

Net gain (loss) on investments	(5,360,966)	(827,996)	9,191,501	8,161,718	(4,961,803)	(449,582)

Net increase (decrease) in contract owners’ equity from operations	$(7,904,094)	$(1,729,610)	$8,510,449	$6,426,569	$(7,084,461)	$(715,498)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.			Fidelity® Variable Insurance Products Fund - Initial Class
	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$675,337	$463,097	$363,195	$2,448	$25,358	$3,490
Risk and administrative expense (note 2)	(683,979)	(1,497,871)	(1,088,783)	(12,265)	(10,281)	(732)

Net investment activity	(8,642)	(1,034,774)	(725,588)	(9,817)	15,077	2,758

Reinvested capital gains	0	0	0	28,947	73,702	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,828,277	20,233,863	131,920	43,404	1,186	(2,151)
Unrealized gain (loss)	(3,942,337)	(14,315,314)	(1,149,051)	(10,624)	(131,915)	(2,970)

Net gain (loss) on investments	(2,114,060)	5,918,549	(1,017,131)	32,780	(130,729)	(5,121)

Net increase (decrease) in contract owners’ equity from operations	$(2,122,702)	$4,883,775	$(1,742,719)	$51,910	$(41,950)	$(2,363)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Institutional Shares
	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$28,847	$10,000	$14,303	$103,473
Risk and administrative expense (note 2)	(59,456)	(20,766)	(27,472)	(79,242)

Net investment activity	(30,609)	(10,766)	(13,169)	24,231

Reinvested capital gains	835,487	51,056	0	225,184

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	215,068	(37,906)	58,509	187,490
Unrealized gain (loss)	(789,394)	(137,996)	(118,476)	(479,552)

Net gain (loss) on investments	(574,326)	(175,902)	(59,967)	(292,062)

Net increase (decrease) in contract owners’ equity from operations	$230,552	$(135,612)	$(73,136)	$(42,647)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust - Class I			Wells Fargo Variable Trust
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$503,976	$1,084,458	$18,114,955	$4,538	$720	$0
Risk and administrative expense (note 2)	(344,856)	(886,797)	(21,611,904)	(45,746)	(4,088)	(52,571)

Net investment activity	159,120	197,661	(3,496,949)	(41,208)	(3,368)	(52,571)

Reinvested capital gains	0	2,932,506	17,150,299	363,300	0	564,797

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,275,602	385,839	7,055,248	127,055	899	337,646
Unrealized gain (loss)	(3,033,776)	(6,445,633)	(134,005,546)	(594,531)	(34,547)	(910,340)

Net gain (loss) on investments	(1,758,174)	(6,059,794)	(126,950,298)	(467,476)	(33,648)	(572,694)

Net increase (decrease) in contract owners’ equity from operations	$(1,599,054)	$(2,929,627)	$(113,296,948)	$(145,384)	$(37,016)	$(60,468)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$40,265	$35,391	$2,808,024	$401,037	$33,419
Risk and administrative expense (note 2)	(16,316)	(32,769)	(2,576,199)	(394,476)	(124,797)

Net investment activity	23,949	2,622	231,825	6,561	(91,378)

Reinvested capital gains	0	0	22,667,100	1,773,756	569,669

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	431	235,444	144,923	2,207,723	364,265
Unrealized gain (loss)	(48,826)	(214,191)	(33,810,021)	(4,412,409)	(634,424)

Net gain (loss) on investments	(48,395)	21,253	(33,665,098)	(2,204,686)	(270,159)

Net increase (decrease) in contract owners’ equity from operations	$(24,446)	$23,875	$(10,766,173)	$(424,369)	$208,132

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$4,329,577	$0	$30,175	$10,128,715	$0
Risk and administrative expense (note 2)	(4,807,671)	(549,757)	(86,783)	(8,226,254)	(2,327,339)

Net investment activity	(478,094)	(549,757)	(56,608)	1,902,461	(2,327,339)

Reinvested capital gains	996,986	3,004,295	456,475	10,797,394	4,548,338

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,919,120)	(487,715)	143,735	21,067,561	161,081
Unrealized gain (loss)	(77,729,687)	(3,602,930)	(987,639)	(29,754,179)	(5,932,132)

Net gain (loss) on investments	(83,648,807)	(4,090,645)	(843,904)	(8,686,618)	(5,771,051)

Net increase (decrease) in contract owners’ equity from operations	$(83,129,915)	$(1,636,107)	$(444,037)	$4,013,237	$(3,550,052)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Prudential Series Fund, Inc. - Class II
	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2015	2015
Investment activity:
Reinvested dividends	$0	$0
Risk and administrative expense (note 2)	(1,691,773)	(365,284)

Net investment activity	(1,691,773)	(365,284)

Reinvested capital gains	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,389,455	2,251,790
Unrealized gain (loss)	(3,621,492)	402,243

Net gain (loss) on investments	7,767,963	2,654,033

Net increase (decrease) in contract owners’ equity from operations	$6,076,190	$2,288,749

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$1,275,561	$4,007,616	$24,378	$4,739,169	$2,656,203	$2,029,526
Risk and administrative expense (note 2)	(6,692,040)	(6,395,254)	(937,904)	(2,088,816)	(2,100,248)	(2,193,722)

Net investment activity	(5,416,479)	(2,387,638)	(913,526)	2,650,353	555,955	(164,196)

Reinvested capital gains	62,640,593	45,045,959	2,258,377	16,064,230	3,515,592	2,650,674

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,458,005	19,745,584	5,153,970	758,929	8,980,517	92,134
Unrealized gain (loss)	(76,937,173)	(66,398,988)	(2,590,370)	(28,446,895)	(9,876,238)	(9,108,552)

Net gain (loss) on investments	(70,479,168)	(46,653,404)	2,563,600	(27,687,966)	(895,721)	(9,016,418)

Net increase (decrease) in contract owners’ equity from operations	$(13,255,054)	$(3,995,083)	$3,908,451	$(8,973,383)	$3,175,826	$(6,529,940)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount	Flexible Bond Subaccount
	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$130,498	$182,131	$2,279,133	$1,014,783	$9,446,819	$111,349
Risk and administrative expense (note 2)	(371,863)	(421,732)	(2,126,893)	(2,605,501)	(7,789,047)	(45,246)

Net investment activity	(241,365)	(239,601)	152,240	(1,590,718)	1,657,772	66,103

Reinvested capital gains	5,309,314	0	5,300,984	5,933,593	10,688,516	3,757

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,108,770	1,893,443	3,506,200	(16,582,669)	9,401,269	(2,550)
Unrealized gain (loss)	(5,314,517)	(3,208,725)	(10,363,354)	(6,390,578)	(7,829,100)	(192,152)

Net gain (loss) on investments	(4,205,747)	(1,315,282)	(6,857,154)	(22,973,247)	1,572,169	(194,702)

Net increase (decrease) in contract owners’ equity from operations	$862,202	$(1,554,883)	$(1,403,930)	$(18,630,372)	$13,918,457	$(124,842)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	J.P. Morgan Insurance Trust - Class I		AB Variable Product Series Fund, Inc. - Class B
	Small Cap Core Subaccount	Mid Cap Value Subaccount	VPS Growth & Income Subaccount	VPS Small Cap Growth Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation- Moderate Subaccount
	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$54,181	$2,421,457	$1,396	$0	$1,782,600	$0
Risk and administrative expense (note 2)	(538,292)	(3,143,232)	(1,604)	(620)	(3,604,079)	(185,020)

Net investment activity	(484,111)	(721,775)	(208)	(620)	(1,821,479)	(185,020)

Reinvested capital gains	3,824,536	18,501,945	0	7,865	4,712,163	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,357,358	14,741,904	4,948	229	3,203,016	14,185
Unrealized gain (loss)	(7,527,060)	(41,809,031)	(4,333)	(8,731)	(13,651,018)	(132,544)

Net gain (loss) on investments	(6,169,702)	(27,067,127)	615	(8,502)	(10,448,002)	(118,359)

Net increase (decrease) in contract owners’ equity from operations	$(2,829,277)	$(9,286,957)	$407	$(1,257)	$(7,557,318)	$(303,379)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount	Investors Growth Stock Subaccount (note 4)	Mid Cap Growth Subaccount	Total Return Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$100,094	$0	$1,465,617
Risk and administrative expense (note 2)	(283,780)	(58,615)	(488,303)	(782,328)

Net investment activity	(283,780)	41,479	(488,303)	683,289

Reinvested capital gains	675,693	1,653,849	3,903,391	2,318,678

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(521,454)	1,986,022	1,275,716	2,281,040
Unrealized gain (loss)	(156,971)	(3,492,006)	(3,711,928)	(6,342,348)

Net gain (loss) on investments	(678,425)	(1,505,984)	(2,436,212)	(4,061,308)

Net increase (decrease) in contract owners’ equity from operations	$(286,512)	$189,344	$978,876	$(1,059,341)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$20,968,029	$53,587,058	$1,814,732	$1,271,276	$12,828,706
Risk and administrative expense (note 2)	(6,882,303)	(16,047,389)	(1,250,076)	(369,627)	(5,944,480)

Net investment activity	14,085,726	37,539,669	564,656	901,649	6,884,226

Reinvested capital gains	0	9,279,181	0	0	23,711,919

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,352,741)	(4,866,646)	(5,602,163)	(8,026,909)	(1,379,641)
Unrealized gain (loss)	(29,461,520)	(52,198,109)	(234,139)	(1,070,243)	(61,761,527)

Net gain (loss) on investments	(34,814,261)	(57,064,755)	(5,836,302)	(9,097,152)	(63,141,168)

Net increase (decrease) in contract owners’ equity from operations	$(20,728,535)	$(10,245,905)	$(5,271,646)	$(8,195,503)	$(32,545,023)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares		Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	Short- Term Subaccount	Low Duration Subaccount	VP S&P 500 Index Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2015	2015 (a)	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$351,650	$2,049,300	$254	$503,058	$2,012,737	$0
Risk and administrative expense (note 2)	(457,633)	(328,207)	(1,714)	(457,025)	(4,654,285)	(1,295,721)

Net investment activity	(105,983)	1,721,093	(1,460)	46,033	(2,641,548)	(1,295,721)

Reinvested capital gains	21,740	0	2,296	1,760,237	57,910,138	5,287,455

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,259	9,947	(9)	1,480,226	9,769,666	(211,778)
Unrealized gain (loss)	(17,409)	(1,845,506)	(1,170)	(4,692,016)	(115,287,501)	(17,873,997)

Net gain (loss) on investments	(11,150)	(1,835,559)	(1,179)	(3,211,790)	(105,517,835)	(18,085,775)

Net increase (decrease) in contract owners’ equity from operations	$(95,393)	$(114,466)	$(343)	$(1,405,520)	$(50,249,245)	$(14,094,041)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,697,673	$1,323,093	$0	$876	$790,379	$16,014,089
Risk and administrative expense (note 2)	(1,089,677)	(1,470,143)	(504,666)	(413)	(703,135)	(5,475,827)

Net investment activity	1,607,996	(147,050)	(504,666)	463	87,244	10,538,262

Reinvested capital gains	0	0	5,144,330	124	0	36,102,172

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	67,822	8,324,108	1,159,721	1,974	290,009	(3,751,078)
Unrealized gain (loss)	(3,546,481)	(7,388,632)	(2,140,251)	(5,667)	(3,344,103)	(66,429,486)

Net gain (loss) on investments	(3,478,659)	935,476	(980,530)	(3,693)	(3,054,094)	(70,180,564)

Net increase (decrease) in contract owners’ equity from operations	$(1,870,663)	$788,426	$3,659,134	$(3,106)	$(2,966,850)	$(23,540,130)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$5,456,933	$0	$5,471,821	$215,990
Risk and administrative expense (note 2)	(1,499,646)	(250,239)	(2,204,854)	(751,469)

Net investment activity	3,957,287	(250,239)	3,266,967	(535,479)

Reinvested capital gains	0	11,824,344	5,588,811	1,174,695

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	206,440	(342,450)	1,478,271	3,634,072
Unrealized gain (loss)	(13,810,431)	(10,622,091)	(22,568,893)	(9,834,784)

Net gain (loss) on investments	(13,603,991)	(10,964,541)	(21,090,622)	(6,200,712)

Net increase (decrease) in contract owners’ equity from operations	$(9,646,704)	$609,564	$(12,234,844)	$(5,561,496)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Managed Tail Risk Fund II Primary Shares Subaccount
	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$0	$21,377,405	$973,659	$0
Risk and administrative expense (note 2)	(602,698)	(6,962,650)	(914,354)	(48,508)

Net investment activity	(602,698)	14,414,755	59,305	(48,508)

Reinvested capital gains	5,272,042	2,292,740	89,257	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	839,039	(5,993,650)	(1,268,060)	(19,803)
Unrealized gain (loss)	(4,851,946)	(59,318,253)	(4,350,185)	(457,175)

Net gain (loss) on investments	(4,012,907)	(65,311,903)	(5,618,245)	(476,978)

Net increase (decrease) in contract owners’ equity from operations	$656,437	$(48,604,408)	$(5,469,683)	$(525,486)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$3,951,400	$181,065	$20,890	$145,818
Risk and administrative expense (note 2)	(4,216,078)	(218,983)	(252,502)	(2,171,011)

Net investment activity	(264,678)	(37,918)	(231,612)	(2,025,193)

Reinvested capital gains	38,726,656	989,318	1,186,350	3,614,186

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,752,973	925,663	595,008	681,210
Unrealized gain (loss)	(59,448,271)	(2,177,354)	(1,283,610)	(14,489,099)

Net gain (loss) on investments	(56,695,298)	(1,251,691)	(688,602)	(13,807,889)

Net increase (decrease) in contract owners’ equity from operations	$(18,233,320)	$(300,291)	$266,136	$(12,218,896)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$6,058,243	$0	$13,607,673	$1,270,037
Risk and administrative expense (note 2)	(1,709,119)	(311,918)	(5,716,541)	(562,105)

Net investment activity	4,349,124	(311,918)	7,891,132	707,932

Reinvested capital gains	0	15,135,140	14,243,758	72,927

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	787,181	(760,199)	4,503,729	184,343
Unrealized gain (loss)	(16,379,997)	(13,371,140)	(59,738,278)	(4,173,373)

Net gain (loss) on investments	(15,592,816)	(14,131,339)	(55,234,549)	(3,989,030)

Net increase (decrease) in contract owners’ equity from operations	$(11,243,692)	$691,883	$(33,099,659)	$(3,208,171)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ivy Funds Variable Insurance Portfolios, Inc.			Northern Lights Variable Trust - Class 2
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$1,443,793	$52,170	$0	$6,645,806	$11,770,173	$11,133,671
Risk and administrative expense (note 2)	(5,056,210)	(684,308)	(1,259,300)	(7,079,695)	(11,685,097)	(10,672,811)

Net investment activity	(3,612,417)	(632,138)	(1,259,300)	(433,889)	85,076	460,860

Reinvested capital gains	69,328,389	0	5,674,923	12,562,987	19,003,694	3,389,690

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,804,733)	(3,075,222)	2,820,944	2,886,372	7,084,363	14,814,643
Unrealized gain (loss)	(90,277,055)	(9,098,737)	(11,524,760)	(46,299,435)	(93,994,209)	(100,824,882)

Net gain (loss) on investments	(101,081,788)	(12,173,959)	(8,703,816)	(43,413,063)	(86,909,846)	(86,010,239)

Net increase (decrease) in contract owners’ equity from operations	$(35,365,816)	$(12,806,097)	$(4,288,193)	$(31,283,965)	$(67,821,076)	$(82,159,689)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Northern Lights Variable Trust - Class 3			MFS® Variable Insurance Trust II Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015 (a)	2015 (a)	2015 (a)	2015 (b)
Investment activity:
Reinvested dividends	$154,806	$292,773	$172,145	$81,773
Risk and administrative expense (note 2)	(84,294)	(160,653)	(81,997)	(176,152)

Net investment activity	70,512	132,120	90,148	(94,379)

Reinvested capital gains	309,269	508,792	57,535	1,032,600

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(275,208)	(388,175)	(237,337)	(45,400)
Unrealized gain (loss)	(865,654)	(2,147,224)	(1,054,450)	(1,314,242)

Net gain (loss) on investments	(1,140,862)	(2,535,399)	(1,291,787)	(1,359,642)

Net increase (decrease) in contract owners’ equity from operations	$(761,081)	$(1,894,487)	$(1,144,104)	$(421,421)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(b)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 5	Legg Mason Partners Variable Income Trust - Class II
	Franklin VolSmart Allocation VIP Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (a)	2015 (a)	2015
Investment activity:
Reinvested dividends	$225,390	$3,796,227	$316,247,897
Risk and administrative expense (note 2)	(181,947)	(1,041,729)	(255,048,440)

Net investment activity	43,443	2,754,498	61,199,457

Reinvested capital gains	797,510	0	614,144,205

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,368	(41,065)	278,860,801
Unrealized gain (loss)	(1,335,122)	(5,617,107)	(1,807,191,055)

Net gain (loss) on investments	(1,329,754)	(5,658,172)	(1,528,330,254)

Net increase (decrease) in contract owners’ equity from operations	$(488,801)	$(2,903,674)	$(852,986,592)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,082,218)	$(1,664,730)	$(2,229,358)	$(2,564,516)	$(1,847,342)	$(1,696,328)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	9,407,759	8,200,173	24,759	(29,800)	3,732,551	4,511,903
Unrealized gain (loss)	(22,956,843)	24,538,061	0	0	(6,648,306)	2,981,273

Net increase (decrease) in contract owners’ equity from operations	(16,631,302)	31,073,504	(2,204,599)	(2,594,316)	(4,763,097)	5,796,848

Equity transactions:
Contract purchase payments (note 1)	10,031,113	5,181,916	18,239,919	19,848,566	4,590,164	4,708,459
Extra credit fund deposit (note 1)	26,399	14,892	47,887	17,133	42,587	28,131
Transfers (to) and from other subaccounts	61,791,768	275,835,229	43,175,725	(24,011,765)	9,882,380	10,664,477
Transfers (to) and from fixed dollar contract	2,002,456	215,011	(2,707,199)	(1,833,003)	269,374	413,772
Withdrawals and surrenders	(17,669,579)	(12,010,145)	(24,220,610)	(37,033,100)	(7,500,052)	(6,798,162)
Surrender charges (note 2)	(69,142)	(37,894)	(140,131)	(156,828)	(43,341)	(22,503)
Annual contract charges (note 2)	(5,066,125)	(2,135,353)	(1,885,581)	(2,250,417)	(1,404,967)	(1,200,270)
Annuity and death benefit payments	(12,714,962)	(6,069,515)	(10,625,316)	(10,268,774)	(4,239,572)	(3,938,885)

Net equity transactions	38,331,928	260,994,141	21,884,694	(55,688,188)	1,596,573	3,855,019

Net change in contract owners’ equity	21,700,626	292,067,645	19,680,095	(58,282,504)	(3,166,524)	9,651,867
Contract owners’ equity:
Beginning of period	458,758,789	166,691,144	167,679,811	225,962,315	140,287,106	130,635,239

End of period	$480,459,415	$458,758,789	$187,359,906	$167,679,811	$137,120,582	$140,287,106

Change in units:
Beginning units	34,205,313	13,471,858	14,677,600	19,504,529	7,852,623	7,617,645

Units purchased	9,890,313	23,864,304	12,347,332	13,407,356	2,361,259	2,489,720
Units redeemed	(6,368,608)	(3,130,849)	(10,370,430)	(18,234,285)	(2,246,876)	(2,254,742)

Ending units	37,727,018	34,205,313	16,654,502	14,677,600	7,967,006	7,852,623

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Omni Subaccount		International Subaccount		Capital Appreciation Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,272)	$(51,332)	$(1,955,192)	$(2,029,780)	$(2,231,657)	$(1,267,425)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	975,780	1,074,758	4,085,860	4,165,941	8,850,624	8,445,841
Unrealized gain (loss)	(1,204,550)	898,402	(4,076,942)	(19,690,928)	(17,014,712)	7,682,556

Net increase (decrease) in contract owners’ equity from operations	(276,042)	1,921,828	(1,946,274)	(17,554,767)	(10,395,745)	14,860,972

Equity transactions:
Contract purchase payments (note 1)	787,977	477,587	2,260,090	2,613,513	8,353,057	3,982,286
Extra credit fund deposit (note 1)	1,714	280	7,575	3,507	22,280	10,116
Transfers (to) and from other subaccounts	13,842,149	(543,313)	(1,416,841)	17,201,037	14,160,188	301,499,477
Transfers (to) and from fixed dollar contract	18,662	(3,221)	232,450	(57,235)	1,980,845	673,490
Withdrawals and surrenders	(1,455,658)	(1,477,712)	(6,806,406)	(7,815,588)	(15,367,587)	(8,214,998)
Surrender charges (note 2)	(5,726)	(7,318)	(13,805)	(12,802)	(53,891)	(25,970)
Annual contract charges (note 2)	(183,288)	(80,974)	(1,489,025)	(1,462,750)	(4,564,745)	(1,645,092)
Annuity and death benefit payments	(759,882)	(465,466)	(4,945,752)	(4,672,191)	(10,075,910)	(4,595,957)

Net equity transactions	12,245,948	(2,100,137)	(12,171,714)	5,797,491	(5,545,763)	291,683,352

Net change in contract owners’ equity	11,969,906	(178,309)	(14,117,988)	(11,757,276)	(15,941,508)	306,544,324
Contract owners’ equity:
Beginning of period	18,820,578	18,998,887	154,872,815	166,630,091	409,508,448	102,964,124

End of period	$30,790,484	$18,820,578	$140,754,827	$154,872,815	$393,566,940	$409,508,448

Change in units:
Beginning units	937,616	1,041,092	14,435,250	13,865,847	13,641,897	3,469,708

Units purchased	1,100,488	82,507	1,361,482	2,322,394	2,002,711	11,170,674
Units redeemed	(228,933)	(185,983)	(2,471,685)	(1,752,991)	(2,054,986)	(998,485)

Ending units	1,809,171	937,616	13,325,047	14,435,250	13,589,622	13,641,897

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount		Aggressive Growth Subaccount		Small Cap Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(833,560)	$(755,957)	$(412,944)	$(321,194)	$(2,347,008)	$(1,166,086)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	3,656,602	2,757,081	1,946,079	1,843,419	7,000,577	6,292,791
Unrealized gain (loss)	1,174,529	(8,098,418)	865,958	497,719	(5,755,579)	12,266,201

Net increase (decrease) in contract owners’ equity from operations	3,997,571	(6,097,294)	2,399,093	2,019,944	(1,102,010)	17,392,906

Equity transactions:
Contract purchase payments (note 1)	1,857,769	1,747,726	1,254,196	1,730,145	4,895,432	3,419,572
Extra credit fund deposit (note 1)	4,562	5,758	1,652	229	8,199	7,604
Transfers (to) and from other subaccounts	8,624,877	2,112,309	9,948,635	(1,775,633)	34,252,951	87,368,017
Transfers (to) and from fixed dollar contract	3,305	350,629	(78,786)	193,032	1,422,362	448,813
Withdrawals and surrenders	(2,442,739)	(2,659,512)	(925,071)	(1,394,051)	(6,392,815)	(4,326,762)
Surrender charges (note 2)	(8,598)	(12,699)	(2,696)	(7,699)	(25,850)	(21,805)
Annual contract charges (note 2)	(655,241)	(569,675)	(303,719)	(230,255)	(2,060,934)	(855,311)
Annuity and death benefit payments	(1,604,723)	(1,512,643)	(864,387)	(650,180)	(3,965,867)	(1,748,494)

Net equity transactions	5,779,212	(538,107)	9,029,824	(2,134,412)	28,133,478	84,291,634

Net change in contract owners’ equity	9,776,783	(6,635,401)	11,428,917	(114,468)	27,031,468	101,684,540
Contract owners’ equity:
Beginning of period	53,952,054	60,587,455	26,676,833	26,791,301	171,076,472	69,391,932

End of period	$63,728,837	$53,952,054	$38,105,750	$26,676,833	$198,107,940	$171,076,472

Change in units:
Beginning units	2,888,901	2,907,963	2,347,399	2,617,296	11,690,936	5,074,868

Units purchased	1,129,624	481,167	1,301,582	329,205	4,755,159	9,215,075
Units redeemed	(825,051)	(500,229)	(485,242)	(599,102)	(2,709,927)	(2,599,007)

Ending units	3,193,474	2,888,901	3,163,739	2,347,399	13,736,168	11,690,936

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(826,444)	$(784,200)	$562,281	$329,672	$5,029,363	$12,257,654
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	4,031,502	4,657,656	16,832,442	14,085,797	10,145,164	26,893,854
Unrealized gain (loss)	(7,380,141)	1,924,552	(17,692,346)	15,662,416	(6,743,250)	829,542

Net increase (decrease) in contract owners’ equity from operations	(4,175,083)	5,798,008	(297,623)	30,077,885	8,431,277	39,981,050

Equity transactions:
Contract purchase payments (note 1)	2,778,804	2,488,864	22,682,955	21,293,950	7,204,874	10,441,242
Extra credit fund deposit (note 1)	4,979	4,681	24,255	12,924	14,722	14,263
Transfers (to) and from other subaccounts	1,348,834	542,364	18,092,664	27,367,632	(19,057,331)	(93,946,276)
Transfers (to) and from fixed dollar contract	73,156	397,632	3,674,180	6,086,504	1,771,044	2,700,212
Withdrawals and surrenders	(2,575,371)	(3,424,347)	(12,185,410)	(10,044,059)	(10,767,006)	(12,400,282)
Surrender charges (note 2)	(8,947)	(15,741)	(44,352)	(33,990)	(40,638)	(79,618)
Annual contract charges (note 2)	(564,798)	(489,794)	(2,895,111)	(2,314,304)	(3,832,521)	(4,314,031)
Annuity and death benefit payments	(1,519,486)	(1,447,152)	(6,717,117)	(5,085,945)	(7,764,012)	(7,641,652)

Net equity transactions	(462,829)	(1,943,493)	22,632,064	37,282,712	(32,470,868)	(105,226,142)

Net change in contract owners’ equity	(4,637,912)	3,854,515	22,334,441	67,360,597	(24,039,591)	(65,245,092)
Contract owners’ equity:
Beginning of period	63,048,719	59,194,204	306,997,929	239,637,332	319,274,920	384,520,012

End of period	$58,410,807	$63,048,719	$329,332,370	$306,997,929	$295,235,329	$319,274,920

Change in units:
Beginning units	2,565,658	2,623,813	15,603,554	13,597,324	20,196,226	26,994,690

Units purchased	457,546	451,383	4,463,344	4,782,067	2,170,012	2,455,581
Units redeemed	(472,817)	(509,538)	(3,268,996)	(2,775,837)	(4,243,660)	(9,254,045)

Ending units	2,550,387	2,565,658	16,797,902	15,603,554	18,122,578	20,196,226

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,543,128)	$(3,467,366)	$(901,614)	$(875,887)	$(681,052)	$(192,069)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	11,218,231	28,229,364	4,585,154	5,253,142	9,351,114	8,252,934
Unrealized gain (loss)	(16,579,197)	(20,156,529)	(5,413,150)	(3,839,526)	(159,613)	6,927,775

Net increase (decrease) in contract owners’ equity from operations	(7,904,094)	4,605,469	(1,729,610)	537,729	8,510,449	14,988,640

Equity transactions:
Contract purchase payments (note 1)	4,343,086	7,832,549	3,818,534	3,922,957	6,137,461	5,056,272
Extra credit fund deposit (note 1)	12,221	23,911	2,639	9,371	16,512	2,340
Transfers (to) and from other subaccounts	(15,534,302)	(69,286,353)	19,836,689	(5,383,525)	5,873,704	10,865,147
Transfers (to) and from fixed dollar contract	227,263	1,103,676	405,809	245,600	1,092,490	824,862
Withdrawals and surrenders	(8,590,555)	(11,459,281)	(2,207,953)	(2,085,793)	(4,099,674)	(4,937,548)
Surrender charges (note 2)	(36,660)	(72,360)	(5,569)	(6,304)	(17,109)	(11,307)
Annual contract charges (note 2)	(2,126,068)	(2,865,939)	(663,411)	(590,570)	(1,071,519)	(853,504)
Annuity and death benefit payments	(6,174,314)	(6,669,978)	(1,555,771)	(1,258,465)	(3,070,519)	(2,308,179)

Net equity transactions	(27,879,329)	(81,393,775)	19,630,967	(5,146,729)	4,861,346	8,638,083

Net change in contract owners’ equity	(35,783,423)	(76,788,306)	17,901,357	(4,609,000)	13,371,795	23,626,723
Contract owners’ equity:
Beginning of period	211,694,181	288,482,487	65,981,239	70,590,239	107,867,943	84,241,220

End of period	$175,910,758	$211,694,181	$83,882,596	$65,981,239	$121,239,738	$107,867,943

Change in units:
Beginning units	9,899,287	13,724,307	1,888,830	2,030,472	11,353,564	10,406,649

Units purchased	1,050,510	1,738,894	1,042,328	386,868	3,440,930	4,084,030
Units redeemed	(2,347,884)	(5,563,914)	(403,424)	(528,510)	(3,133,483)	(3,137,115)

Ending units	8,601,913	9,899,287	2,527,734	1,888,830	11,661,011	11,353,564

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,735,149)	$(1,999,773)	$(2,122,658)	$(2,206,072)	$(265,916)	$543,169
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	18,812,364	17,037,420	15,057,952	15,172,892	8,021,115	3,502,095
Unrealized gain (loss)	(10,650,646)	10,842,942	(20,019,755)	(4,536,844)	(8,470,697)	21,231,950

Net increase (decrease) in contract owners’ equity from operations	6,426,569	25,880,589	(7,084,461)	8,429,976	(715,498)	25,277,214

Equity transactions:
Contract purchase payments (note 1)	4,940,755	5,298,815	3,407,236	3,820,719	92,311,441	77,740,985
Extra credit fund deposit (note 1)	7,743	16,236	6,313	5,030	64,529	52,621
Transfers (to) and from other subaccounts	(10,979,756)	(16,165,623)	(2,022,380)	(2,819,951)	(28,223,619)	466,247,452
Transfers (to) and from fixed dollar contract	1,276,199	1,152,168	848,900	991,664	23,181,771	24,196,797
Withdrawals and surrenders	(7,765,475)	(7,651,113)	(5,677,620)	(5,882,496)	(23,133,793)	(9,692,191)
Surrender charges (note 2)	(31,308)	(43,211)	(22,300)	(35,558)	(202,559)	(121,434)
Annual contract charges (note 2)	(2,591,231)	(2,470,897)	(2,005,580)	(1,938,523)	(9,377,904)	(3,917,811)
Annuity and death benefit payments	(5,751,103)	(5,065,608)	(4,053,754)	(3,753,093)	(17,902,030)	(6,278,297)

Net equity transactions	(20,894,176)	(24,929,233)	(9,519,185)	(9,612,208)	36,717,836	548,228,122

Net change in contract owners’ equity	(14,467,607)	951,356	(16,603,646)	(1,182,232)	36,002,338	573,505,336
Contract owners’ equity:
Beginning of period	217,841,862	216,890,506	167,580,628	168,762,860	804,044,771	230,539,435

End of period	$203,374,255	$217,841,862	$150,976,982	$167,580,628	$840,047,109	$804,044,771

Change in units:
Beginning units	10,529,304	11,783,687	9,531,285	10,065,360	46,526,004	14,149,173

Units purchased	975,206	783,382	1,775,606	1,694,279	10,575,589	35,723,955
Units redeemed	(1,942,872)	(2,037,765)	(2,232,726)	(2,228,354)	(8,048,816)	(3,347,124)

Ending units	9,561,638	10,529,304	9,074,165	9,531,285	49,052,777	46,526,004

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Target VIP Subaccount		Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2015	2014	2015	2014	2015	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,642)	$163,779	$(1,034,774)	$(1,167,763)	$(725,588)	$(131,624)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,828,277	1,336,191	20,233,863	8,571,655	131,920	24,262
Unrealized gain (loss)	(3,942,337)	1,564,529	(14,315,314)	4,433,684	(1,149,051)	1,160,972

Net increase (decrease) in contract owners’ equity from operations	(2,122,702)	3,064,499	4,883,775	11,837,576	(1,742,719)	1,053,610

Equity transactions:
Contract purchase payments (note 1)	765,970	1,310,552	2,667,087	3,026,240	49,911,714	26,512,691
Extra credit fund deposit (note 1)	4,092	7,463	5,225	5,297	19,697	19,231
Transfers (to) and from other subaccounts	(3,519,137)	1,208,220	(8,280,893)	(6,618,211)	58,634,385	3,468,068
Transfers (to) and from fixed dollar contract	(75,544)	306,615	628,902	791,851	11,146,044	2,607,615
Withdrawals and surrenders	(1,498,879)	(1,691,536)	(3,951,524)	(3,819,740)	(959,820)	(184,797)
Surrender charges (note 2)	(1,573)	(3,463)	(15,758)	(26,666)	(32,252)	(737)
Annual contract charges (note 2)	(630,401)	(620,025)	(1,431,179)	(1,354,497)	(601,977)	(25,590)
Annuity and death benefit payments	(1,574,235)	(1,509,665)	(2,750,423)	(2,484,327)	(743,488)	(117,593)

Net equity transactions	(6,529,707)	(991,839)	(13,128,563)	(10,480,053)	117,374,303	32,278,888

Net change in contract owners’ equity	(8,652,409)	2,072,660	(8,244,788)	1,357,523	115,631,584	33,332,498
Contract owners’ equity:
Beginning of period	52,585,147	50,512,487	116,540,658	115,183,135	33,332,498	0

End of period	$43,932,738	$52,585,147	$108,295,870	$116,540,658	$148,964,082	$33,332,498

Change in units:
Beginning units	3,668,362	3,746,231	7,548,477	8,255,633	3,106,380	0

Units purchased	186,802	382,123	2,598,104	678,839	12,126,821	3,206,257
Units redeemed	(647,580)	(459,992)	(3,432,957)	(1,385,995)	(974,888)	(99,877)

Ending units	3,207,584	3,668,362	6,713,624	7,548,477	14,258,313	3,106,380

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,817)	$(11,256)	$15,077	$12,576	$2,758	$2,652
Reinvested capital gains	28,947	0	73,702	11,942	0	0
Realized gain (loss)	43,404	64,228	1,186	9,139	(2,151)	(2,802)
Unrealized gain (loss)	(10,624)	41,572	(131,915)	28,364	(2,970)	345

Net increase (decrease) in contract owners’ equity from operations	51,910	94,544	(41,950)	62,021	(2,363)	195

Equity transactions:
Contract purchase payments (note 1)	1,275	909	8,744	3,942	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	23,578	(4,731)	0	(5,473)	0	(4,454)
Transfers (to) and from fixed dollar contract	(34,006)	(23,741)	0	0	0	0
Withdrawals and surrenders	(51,424)	(123,020)	(43,257)	(111,461)	(5,151)	(7,173)
Surrender charges (note 2)	(100)	(489)	(105)	(46)	(6)	(2)
Annual contract charges (note 2)	(974)	(1,097)	(480)	(570)	(128)	(146)
Annuity and death benefit payments	(12,249)	(8,252)	(12,106)	(16,742)	(2,624)	(1,280)

Net equity transactions	(73,900)	(160,421)	(47,204)	(130,350)	(7,909)	(13,055)

Net change in contract owners’ equity	(21,990)	(65,877)	(89,154)	(68,329)	(10,272)	(12,860)
Contract owners’ equity:
Beginning of period	964,948	1,030,825	845,602	913,931	59,782	72,642

End of period	$942,958	$964,948	$756,448	$845,602	$49,510	$59,782

Change in units:
Beginning units	33,884	39,769	31,125	36,104	3,391	4,115

Units purchased	836	33	326	149	0	0
Units redeemed	(3,423)	(5,918)	(2,081)	(5,128)	(439)	(724)

Ending units	31,297	33,884	29,370	31,125	2,952	3,391

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(30,609)	$(45,149)	$(10,766)	$37,153	$(13,169)	$(4,207)	$24,231	$36,094
Reinvested capital gains	835,487	356,277	51,056	204,345	0	0	225,184	193,772
Realized gain (loss)	215,068	102,249	(37,906)	17,509	58,509	65,713	187,490	247,835
Unrealized gain (loss)	(789,394)	131,600	(137,996)	(525,280)	(118,476)	74,510	(479,552)	26,720

Net increase (decrease) in contract owners’ equity from operations	230,552	544,977	(135,612)	(266,273)	(73,136)	136,016	(42,647)	504,421

Equity transactions:
Contract purchase payments (note 1)	2,828	11,847	8,011	487	8,290	8,526	(677)	16,209
Extra credit fund deposit (note 1)	42	39	21	19	16	16	24	(339)
Transfers (to) and from other subaccounts	(114,717)	(28,779)	18,176	33,093	115,723	52,138	(76,508)	46,629
Transfers (to) and from fixed dollar contract	(35,734)	(9,697)	0	0	(23,546)	(9,888)	(8,838)	28,957
Withdrawals and surrenders	(953,157)	(407,912)	(238,625)	(130,268)	(194,656)	(295,510)	(822,266)	(1,097,088)
Surrender charges (note 2)	(165)	(467)	(25)	(50)	(438)	(351)	(1,811)	(1,713)
Annual contract charges (note 2)	(11,004)	(8,601)	(5,012)	(5,861)	(4,352)	(4,340)	(9,271)	(9,777)
Annuity and death benefit payments	(85,124)	(46,335)	(32,738)	(37,794)	(34,653)	(22,602)	(303,218)	(300,926)

Net equity transactions	(1,197,031)	(489,905)	(250,192)	(140,374)	(133,616)	(272,011)	(1,222,565)	(1,318,048)

Net change in contract owners’ equity	(966,479)	55,072	(385,804)	(406,647)	(206,752)	(135,995)	(1,265,212)	(813,627)
Contract owners’ equity:
Beginning of period	5,128,610	5,073,538	1,827,022	2,233,669	2,251,228	2,387,223	7,093,559	7,907,186

End of period	$4,162,131	$5,128,610	$1,441,218	$1,827,022	$2,044,476	$2,251,228	$5,828,347	$7,093,559

Change in units:
Beginning units	294,795	324,749	76,779	81,591	156,482	175,177	260,055	309,864

Units purchased	5,959	11,414	3,384	2,902	10,613	5,593	3,373	8,117
Units redeemed	(71,112)	(41,368)	(13,090)	(7,714)	(18,856)	(24,288)	(49,789)	(57,926)

Ending units	229,642	294,795	67,073	76,779	148,239	156,482	213,639	260,055

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,628,724	$159,120	$287,703	$197,661	$736,551	$(3,496,949)	$5,218,441
Reinvested capital gains	15,002,829	0	0	2,932,506	4,662,205	17,150,299	13,888,967
Realized gain (loss)	(14,617,520)	1,275,602	995,096	385,839	1,332,539	7,055,248	9,263,701
Unrealized gain (loss)	(3,160,773)	(3,033,776)	1,563,207	(6,445,633)	(2,861,498)	(134,005,546)	31,880,336

Net increase (decrease) in contract owners’ equity from operations	1,853,260	(1,599,054)	2,846,006	(2,929,627)	3,869,797	(113,296,948)	60,251,445

Equity transactions:
Contract purchase payments (note 1)	2,141,717	1,803,282	2,590,867	3,080,001	4,948,576	294,468,552	339,829,557
Extra credit fund deposit (note 1)	1,507	18,891	4,583	21,129	40,579	172,960	188,416
Transfers (to) and from other subaccounts	(25,847,732)	163,563	1,474,072	3,102,722	36,132,270	81,816,232	40,369,959
Transfers (to) and from fixed dollar contract	54,567	142,545	210,709	191,771	290,309	72,190,850	78,633,507
Withdrawals and surrenders	(753,816)	(744,212)	(717,709)	(1,884,790)	(919,804)	(26,872,947)	(20,503,419)
Surrender charges (note 2)	(1,811)	(1,344)	(1,362)	(7,245)	(3,844)	(482,400)	(312,286)
Annual contract charges (note 2)	(206,531)	(277,406)	(213,977)	(659,216)	(365,903)	(16,769,514)	(11,568,544)
Annuity and death benefit payments	(479,829)	(798,440)	(539,016)	(1,533,579)	(749,402)	(25,073,602)	(15,463,338)

Net equity transactions	(25,091,928)	306,879	2,808,167	2,310,793	39,372,781	379,450,131	411,173,852

Net change in contract owners’ equity	(23,238,668)	(1,292,175)	5,654,173	(618,834)	43,242,578	266,153,183	471,425,297
Contract owners’ equity:
Beginning of period	23,238,668	28,083,325	22,429,152	71,971,075	28,728,497	1,435,535,845	964,110,548

End of period	$0	$26,791,150	$28,083,325	$71,352,241	$71,971,075	$1,701,689,028	$1,435,535,845

Change in units:
Beginning units	979,292	1,411,374	1,264,628	3,102,723	1,365,218	108,348,814	76,562,488

Units purchased	188,470	515,797	449,090	976,306	2,057,897	41,783,199	38,873,219
Units redeemed	(1,167,762)	(497,596)	(302,344)	(857,951)	(320,392)	(12,678,953)	(7,086,893)

Ending units	0	1,429,575	1,411,374	3,221,078	3,102,723	137,453,060	108,348,814

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Wells Fargo Variable Trust
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,208)	$(49,427)	$(3,368)	$(3,392)	$(52,571)	$(59,753)
Reinvested capital gains	363,300	0	0	0	564,797	568,523
Realized gain (loss)	127,055	227,648	899	1,593	337,646	566,215
Unrealized gain (loss)	(594,531)	172,800	(34,547)	11,798	(910,340)	(1,138,434)

Net increase (decrease) in contract owners’ equity from operations	(145,384)	351,021	(37,016)	9,999	(60,468)	(63,449)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	23	0
Extra credit fund deposit (note 1)	0	0	0	0	0	(186)
Transfers (to) and from other subaccounts	(16,053)	(55,451)	0	0	(24,503)	(39,591)
Transfers (to) and from fixed dollar contract	(59,782)	0	0	0	(38,055)	(80,226)
Withdrawals and surrenders	(285,404)	(649,989)	(14,499)	(6,622)	(510,324)	(637,914)
Surrender charges (note 2)	(205)	(675)	(22)	0	(194)	(292)
Annual contract charges (note 2)	(4,352)	(5,722)	(723)	(760)	(6,544)	(7,597)
Annuity and death benefit payments	(75,648)	(59,051)	(687)	(753)	(66,774)	(85,675)

Net equity transactions	(441,444)	(770,888)	(15,931)	(8,135)	(646,371)	(851,481)

Net change in contract owners’ equity	(586,828)	(419,867)	(52,947)	1,864	(706,839)	(914,930)
Contract owners’ equity:
Beginning of period	3,745,487	4,165,354	319,992	318,128	4,173,317	5,088,247

End of period	$3,158,659	$3,745,487	$267,045	$319,992	$3,466,478	$4,173,317

Change in units:
Beginning units	133,698	161,536	17,667	18,077	148,016	178,552

Units purchased	0	0	0	0	5	0
Units redeemed	(15,846)	(27,838)	(839)	(410)	(21,675)	(30,536)

Ending units	117,852	133,698	16,828	17,667	126,346	148,016

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$23,949	$19,581	$2,622	$4,887
Reinvested capital gains	0	0	0	0
Realized gain (loss)	431	4,844	235,444	167,836
Unrealized gain (loss)	(48,826)	47,149	(214,191)	545,988

Net increase (decrease) in contract owners’ equity from operations	(24,446)	71,574	23,875	718,711

Equity transactions:
Contract purchase payments (note 1)	5,083	1,156	15,433	21,061
Extra credit fund deposit (note 1)	26	0	0	0
Transfers (to) and from other subaccounts	25,380	101,076	(197,143)	(163,129)
Transfers (to) and from fixed dollar contract	0	0	(59,425)	12,082
Withdrawals and surrenders	(56,705)	(97,318)	(480,143)	(404,718)
Surrender charges (note 2)	(9)	(5)	(1,455)	(2,144)
Annual contract charges (note 2)	(2,158)	(1,065)	(5,745)	(5,831)
Annuity and death benefit payments	(10,263)	(81,401)	(51,037)	(75,637)

Net equity transactions	(38,646)	(77,557)	(779,515)	(618,316)

Net change in contract owners’ equity	(63,092)	(5,983)	(755,640)	100,395
Contract owners’ equity:
Beginning of period	1,185,746	1,191,729	3,002,292	2,901,897

End of period	$1,122,654	$1,185,746	$2,246,652	$3,002,292

Change in units:
Beginning units	67,487	72,157	66,343	82,171

Units purchased	6,725	11,569	2,427	6,066
Units redeemed	(9,163)	(16,239)	(19,617)	(21,894)

Ending units	65,049	67,487	49,153	66,343

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$231,825	$(125,468)	$6,561	$47,679	$(91,378)	$(92,568)
Reinvested capital gains	22,667,100	38,390,264	1,773,756	1,443,328	569,669	1,845,993
Realized gain (loss)	144,923	13,574,414	2,207,723	2,056,523	364,265	866,432
Unrealized gain (loss)	(33,810,021)	(26,433,417)	(4,412,409)	845,673	(634,424)	(1,487,794)

Net increase (decrease) in contract owners’ equity from operations	(10,766,173)	25,405,793	(424,369)	4,393,203	208,132	1,132,063

Equity transactions:
Contract purchase payments (note 1)	1,460,482	2,291,309	263,026	333,326	36,361	134,127
Extra credit fund deposit (note 1)	4,289	6,852	1,065	1,230	261	66
Transfers (to) and from other subaccounts	(1,130,883)	(43,121,326)	(1,744,121)	310,042	200,514	(86,359)
Transfers (to) and from fixed dollar contract	633,156	164,894	(283,166)	43,581	(31,526)	(87,342)
Withdrawals and surrenders	(7,204,670)	(9,499,102)	(1,822,854)	(1,527,690)	(396,672)	(626,375)
Surrender charges (note 2)	(8,076)	(12,733)	(2,995)	(1,147)	(663)	(688)
Annual contract charges (note 2)	(2,382,868)	(2,633,363)	(271,108)	(261,609)	(92,464)	(85,131)
Annuity and death benefit payments	(7,690,143)	(8,066,322)	(1,028,372)	(992,400)	(307,858)	(265,619)

Net equity transactions	(16,318,713)	(60,869,791)	(4,888,525)	(2,094,667)	(592,047)	(1,017,321)

Net change in contract owners’ equity	(27,084,886)	(35,463,998)	(5,312,894)	2,298,536	(383,915)	114,742
Contract owners’ equity:
Beginning of period	209,783,868	245,247,866	33,261,572	30,963,036	9,819,307	9,704,565

End of period	$182,698,982	$209,783,868	$27,948,678	$33,261,572	$9,435,392	$9,819,307

Change in units:
Beginning units	13,193,221	17,187,094	1,798,093	1,923,913	519,477	575,071

Units purchased	1,172,832	728,358	155,018	236,279	56,583	81,793
Units redeemed	(2,196,053)	(4,722,231)	(417,639)	(362,099)	(87,167)	(137,387)

Ending units	12,170,000	13,193,221	1,535,472	1,798,093	488,893	519,477

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(478,094)	$1,498,816	$(549,757)	$(523,093)	$(56,608)	$(34,441)	$1,902,461	$1,739,817
Reinvested capital gains	996,986	3,685,425	3,004,295	6,555,000	456,475	689,935	10,797,394	0
Realized gain (loss)	(5,919,120)	5,835,464	(487,715)	(48,569)	143,735	199,760	21,067,561	16,368,292
Unrealized gain (loss)	(77,729,687)	(33,481,102)	(3,602,930)	(2,326,228)	(987,639)	(150,680)	(29,754,179)	(52,587,786)

Net increase (decrease) in contract owners’ equity from operations	(83,129,915)	(22,461,397)	(1,636,107)	3,657,110	(444,037)	704,574	4,013,237	(34,479,677)

Equity transactions:
Contract purchase payments (note 1)	8,865,196	12,712,568	2,630,946	1,976,812	463,170	94,392	16,678,540	17,051,400
Extra credit fund deposit (note 1)	13,559	20,200	387	1,636	1,028	59	26,913	23,702
Transfers (to) and from other subaccounts	39,637,782	12,469,166	367,045	1,253,793	1,106,592	196,179	3,483,698	53,514,574
Transfers (to) and from fixed dollar contract	(399,784)	2,451,028	107,697	14,896	56,140	(141)	3,795,591	4,117,116
Withdrawals and surrenders	(12,398,323)	(13,214,739)	(1,658,348)	(2,135,932)	(349,960)	(122,968)	(20,659,308)	(20,412,378)
Surrender charges (note 2)	(47,896)	(77,558)	(6,057)	(6,027)	(2,452)	(303)	(81,461)	(145,166)
Annual contract charges (note 2)	(4,440,570)	(4,537,411)	(353,538)	(315,245)	(81,694)	(59,022)	(7,773,642)	(7,188,203)
Annuity and death benefit payments	(8,895,127)	(8,520,059)	(1,111,605)	(987,151)	(184,514)	(84,165)	(15,235,431)	(13,163,738)

Net equity transactions	22,334,837	1,303,195	(23,473)	(197,218)	1,008,310	24,031	(19,765,100)	33,797,307

Net change in contract owners’ equity	(60,795,078)	(21,158,202)	(1,659,580)	3,459,892	564,273	728,605	(15,751,863)	(682,370)
Contract owners’ equity:
Beginning of period	397,617,485	418,775,687	41,809,567	38,349,675	6,061,277	5,332,672	628,590,208	629,272,578

End of period	$336,822,407	$397,617,485	$40,149,987	$41,809,567	$6,625,550	$6,061,277	$612,838,345	$628,590,208

Change in units:
Beginning units	14,424,318	14,124,735	1,501,527	1,504,531	348,761	348,304	43,149,774	40,848,951

Units purchased	3,519,776	2,666,358	258,892	249,862	127,623	51,776	5,362,400	6,549,172
Units redeemed	(2,305,372)	(2,366,775)	(275,345)	(252,866)	(70,509)	(51,319)	(6,648,804)	(4,248,349)

Ending units	15,638,722	14,424,318	1,485,074	1,501,527	405,875	348,761	41,863,370	43,149,774

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,327,339)	$(828,653)	$(1,691,773)	$(1,837,327)	$(365,284)	$(260,428)
Reinvested capital gains	4,548,338	8,264,670	0	0	0	0
Realized gain (loss)	161,081	1,013,059	11,389,455	10,701,521	2,251,790	1,559,023
Unrealized gain (loss)	(5,932,132)	(6,956,598)	(3,621,492)	(1,422,557)	402,243	390,768

Net increase (decrease) in contract owners’ equity from operations	(3,550,052)	1,492,478	6,076,190	7,441,637	2,288,749	1,689,363

Equity transactions:
Contract purchase payments (note 1)	38,179,846	43,702,738	2,970,413	5,097,122	1,735,706	1,252,028
Extra credit fund deposit (note 1)	18,529	28,218	4,090	4,864	7,337	3,468
Transfers (to) and from other subaccounts	590,503	8,296,400	(13,089,712)	(15,566,003)	9,682,143	3,100,183
Transfers (to) and from fixed dollar contract	8,180,957	10,721,414	753,080	454,941	517,833	76,894
Withdrawals and surrenders	(1,982,640)	(1,401,106)	(3,941,218)	(5,216,971)	(977,213)	(838,549)
Surrender charges (note 2)	(67,102)	(40,563)	(10,685)	(27,641)	(2,898)	(1,998)
Annual contract charges (note 2)	(1,754,001)	(1,081,746)	(1,370,595)	(1,398,039)	(295,638)	(199,440)
Annuity and death benefit payments	(2,452,157)	(1,202,957)	(3,091,698)	(2,970,306)	(666,571)	(451,373)

Net equity transactions	40,713,935	59,022,398	(17,776,325)	(19,622,033)	10,000,699	2,941,213

Net change in contract owners’ equity	37,163,883	60,514,876	(11,700,135)	(12,180,396)	12,289,448	4,630,576
Contract owners’ equity:
Beginning of period	149,554,206	89,039,330	135,246,543	147,426,939	23,676,591	19,046,015

End of period	$186,718,089	$149,554,206	$123,546,408	$135,246,543	$35,966,039	$23,676,591

Change in units:
Beginning units	11,952,888	7,207,454	6,539,291	7,500,531	1,757,649	1,525,592

Units purchased	5,015,261	5,634,079	428,068	582,232	1,241,789	592,642
Units redeemed	(1,769,651)	(888,645)	(1,246,615)	(1,543,472)	(552,139)	(360,585)

Ending units	15,198,498	11,952,888	5,720,744	6,539,291	2,447,299	1,757,649

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,416,479)	$(6,739,292)	$(2,387,638)	$(2,580,935)	$(913,526)	$(803,266)
Reinvested capital gains	62,640,593	12,450,065	45,045,959	9,976,727	2,258,377	0
Realized gain (loss)	6,458,005	12,703,353	19,745,584	26,268,752	5,153,970	3,878,572
Unrealized gain (loss)	(76,937,173)	5,371,347	(66,398,988)	13,234,762	(2,590,370)	2,361,359

Net increase (decrease) in contract owners’ equity from operations	(13,255,054)	23,785,473	(3,995,083)	46,899,306	3,908,451	5,436,665

Equity transactions:
Contract purchase payments (note 1)	14,505,157	18,091,206	16,153,901	18,138,528	3,401,499	5,680,072
Extra credit fund deposit (note 1)	31,170	56,720	21,112	31,001	2,462	41,251
Transfers (to) and from other subaccounts	(14,829,893)	(13,053,578)	7,970,761	(7,157,916)	2,600,516	13,016,716
Transfers (to) and from fixed dollar contract	2,093,219	1,771,994	208,308	1,649,855	296,953	437,998
Withdrawals and surrenders	(17,748,311)	(20,536,404)	(16,450,356)	(16,824,581)	(2,450,020)	(2,633,737)
Surrender charges (note 2)	(70,730)	(100,904)	(56,271)	(48,896)	(9,802)	(19,060)
Annual contract charges (note 2)	(5,505,990)	(5,291,660)	(4,924,033)	(4,462,211)	(705,429)	(570,742)
Annuity and death benefit payments	(12,183,922)	(10,539,206)	(11,478,506)	(9,821,684)	(1,758,938)	(1,321,964)

Net equity transactions	(33,709,300)	(29,601,832)	(8,555,084)	(18,495,904)	1,377,241	14,630,534

Net change in contract owners’ equity	(46,964,354)	(5,816,359)	(12,550,167)	28,403,402	5,285,692	20,067,199
Contract owners’ equity:
Beginning of period	525,446,181	531,262,540	501,756,983	473,353,581	70,279,552	50,212,353

End of period	$478,481,827	$525,446,181	$489,206,816	$501,756,983	$75,565,244	$70,279,552

Change in units:
Beginning units	16,518,300	17,379,809	24,545,451	25,520,815	5,983,880	4,720,852

Units purchased	1,440,143	1,698,521	3,375,248	3,078,102	2,008,573	2,410,221
Units redeemed	(2,423,336)	(2,560,030)	(3,768,529)	(4,053,466)	(1,928,080)	(1,147,193)

Ending units	15,535,107	16,518,300	24,152,170	24,545,451	6,064,373	5,983,880

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,650,353	$2,444,627	$555,955	$503,572	$(164,196)	$29,202
Reinvested capital gains	16,064,230	2,458,300	3,515,592	9,858,410	2,650,674	3,311,066
Realized gain (loss)	758,929	4,553,149	8,980,517	9,478,468	92,134	345,283
Unrealized gain (loss)	(28,446,895)	2,337,336	(9,876,238)	19,617,072	(9,108,552)	(48,939)

Net increase (decrease) in contract owners’ equity from operations	(8,973,383)	11,793,412	3,175,826	39,457,522	(6,529,940)	3,636,612

Equity transactions:
Contract purchase payments (note 1)	4,584,059	6,219,715	5,417,093	5,434,935	60,820,621	46,711,691
Extra credit fund deposit (note 1)	10,747	13,548	20,030	9,800	42,912	47,551
Transfers (to) and from other subaccounts	(9,976,390)	1,722,653	(9,105,867)	(17,725,999)	13,139,931	7,494,984
Transfers (to) and from fixed dollar contract	343,703	1,794,520	853,550	1,139,769	12,778,050	10,368,253
Withdrawals and surrenders	(5,130,481)	(5,823,366)	(5,991,692)	(5,545,879)	(1,771,121)	(864,720)
Surrender charges (note 2)	(10,853)	(14,492)	(27,247)	(34,564)	(53,887)	(25,692)
Annual contract charges (note 2)	(1,802,931)	(1,752,567)	(1,872,214)	(1,797,089)	(1,439,853)	(660,110)
Annuity and death benefit payments	(4,672,043)	(4,543,494)	(3,781,314)	(3,167,304)	(1,884,117)	(875,036)

Net equity transactions	(16,654,189)	(2,383,483)	(14,487,661)	(21,686,331)	81,632,536	62,196,921

Net change in contract owners’ equity	(25,627,572)	9,409,929	(11,311,835)	17,771,191	75,102,596	65,833,533
Contract owners’ equity:
Beginning of period	176,100,431	166,690,502	163,195,549	145,424,358	120,985,847	55,152,314

End of period	$150,472,859	$176,100,431	$151,883,714	$163,195,549	$196,088,443	$120,985,847

Change in units:
Beginning units	9,536,755	9,655,405	10,902,697	12,455,049	10,220,588	4,859,488

Units purchased	879,593	1,762,392	2,684,428	2,151,706	8,608,679	6,035,637
Units redeemed	(1,803,792)	(1,881,042)	(3,674,773)	(3,704,058)	(1,804,491)	(674,537)

Ending units	8,612,556	9,536,755	9,912,352	10,902,697	17,024,776	10,220,588

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(241,365)	$(275,642)	$(239,601)	$(94,667)	$152,240	$373,753	$(1,590,718)	$4,072,364
Reinvested capital gains	5,309,314	1,878,489	0	0	5,300,984	4,101,553	5,933,593	24,521,730
Realized gain (loss)	1,108,770	1,862,842	1,893,443	1,877,028	3,506,200	4,200,541	(16,582,669)	(4,436,948)
Unrealized gain (loss)	(5,314,517)	(639,005)	(3,208,725)	(140,205)	(10,363,354)	2,077,914	(6,390,578)	(56,443,422)

Net increase (decrease) in contract owners’ equity from operations	862,202	2,826,684	(1,554,883)	1,642,156	(1,403,930)	10,753,761	(18,630,372)	(32,286,276)

Equity transactions:
Contract purchase payments (note 1)	1,186,793	931,512	1,213,087	1,073,657	12,987,623	9,933,528	5,212,514	6,683,100
Extra credit fund deposit (note 1)	4,899	1,940	3,644	851	35,347	10,040	9,170	20,027
Transfers (to) and from other subaccounts	2,934,822	13,634	4,975,628	2,588,286	22,055	(4,536,466)	(13,114,205)	436,218
Transfers (to) and from fixed dollar contract	17,717	(184,367)	229,922	6,935	(170,757)	812,301	(134,314)	548,346
Withdrawals and surrenders	(1,862,023)	(1,259,026)	(1,083,652)	(1,370,362)	(7,388,928)	(8,534,945)	(6,701,573)	(8,818,211)
Surrender charges (note 2)	(11,845)	(3,309)	(5,902)	(8,305)	(32,486)	(52,595)	(26,840)	(45,854)
Annual contract charges (note 2)	(268,570)	(231,957)	(315,281)	(250,823)	(1,418,092)	(1,362,184)	(2,291,767)	(2,606,770)
Annuity and death benefit payments	(750,482)	(579,571)	(664,378)	(572,265)	(4,140,746)	(3,488,518)	(5,742,877)	(5,864,246)

Net equity transactions	1,251,311	(1,311,144)	4,353,068	1,467,974	(105,984)	(7,218,839)	(22,789,892)	(9,647,390)

Net change in contract owners’ equity	2,113,513	1,515,540	2,798,185	3,110,130	(1,509,914)	3,534,922	(41,420,264)	(41,933,666)
Contract owners’ equity:
Beginning of period	25,868,545	24,353,005	30,119,322	27,009,192	166,471,344	162,936,422	218,435,190	260,368,856

End of period	$27,982,058	$25,868,545	$32,917,507	$30,119,322	$164,961,430	$166,471,344	$177,014,926	$218,435,190

Change in units:
Beginning units	2,455,344	2,574,074	3,529,143	3,356,042	8,513,428	8,896,851	18,092,398	18,694,141

Units purchased	605,020	501,596	1,487,630	1,154,693	1,630,617	1,461,285	2,827,399	2,703,117
Units redeemed	(498,825)	(620,326)	(1,088,335)	(981,592)	(1,676,175)	(1,844,708)	(4,605,266)	(3,304,860)

Ending units	2,561,539	2,455,344	3,928,438	3,529,143	8,467,870	8,513,428	16,314,531	18,092,398

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares			J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Flexible Bond Subaccount	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2015	2014	2015 (b)	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,657,772	$(1,454,761)	$66,103	$(484,111)	$(369,566)	$(721,775)	$(1,145,480)
Reinvested capital gains	10,688,516	675,663	3,757	3,824,536	2,703,029	18,501,945	11,966,443
Realized gain (loss)	9,401,269	4,836,581	(2,550)	1,357,358	3,288,392	14,741,904	16,727,541
Unrealized gain (loss)	(7,829,100)	45,404,879	(192,152)	(7,527,060)	(2,977,141)	(41,809,031)	1,632,714

Net increase (decrease) in contract owners’ equity from operations	13,918,457	49,462,362	(124,842)	(2,829,277)	2,644,714	(9,286,957)	29,181,218

Equity transactions:
Contract purchase payments (note 1)	169,768,827	151,555,903	1,317,194	1,989,644	2,598,647	6,772,514	8,708,548
Extra credit fund deposit (note 1)	99,012	84,708	0	1,374	13,183	13,538	24,137
Transfers (to) and from other subaccounts	39,155,812	18,012,991	12,239,732	6,996,087	(1,174,039)	(1,683,541)	4,122,451
Transfers (to) and from fixed dollar contract	33,859,795	32,627,363	98,242	241,327	131,209	473,710	406,086
Withdrawals and surrenders	(6,704,343)	(2,906,110)	(133,769)	(1,246,126)	(1,771,959)	(7,851,434)	(7,617,721)
Surrender charges (note 2)	(156,220)	(72,871)	(413)	(5,385)	(2,827)	(26,085)	(14,803)
Annual contract charges (note 2)	(5,291,292)	(2,470,376)	(46,201)	(349,134)	(280,267)	(2,401,632)	(2,083,556)
Annuity and death benefit payments	(6,841,343)	(2,640,248)	(77,497)	(957,475)	(694,853)	(5,614,094)	(4,692,411)

Net equity transactions	223,890,248	194,191,360	13,397,288	6,670,312	(1,180,906)	(10,317,024)	(1,147,269)

Net change in contract owners’ equity	237,808,705	243,653,722	13,272,446	3,841,035	1,463,808	(19,603,981)	28,033,949
Contract owners’ equity:
Beginning of period	430,198,991	186,545,269	0	34,524,790	33,060,982	243,017,215	214,983,266

End of period	$668,007,696	$430,198,991	$13,272,446	$38,365,825	$34,524,790	$223,413,234	$243,017,215

Change in units:
Beginning units	30,425,861	15,311,032	0	1,515,092	1,567,349	6,658,809	6,650,577

Units purchased	22,637,295	18,218,070	1,419,513	806,155	617,596	1,022,173	1,248,220
Units redeemed	(7,037,331)	(3,103,241)	(63,944)	(515,757)	(669,853)	(1,250,867)	(1,239,988)

Ending units	46,025,825	30,425,861	1,355,569	1,805,490	1,515,092	6,430,115	6,658,809

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AB Variable Product Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(208)	$(332)	$(620)	$(609)	$(1,821,479)	$(2,384,484)	$(185,020)
Reinvested capital gains	0	0	7,865	4,058	4,712,163	9,620,909	0
Realized gain (loss)	4,948	2,382	229	298	3,203,016	3,094,456	14,185
Unrealized gain (loss)	(4,333)	6,400	(8,731)	(5,289)	(13,651,018)	(3,356,295)	(132,544)

Net increase (decrease) in contract owners’ equity from operations	407	8,450	(1,257)	(1,542)	(7,557,318)	6,974,586	(303,379)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	22,582,100	34,337,652	11,922,287
Extra credit fund deposit (note 1)	0	0	0	0	15,220	23,414	6,054
Transfers (to) and from other subaccounts	0	0	0	0	(30,166,801)	(12,105,645)	37,945,384
Transfers (to) and from fixed dollar contract	0	0	0	0	6,577,750	11,108,994	1,615,008
Withdrawals and surrenders	(14,607)	(8,330)	0	0	(3,438,123)	(2,978,937)	(126,778)
Surrender charges (note 2)	0	(8)	0	0	(104,687)	(102,527)	(3,608)
Annual contract charges (note 2)	(120)	(170)	(5)	(20)	(3,119,520)	(2,717,361)	(136,242)
Annuity and death benefit payments	(708)	(682)	0	0	(4,127,967)	(2,462,582)	(183,976)

Net equity transactions	(15,435)	(9,190)	(5)	(20)	(11,782,028)	25,103,008	51,038,129

Net change in contract owners’ equity	(15,028)	(740)	(1,262)	(1,562)	(19,339,346)	32,077,594	50,734,750
Contract owners’ equity:
Beginning of period	117,944	118,684	43,431	44,993	268,521,998	236,444,404	0

End of period	$102,916	$117,944	$42,169	$43,431	$249,182,652	$268,521,998	$50,734,750

Change in units:
Beginning units	6,726	7,295	1,662	1,663	22,847,379	20,684,911	0

Units purchased	0	0	0	0	3,151,999	4,592,831	5,554,030
Units redeemed	(859)	(569)	0	(1)	(4,228,947)	(2,430,363)	(128,876)

Ending units	5,867	6,726	1,662	1,662	21,770,431	22,847,379	5,425,154

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount (note 4)		Mid Cap Growth Subaccount		Total Return Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(283,780)	$(393,554)	$41,479	$(183,911)	$(488,303)	$(453,842)	$683,289	$298,417
Reinvested capital gains	675,693	6,403,199	1,653,849	1,054,520	3,903,391	3,939,561	2,318,678	1,731,948
Realized gain (loss)	(521,454)	1,598,196	1,986,022	824,038	1,275,716	1,913,162	2,281,040	1,954,056
Unrealized gain (loss)	(156,971)	(10,738,837)	(3,492,006)	101,302	(3,711,928)	(2,985,689)	(6,342,348)	393,668

Net increase (decrease) in contract owners’ equity from operations	(286,512)	(3,130,996)	189,344	1,795,949	978,876	2,413,192	(1,059,341)	4,378,089

Equity transactions:
Contract purchase payments (note 1)	512,928	1,027,198	132,883	1,892,767	1,512,806	1,422,698	2,605,260	2,610,386
Extra credit fund deposit (note 1)	1,382	1,299	2,131	1,230	973	3,220	3,105	9,188
Transfers (to) and from other subaccounts	(7,019,004)	(8,050,456)	(20,065,110)	2,734,025	3,807,233	429,916	(3,342,655)	1,325,592
Transfers (to) and from fixed dollar contract	(114,085)	132,805	13,904	52,473	338,381	50,930	96,221	31,935
Withdrawals and surrenders	(659,416)	(1,035,276)	(264,314)	(770,806)	(983,001)	(1,381,208)	(2,932,638)	(3,442,948)
Surrender charges (note 2)	(1,424)	(3,154)	(55)	(3,861)	(5,068)	(5,108)	(9,208)	(10,189)
Annual contract charges (note 2)	(240,634)	(326,918)	(33,051)	(152,238)	(444,798)	(389,692)	(476,433)	(488,273)
Annuity and death benefit payments	(498,755)	(778,150)	(110,300)	(279,719)	(858,486)	(762,026)	(2,377,214)	(2,016,847)

Net equity transactions	(8,019,008)	(9,032,652)	(20,323,912)	3,473,871	3,368,040	(631,270)	(6,433,562)	(1,981,156)

Net change in contract owners’ equity	(8,305,520)	(12,163,648)	(20,134,568)	5,269,820	4,346,916	1,781,922	(7,492,903)	2,396,933
Contract owners’ equity:
Beginning of period	26,865,274	39,028,922	20,134,568	14,864,748	34,918,734	33,136,812	67,213,017	64,816,084

End of period	$18,559,754	$26,865,274	$0	$20,134,568	$39,265,650	$34,918,734	$59,720,114	$67,213,017

Change in units:
Beginning units	1,247,046	1,655,891	1,108,343	891,268	2,509,638	2,553,868	3,707,695	3,816,639

Units purchased	144,013	368,150	35,557	483,018	731,800	528,410	356,463	430,890
Units redeemed	(499,762)	(776,995)	(1,143,900)	(265,943)	(510,540)	(572,640)	(712,937)	(539,834)

Ending units	891,297	1,247,046	0	1,108,343	2,730,898	2,509,638	3,351,221	3,707,695

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,085,726	$711,915	$37,539,669	$13,048,356	$564,656	$1,446,767
Reinvested capital gains	0	0	9,279,181	0	0	3,300,603
Realized gain (loss)	(5,352,741)	(3,635,829)	(4,866,646)	1,735,124	(5,602,163)	(2,085,281)
Unrealized gain (loss)	(29,461,520)	14,555,426	(52,198,109)	28,916,491	(234,139)	(1,088,051)

Net increase (decrease) in contract owners’ equity from operations	(20,728,535)	11,631,512	(10,245,905)	43,699,971	(5,271,646)	1,574,038

Equity transactions:
Contract purchase payments (note 1)	8,618,859	11,698,732	21,978,522	34,520,555	2,214,140	3,973,964
Extra credit fund deposit (note 1)	25,719	45,586	48,752	120,015	7,064	14,360
Transfers (to) and from other subaccounts	(11,475,303)	(28,632,249)	(438,217,406)	(124,008,341)	(21,231,386)	(10,168,891)
Transfers (to) and from fixed dollar contract	1,246,233	2,074,496	3,376,607	6,976,534	(273,960)	495,932
Withdrawals and surrenders	(21,149,770)	(24,116,959)	(50,820,372)	(58,435,489)	(4,543,652)	(6,927,208)
Surrender charges (note 2)	(89,847)	(148,569)	(246,789)	(439,480)	(19,077)	(67,481)
Annual contract charges (note 2)	(6,229,946)	(6,442,181)	(14,963,858)	(17,073,092)	(975,604)	(1,150,506)
Annuity and death benefit payments	(14,361,517)	(14,922,997)	(34,278,171)	(36,969,931)	(2,779,695)	(3,170,320)

Net equity transactions	(43,415,572)	(60,444,141)	(513,122,715)	(195,309,229)	(27,602,170)	(17,000,150)

Net change in contract owners’ equity	(64,144,107)	(48,812,629)	(523,368,620)	(151,609,258)	(32,873,816)	(15,426,112)
Contract owners’ equity:
Beginning of period	558,709,995	607,522,624	1,392,151,187	1,543,760,445	111,383,273	126,809,385

End of period	$494,565,888	$558,709,995	$868,782,567	$1,392,151,187	$78,509,457	$111,383,273

Change in units:
Beginning units	34,903,208	38,489,878	84,642,096	96,360,195	6,589,737	7,529,635

Units purchased	4,030,712	3,323,187	7,776,579	8,837,883	668,758	1,033,093
Units redeemed	(6,693,913)	(6,909,857)	(39,165,189)	(20,555,982)	(2,346,018)	(1,972,991)

Ending units	32,240,007	34,903,208	53,253,486	84,642,096	4,912,477	6,589,737

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$901,649	$(1,192,709)	$6,884,226	$9,769,348	$(105,983)	$(139,078)	$1,721,093
Reinvested capital gains	0	0	23,711,919	6,161,675	21,740	31,220	0
Realized gain (loss)	(8,026,909)	(36,118,599)	(1,379,641)	891,440	6,259	28,272	9,947
Unrealized gain (loss)	(1,070,243)	24,016,800	(61,761,527)	(2,943,109)	(17,409)	(91,806)	(1,845,506)

Net increase (decrease) in contract owners’ equity from operations	(8,195,503)	(13,294,508)	(32,545,023)	13,879,354	(95,393)	(171,392)	(114,466)

Equity transactions:
Contract purchase payments (note 1)	1,279,255	3,848,900	91,451,861	83,140,659	4,191,747	3,322,985	681,843
Extra credit fund deposit (note 1)	9,273	8,168	76,619	65,262	4,439	3,402	949
Transfers (to) and from other subaccounts	715,346	(107,709,560)	42,992,691	(8,418,770)	10,500,083	22,400,780	101,471,110
Transfers (to) and from fixed dollar contract	87,248	952,754	21,704,179	27,332,451	640,433	1,267,132	303,809
Withdrawals and surrenders	(978,173)	(3,992,478)	(4,832,353)	(3,429,023)	(2,603,309)	(1,482,167)	(956,863)
Surrender charges (note 2)	(4,110)	(29,639)	(167,032)	(118,222)	(13,625)	(6,709)	(3,830)
Annual contract charges (note 2)	(313,366)	(1,445,148)	(4,447,710)	(3,095,903)	(371,471)	(320,260)	(295,519)
Annuity and death benefit payments	(731,030)	(2,422,864)	(5,717,214)	(3,510,206)	(1,692,028)	(299,388)	(863,952)

Net equity transactions	64,443	(110,789,867)	141,061,041	91,966,248	10,656,269	24,885,775	100,337,547

Net change in contract owners’ equity	(8,131,060)	(124,084,375)	108,516,018	105,845,602	10,560,876	24,714,383	100,223,081
Contract owners’ equity:
Beginning of period	31,885,899	155,970,274	381,134,934	275,289,332	31,286,642	6,572,259	0

End of period	$23,754,839	$31,885,899	$489,650,952	$381,134,934	$41,847,518	$31,286,642	$100,223,081

Change in units:
Beginning units	4,580,327	17,939,537	33,131,844	24,990,558	3,147,704	657,914	0

Units purchased	1,808,346	2,052,896	16,072,235	10,791,914	2,979,190	3,882,456	10,597,518
Units redeemed	(1,733,455)	(15,412,106)	(3,487,467)	(2,650,628)	(1,909,155)	(1,392,666)	(433,311)

Ending units	4,655,218	4,580,327	45,716,612	33,131,844	4,217,739	3,147,704	10,164,207

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Calvert Variable Products, Inc.		Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	VP S&P 500 Index Subaccount (note 4)		VP SRI Equity Subaccount (note 4)	Appreciation Subaccount
	2015	2014 (c)	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,460)	$1,010	$(537)	$46,033	$118,661
Reinvested capital gains	2,296	12,828	15,493	1,760,237	1,081,535
Realized gain (loss)	(9)	3,113	62,732	1,480,226	2,054,146
Unrealized gain (loss)	(1,170)	(436)	(79,488)	(4,692,016)	(790,831)

Net increase (decrease) in contract owners’ equity from operations	(343)	16,515	(1,800)	(1,405,520)	2,463,511

Equity transactions:
Contract purchase payments (note 1)	0	0	280	521,566	983,401
Extra credit fund deposit (note 1)	0	0	0	622	632
Transfers (to) and from other subaccounts	0	189,900	(193,512)	(5,573,529)	(4,486,931)
Transfers (to) and from fixed dollar contract	(2,915)	(542)	0	97,555	132,210
Withdrawals and surrenders	(14,710)	(49,825)	(7,506)	(1,250,116)	(990,458)
Surrender charges (note 2)	(92)	(80)	(38)	(4,047)	(1,305)
Annual contract charges (note 2)	(261)	(124)	(168)	(342,366)	(373,228)
Annuity and death benefit payments	(973)	(512)	(235)	(1,044,782)	(910,797)

Net equity transactions	(18,951)	138,817	(201,179)	(7,595,097)	(5,646,476)

Net change in contract owners’ equity	(19,294)	155,332	(202,979)	(9,000,617)	(3,182,965)
Contract owners’ equity:
Beginning of period	155,332	0	202,979	38,851,904	42,034,869

End of period	$136,038	$155,332	$0	$29,851,287	$38,851,904

Change in units:
Beginning units	11,379	0	16,132	1,856,203	2,133,447

Units purchased	0	15,222	23	111,735	201,644
Units redeemed	(1,398)	(3,843)	(16,155)	(479,706)	(478,888)

Ending units	9,981	11,379	0	1,488,232	1,856,203

(c)	Period from December 5, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Royce Capital Fund - Investment Class
	Small-Cap Subaccount		Micro-Cap Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,641,548)	$(5,768,721)	$(1,295,721)	$(1,520,465)
Reinvested capital gains	57,910,138	49,554,246	5,287,455	8,792,791
Realized gain (loss)	9,769,666	38,273,753	(211,778)	2,866,173
Unrealized gain (loss)	(115,287,501)	(79,831,341)	(17,873,997)	(16,125,875)

Net increase (decrease) in contract owners’ equity from operations	(50,249,245)	2,227,937	(14,094,041)	(5,987,376)

Equity transactions:
Contract purchase payments (note 1)	8,378,411	14,073,236	2,309,438	3,373,974
Extra credit fund deposit (note 1)	21,804	32,132	5,891	10,944
Transfers (to) and from other subaccounts	(100,664,431)	(97,022,779)	(5,815,499)	(5,084,807)
Transfers (to) and from fixed dollar contract	1,250,940	2,302,778	5,259	569,608
Withdrawals and surrenders	(11,643,049)	(17,038,506)	(3,409,811)	(4,330,690)
Surrender charges (note 2)	(46,151)	(92,957)	(14,073)	(23,681)
Annual contract charges (note 2)	(3,947,332)	(5,139,230)	(1,016,842)	(1,102,876)
Annuity and death benefit payments	(8,951,937)	(10,051,459)	(2,345,130)	(2,478,035)

Net equity transactions	(115,601,745)	(112,936,785)	(10,280,767)	(9,065,563)

Net change in contract owners’ equity	(165,850,990)	(110,708,848)	(24,374,808)	(15,052,939)
Contract owners’ equity:
Beginning of period	414,224,634	524,933,482	110,620,224	125,673,163

End of period	$248,373,644	$414,224,634	$86,245,416	$110,620,224

Change in units:
Beginning units	13,392,912	17,294,253	4,425,876	4,759,078

Units purchased	1,309,250	1,933,906	344,170	491,633
Units redeemed	(5,501,521)	(5,835,247)	(748,771)	(824,835)

Ending units	9,200,641	13,392,912	4,021,275	4,425,876

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,607,996	$705,340	$(147,050)	$(70,849)	$(504,666)	$(408,403)
Reinvested capital gains	0	0	0	0	5,144,330	2,349,723
Realized gain (loss)	67,822	300,482	8,324,108	6,972,037	1,159,721	1,906,827
Unrealized gain (loss)	(3,546,481)	1,741,508	(7,388,632)	19,437,100	(2,140,251)	(2,674,877)

Net increase (decrease) in contract owners’ equity from operations	(1,870,663)	2,747,330	788,426	26,338,288	3,659,134	1,173,270

Equity transactions:
Contract purchase payments (note 1)	2,395,854	2,110,818	3,622,633	3,194,489	1,959,682	1,826,631
Extra credit fund deposit (note 1)	5,144	4,506	26,850	10,523	11,152	7,042
Transfers (to) and from other subaccounts	10,781,849	38,892,011	(1,272,537)	(5,648,867)	7,928,277	7,395,192
Transfers (to) and from fixed dollar contract	(50,058)	302,298	222,864	568,318	244,531	37,168
Withdrawals and surrenders	(4,009,666)	(2,608,140)	(3,499,092)	(4,776,154)	(1,042,115)	(621,832)
Surrender charges (note 2)	(25,479)	(20,169)	(6,913)	(7,637)	(7,120)	(2,243)
Annual contract charges (note 2)	(1,045,652)	(558,945)	(1,044,765)	(963,751)	(450,339)	(358,829)
Annuity and death benefit payments	(1,777,414)	(1,017,651)	(3,138,835)	(2,471,826)	(931,351)	(706,234)

Net equity transactions	6,274,578	37,104,728	(5,089,795)	(10,094,905)	7,712,717	7,576,895

Net change in contract owners’ equity	4,403,915	39,852,058	(4,301,369)	16,243,383	11,371,851	8,750,165
Contract owners’ equity:
Beginning of period	79,398,871	39,546,813	114,605,999	98,362,616	33,463,891	24,713,726

End of period	$83,802,786	$79,398,871	$110,304,630	$114,605,999	$44,835,742	$33,463,891

Change in units:
Beginning units	5,341,388	2,826,162	3,583,087	3,894,798	1,674,323	1,295,226

Units purchased	2,231,996	3,335,574	650,964	495,662	814,343	963,438
Units redeemed	(1,787,107)	(820,348)	(819,408)	(807,373)	(461,499)	(584,341)

Ending units	5,786,277	5,341,388	3,414,643	3,583,087	2,027,167	1,674,323

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$463	$212	$87,244	$50,595	$10,538,262	$(9,235,326)
Reinvested capital gains	124	0	0	0	36,102,172	44,989,743
Realized gain (loss)	1,974	151	290,009	773,963	(3,751,078)	(9,936,352)
Unrealized gain (loss)	(5,667)	3,411	(3,344,103)	(1,283,506)	(66,429,486)	1,123,212

Net increase (decrease) in contract owners’ equity from operations	(3,106)	3,774	(2,966,850)	(458,948)	(23,540,130)	26,941,277

Equity transactions:
Contract purchase payments (note 1)	0	0	2,520,698	1,824,535	34,689,684	49,810,568
Extra credit fund deposit (note 1)	0	0	2,492	11,489	40,397	46,245
Transfers (to) and from other subaccounts	0	0	29,588,601	5,418,386	(24,977,893)	(435,160,938)
Transfers (to) and from fixed dollar contract	0	0	395,447	264,122	7,364,007	15,690,323
Withdrawals and surrenders	0	0	(1,313,804)	(833,166)	(6,714,915)	(15,521,505)
Surrender charges (note 2)	0	0	(5,263)	(3,141)	(197,442)	(237,886)
Annual contract charges (note 2)	(56)	(69)	(637,625)	(326,036)	(4,719,511)	(7,784,322)
Annuity and death benefit payments	(6,032)	0	(1,144,392)	(626,053)	(6,182,599)	(10,180,251)

Net equity transactions	(6,088)	(69)	29,406,154	5,730,136	(698,272)	(403,337,766)

Net change in contract owners’ equity	(9,194)	3,705	26,439,304	5,271,188	(24,238,402)	(376,396,489)
Contract owners’ equity:
Beginning of period	48,594	44,889	33,379,705	28,108,517	408,329,651	784,726,140

End of period	$39,400	$48,594	$59,819,009	$33,379,705	$384,091,249	$408,329,651

Change in units:
Beginning units	2,046	2,049	3,006,739	2,518,237	36,089,969	72,296,974

Units purchased	0	0	3,365,327	1,083,230	5,959,159	7,920,184
Units redeemed	(265)	(3)	(745,939)	(594,728)	(6,059,501)	(44,127,189)

Ending units	1,781	2,046	5,626,127	3,006,739	35,989,627	36,089,969

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2						Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,957,287	$4,778,608	$(250,239)	$(902,227)	$3,266,967	$1,063,932	$(535,479)	$(361,384)
Reinvested capital gains	0	0	11,824,344	11,915,447	5,588,811	0	1,174,695	1,513,010
Realized gain (loss)	206,440	2,178,380	(342,450)	16,325,342	1,478,271	4,678,170	3,634,072	3,934,874
Unrealized gain (loss)	(13,810,431)	(2,571,309)	(10,622,091)	(25,391,341)	(22,568,893)	(28,914,941)	(9,834,784)	1,724,655

Net increase (decrease) in contract owners’ equity from operations	(9,646,704)	4,385,679	609,564	1,947,221	(12,234,844)	(23,172,839)	(5,561,496)	6,811,155

Equity transactions:
Contract purchase payments (note 1)	1,344,383	1,387,476	66,670	751,673	1,694,576	2,029,683	1,017,080	900,034
Extra credit fund deposit (note 1)	4,777	4,041	420	1,789	5,905	4,646	2,966	2,056
Transfers (to) and from other subaccounts	(6,424,699)	(1,494,178)	(224,508)	(64,559,036)	5,491,443	20,600,379	604,282	(3,173,479)
Transfers (to) and from fixed dollar contract	159,984	(90,315)	89,474	213,684	274,730	600,628	480,907	184,743
Withdrawals and surrenders	(4,066,868)	(4,663,329)	(443,670)	(2,450,177)	(5,629,723)	(6,752,258)	(1,805,876)	(2,152,229)
Surrender charges (note 2)	(5,093)	(6,072)	(658)	(3,474)	(10,789)	(9,956)	(1,741)	(4,569)
Annual contract charges (note 2)	(1,170,253)	(1,208,541)	(221,406)	(787,093)	(2,083,806)	(2,069,154)	(713,334)	(720,581)
Annuity and death benefit payments	(4,846,897)	(4,744,416)	(930,045)	(2,413,873)	(6,451,215)	(6,170,688)	(1,901,331)	(1,812,104)

Net equity transactions	(15,004,666)	(10,815,334)	(1,663,723)	(69,246,507)	(6,708,879)	8,233,280	(2,317,047)	(6,776,129)

Net change in contract owners’ equity	(24,651,370)	(6,429,655)	(1,054,159)	(67,299,286)	(18,943,723)	(14,939,559)	(7,878,543)	35,026
Contract owners’ equity:
Beginning of period	127,060,971	133,490,626	19,586,552	86,885,838	176,000,207	190,939,766	59,854,277	59,819,251

End of period	$102,409,601	$127,060,971	$18,532,393	$19,586,552	$157,056,484	$176,000,207	$51,975,734	$59,854,277

Change in units:
Beginning units	7,618,970	8,260,533	1,087,105	5,043,483	12,382,534	11,785,186	3,781,409	4,238,531

Units purchased	378,093	680,017	52,706	380,269	1,149,105	2,010,892	804,698	581,864
Units redeemed	(1,307,693)	(1,321,580)	(141,551)	(4,336,647)	(1,566,358)	(1,413,544)	(952,115)	(1,038,986)

Ending units	6,689,370	7,618,970	998,260	1,087,105	11,965,281	12,382,534	3,633,992	3,781,409

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount		Managed Tail Risk Fund II Primary Shares Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(602,698)	$(466,021)	$14,414,755	$5,635,919	$59,305	$(158,043)	$(48,508)
Reinvested capital gains	5,272,042	4,112,403	2,292,740	22,826,902	89,257	3,438,453	0
Realized gain (loss)	839,039	2,625,173	(5,993,650)	2,976,673	(1,268,060)	(484,032)	(19,803)
Unrealized gain (loss)	(4,851,946)	(3,627,820)	(59,318,253)	(25,967,050)	(4,350,185)	(4,327,469)	(457,175)

Net increase (decrease) in contract owners’ equity from operations	656,437	2,643,735	(48,604,408)	5,472,444	(5,469,683)	(1,531,091)	(525,486)

Equity transactions:
Contract purchase payments (note 1)	3,487,301	2,897,059	86,638,810	125,476,942	10,192,793	39,771,695	9,583,586
Extra credit fund deposit (note 1)	9,614	2,860	74,873	72,019	10,974	25,495	5,320
Transfers (to) and from other subaccounts	17,165,348	(2,526,831)	(35,257,729)	42,926,350	(3,663,754)	7,164,041	(110,190)
Transfers (to) and from fixed dollar contract	436,412	268,442	24,617,016	29,547,462	5,998,417	8,251,013	1,774,770
Withdrawals and surrenders	(1,706,395)	(1,127,860)	(6,125,755)	(4,581,814)	(566,668)	(350,501)	(10,781)
Surrender charges (note 2)	(9,043)	(4,741)	(167,281)	(123,628)	(21,305)	(4,669)	(5)
Annual contract charges (note 2)	(521,716)	(386,982)	(5,253,053)	(3,535,383)	(610,436)	(117,451)	(5)
Annuity and death benefit payments	(949,452)	(594,329)	(7,943,137)	(3,883,292)	(1,021,038)	(415,040)	(15,643)

Net equity transactions	17,912,069	(1,472,382)	56,583,744	185,898,656	10,318,983	54,324,583	11,227,052

Net change in contract owners’ equity	18,568,506	1,171,353	7,979,336	191,371,100	4,849,300	52,793,492	10,701,566
Contract owners’ equity:
Beginning of period	36,612,345	35,440,992	480,264,204	288,893,104	58,649,430	5,855,938	0

End of period	$55,180,851	$36,612,345	$488,243,540	$480,264,204	$63,498,730	$58,649,430	$10,701,566

Change in units:
Beginning units	2,656,471	2,790,184	35,080,848	21,623,404	5,929,427	576,089	0

Units purchased	2,338,986	1,183,360	11,468,209	16,548,786	2,424,639	5,778,823	1,206,755
Units redeemed	(1,177,005)	(1,317,073)	(7,429,660)	(3,091,342)	(1,382,198)	(425,485)	(35,671)

Ending units	3,818,452	2,656,471	39,119,397	35,080,848	6,971,868	5,929,427	1,171,084

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(264,678)	$(1,447,922)	$(37,918)	$26,821	$(231,612)	$(193,729)	$(2,025,193)	$(1,644,375)
Reinvested capital gains	38,726,656	61,362,096	989,318	732,560	1,186,350	3,234,798	3,614,186	1,213,532
Realized gain (loss)	2,752,973	39,973,681	925,663	425,032	595,008	1,244,600	681,210	717,579
Unrealized gain (loss)	(59,448,271)	(57,988,859)	(2,177,354)	686,159	(1,283,610)	(2,377,420)	(14,489,099)	3,434,596

Net increase (decrease) in contract owners’ equity from operations	(18,233,320)	41,898,996	(300,291)	1,870,572	266,136	1,908,249	(12,218,896)	3,721,332

Equity transactions:
Contract purchase payments (note 1)	9,059,964	12,925,044	2,026,614	2,009,617	1,483,438	818,735	28,263,482	37,897,878
Extra credit fund deposit (note 1)	17,346	24,893	498	2,177	1,180	303	27,567	41,880
Transfers (to) and from other subaccounts	4,867,746	(117,088,965)	(2,647,906)	5,670,987	952,956	(921,251)	(2,662,799)	1,571,250
Transfers (to) and from fixed dollar contract	2,006,707	3,409,226	203,502	120,119	635,939	432,863	8,410,260	11,432,458
Withdrawals and surrenders	(11,197,065)	(12,168,093)	(398,167)	(147,327)	(872,265)	(319,112)	(2,808,466)	(1,725,237)
Surrender charges (note 2)	(53,864)	(113,064)	(4,694)	(3,213)	(11,605)	(1,461)	(83,188)	(48,430)
Annual contract charges (note 2)	(3,934,457)	(4,558,266)	(184,201)	(122,862)	(207,400)	(175,115)	(1,693,676)	(1,182,650)
Annuity and death benefit payments	(6,581,638)	(6,454,288)	(285,086)	(156,488)	(309,511)	(242,826)	(2,206,387)	(1,457,339)

Net equity transactions	(5,815,261)	(124,023,513)	(1,289,440)	7,373,010	1,672,732	(407,864)	27,246,793	46,529,810

Net change in contract owners’ equity	(24,048,581)	(82,124,517)	(1,589,731)	9,243,582	1,938,868	1,500,385	15,027,897	50,251,142
Contract owners’ equity:
Beginning of period	334,208,036	416,332,553	17,488,460	8,244,878	17,154,275	15,653,890	152,018,061	101,766,919

End of period	$310,159,455	$334,208,036	$15,898,729	$17,488,460	$19,093,143	$17,154,275	$167,045,958	$152,018,061

Change in units:
Beginning units	24,752,343	34,313,834	1,109,905	597,078	1,081,223	1,111,399	12,941,890	8,883,962

Units purchased	3,570,134	2,501,385	565,917	692,218	467,104	295,963	4,043,070	5,155,086
Units redeemed	(3,984,317)	(12,062,876)	(662,032)	(179,391)	(367,608)	(326,139)	(1,680,063)	(1,097,158)

Ending units	24,338,160	24,752,343	1,013,790	1,109,905	1,180,719	1,081,223	15,304,897	12,941,890

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,349,124	$4,989,665	$(311,918)	$(2,395,763)	$7,891,132	$2,177,557	$707,932	$619,029
Reinvested capital gains	0	0	15,135,140	33,059,930	14,243,758	0	72,927	36,842
Realized gain (loss)	787,181	4,494,903	(760,199)	53,105,087	4,503,729	9,805,712	184,343	534,737
Unrealized gain (loss)	(16,379,997)	(5,245,775)	(13,371,140)	(79,625,667)	(59,738,278)	(69,567,281)	(4,173,373)	(577,548)

Net increase (decrease) in contract owners’ equity from operations	(11,243,692)	4,238,793	691,883	4,143,587	(33,099,659)	(57,584,012)	(3,208,171)	613,060

Equity transactions:
Contract purchase payments (note 1)	7,214,837	12,314,909	873,033	5,694,379	14,135,630	16,966,300	2,145,581	3,321,166
Extra credit fund deposit (note 1)	12,278	46,204	3,080	7,330	25,549	25,821	2,978	8,958
Transfers (to) and from other subaccounts	(15,075,250)	(580,630)	3,475,826	(214,919,421)	19,192,887	62,308,639	(2,152,263)	2,241,917
Transfers (to) and from fixed dollar contract	1,017,733	1,518,935	138,297	1,500,390	2,787,697	3,366,057	679,715	636,094
Withdrawals and surrenders	(6,638,330)	(5,829,255)	(1,048,074)	(5,718,282)	(14,048,880)	(12,864,368)	(2,264,834)	(1,451,067)
Surrender charges (note 2)	(52,751)	(44,538)	(3,094)	(57,901)	(69,062)	(110,652)	(10,989)	(13,796)
Annual contract charges (note 2)	(1,354,284)	(1,409,656)	(264,397)	(2,141,805)	(5,263,327)	(4,984,546)	(488,280)	(458,899)
Annuity and death benefit payments	(3,346,350)	(3,717,526)	(614,776)	(2,864,824)	(8,307,883)	(6,910,369)	(1,265,942)	(1,425,259)

Net equity transactions	(18,222,117)	2,298,443	2,559,895	(218,500,134)	8,452,611	57,796,882	(3,354,034)	2,859,114

Net change in contract owners’ equity	(29,465,809)	6,537,236	3,251,778	(214,356,547)	(24,647,048)	212,870	(6,562,205)	3,472,174
Contract owners’ equity:
Beginning of period	147,946,432	141,409,196	23,756,365	238,112,912	446,238,018	446,025,148	46,203,856	42,731,682

End of period	$118,480,623	$147,946,432	$27,008,143	$23,756,365	$421,590,970	$446,238,018	$39,641,651	$46,203,856

Change in units:
Beginning units	11,018,841	10,892,020	1,631,592	17,021,334	44,353,149	38,925,169	3,609,116	3,398,828

Units purchased	1,303,187	2,870,925	547,705	1,211,477	6,748,223	9,298,338	548,992	756,520
Units redeemed	(2,713,816)	(2,744,104)	(375,211)	(16,601,219)	(5,676,364)	(3,870,358)	(836,942)	(546,232)

Ending units	9,608,212	11,018,841	1,804,086	1,631,592	45,425,008	44,353,149	3,321,166	3,609,116

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,612,417)	$(3,987,683)	$(632,138)	$(849,867)	$(1,259,300)	$(1,206,909)
Reinvested capital gains	69,328,389	62,826,721	0	0	5,674,923	7,688,324
Realized gain (loss)	(10,804,733)	14,949,036	(3,075,222)	551,226	2,820,944	5,941,183
Unrealized gain (loss)	(90,277,055)	(106,264,520)	(9,098,737)	(8,201,332)	(11,524,760)	(11,053,946)

Net increase (decrease) in contract owners’ equity from operations	(35,365,816)	(32,476,446)	(12,806,097)	(8,499,973)	(4,288,193)	1,368,652

Equity transactions:
Contract purchase payments (note 1)	11,766,494	20,763,721	1,741,656	2,092,382	4,929,813	5,438,193
Extra credit fund deposit (note 1)	10,003	20,276	3,301	1,873	21,147	35,039
Transfers (to) and from other subaccounts	(87,995,913)	(23,723,110)	1,708,134	(1,963,170)	1,770,390	13,222,174
Transfers (to) and from fixed dollar contract	238,379	3,947,895	(161,762)	308,450	57,506	894,616
Withdrawals and surrenders	(12,570,195)	(13,876,011)	(1,769,849)	(2,058,960)	(3,379,695)	(2,562,879)
Surrender charges (note 2)	(62,320)	(111,843)	(10,337)	(9,976)	(16,526)	(11,016)
Annual contract charges (note 2)	(4,656,901)	(5,278,155)	(666,443)	(769,176)	(1,105,601)	(953,659)
Annuity and death benefit payments	(9,039,663)	(8,892,563)	(1,223,048)	(1,247,946)	(2,610,078)	(1,747,600)

Net equity transactions	(102,310,116)	(27,149,790)	(378,348)	(3,646,523)	(333,044)	14,314,868

Net change in contract owners’ equity	(137,675,932)	(59,626,236)	(13,184,445)	(12,146,496)	(4,621,237)	15,683,520
Contract owners’ equity:
Beginning of period	444,752,384	504,378,620	55,154,702	67,301,198	100,560,154	84,876,634

End of period	$307,076,452	$444,752,384	$41,970,257	$55,154,702	$95,938,917	$100,560,154

Change in units:
Beginning units	29,714,268	31,496,692	6,439,295	6,757,510	4,209,324	3,606,222

Units purchased	2,191,267	4,450,946	1,907,270	2,067,054	1,159,722	1,997,948
Units redeemed	(9,240,545)	(6,233,370)	(1,965,945)	(2,385,269)	(1,180,606)	(1,394,846)

Ending units	22,664,990	29,714,268	6,380,620	6,439,295	4,188,440	4,209,324

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(433,889)	$(1,846,366)	$85,076	$(2,309,540)	$460,860	$(3,701,381)
Reinvested capital gains	12,562,987	4,010,876	19,003,694	9,798,934	3,389,690	0
Realized gain (loss)	2,886,372	6,814,730	7,084,363	9,375,958	14,814,643	9,240,130
Unrealized gain (loss)	(46,299,435)	(785,201)	(93,994,209)	(5,658,478)	(100,824,882)	(5,833,782)

Net increase (decrease) in contract owners’ equity from operations	(31,283,965)	8,194,039	(67,821,076)	11,206,874	(82,159,689)	(295,033)

Equity transactions:
Contract purchase payments (note 1)	28,330,160	74,366,949	47,338,828	125,276,824	27,363,700	74,400,782
Extra credit fund deposit (note 1)	37,494	57,056	52,530	143,925	23,344	78,441
Transfers (to) and from other subaccounts	(49,535,281)	(30,133,599)	(76,392,469)	(13,266,939)	(108,548,465)	26,535,556
Transfers (to) and from fixed dollar contract	10,385,771	22,673,199	21,218,471	43,693,393	9,085,309	21,299,555
Withdrawals and surrenders	(8,793,581)	(7,914,601)	(13,616,558)	(11,643,567)	(10,370,870)	(9,142,673)
Surrender charges (note 2)	(267,696)	(195,545)	(471,369)	(361,157)	(315,106)	(303,708)
Annual contract charges (note 2)	(6,132,922)	(5,461,712)	(10,201,336)	(8,624,072)	(9,689,939)	(8,952,298)
Annuity and death benefit payments	(7,928,777)	(6,846,420)	(12,301,980)	(8,068,132)	(10,168,402)	(6,274,635)

Net equity transactions	(33,904,832)	46,545,327	(44,373,883)	127,150,275	(102,620,429)	97,641,020

Net change in contract owners’ equity	(65,188,797)	54,739,366	(112,194,959)	138,357,149	(184,780,118)	97,345,987
Contract owners’ equity:
Beginning of period	542,450,717	487,711,351	892,532,662	754,175,513	856,379,558	759,033,571

End of period	$477,261,920	$542,450,717	$780,337,703	$892,532,662	$671,599,440	$856,379,558

Change in units:
Beginning units	47,867,095	43,764,170	76,243,737	65,358,277	73,248,450	64,899,624

Units purchased	5,446,700	11,038,225	8,504,867	17,643,240	6,410,352	13,214,075
Units redeemed	(8,619,997)	(6,935,300)	(12,608,730)	(6,757,780)	(15,573,861)	(4,865,249)

Ending units	44,693,798	47,867,095	72,139,874	76,243,737	64,084,941	73,248,450

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 3			MFS® Variable Insurance Trust II Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015 (b)	2015 (b)	2015 (b)	2015 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$70,512	$132,120	$90,148	$(94,379)
Reinvested capital gains	309,269	508,792	57,535	1,032,600
Realized gain (loss)	(275,208)	(388,175)	(237,337)	(45,400)
Unrealized gain (loss)	(865,654)	(2,147,224)	(1,054,450)	(1,314,242)

Net increase (decrease) in contract owners’ equity from operations	(761,081)	(1,894,487)	(1,144,104)	(421,421)

Equity transactions:
Contract purchase payments (note 1)	20,050,227	33,919,846	18,290,078	947,674
Extra credit fund deposit (note 1)	19,165	20,525	10,186	4,182
Transfers (to) and from other subaccounts	(2,599,120)	(2,875,062)	(1,908,682)	18,217,599
Transfers (to) and from fixed dollar contract	2,381,857	4,971,588	2,049,889	(214,488)
Withdrawals and surrenders	(66,682)	(75,549)	(18,069)	(531,453)
Surrender charges (note 2)	(2,378)	(2,612)	(338)	(8,117)
Annual contract charges (note 2)	(229)	(233)	(4)	(123,877)
Annuity and death benefit payments	(43,684)	(47,665)	(24,133)	(263,719)

Net equity transactions	19,739,156	35,910,838	18,398,927	18,027,801

Net change in contract owners’ equity	18,978,075	34,016,351	17,254,823	17,606,380
Contract owners’ equity:
Beginning of period	0	0	0	0

End of period	$18,978,075	$34,016,351	$17,254,823	$17,606,380

Change in units:
Beginning units	0	0	0	0

Units purchased	2,377,200	4,164,504	2,220,364	2,101,761
Units redeemed	(312,529)	(367,962)	(248,189)	(296,317)

Ending units	2,064,671	3,796,542	1,972,175	1,805,444

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(d)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 5	Legg Mason Partners Variable Income Trust - Class II
	Franklin VolSmart Allocation VIP Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (b)	2015 (b)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43,443	$2,754,498	$61,199,457	$(2,474,285)
Reinvested capital gains	797,510	0	614,144,205	546,479,830
Realized gain (loss)	5,368	(41,065)	278,860,801	509,321,579
Unrealized gain (loss)	(1,335,122)	(5,617,107)	(1,807,191,055)	(477,696,758)

Net increase (decrease) in contract owners’ equity from operations	(488,801)	(2,903,674)	(852,986,592)	575,630,366

Equity transactions:
Contract purchase payments (note 1)	13,536,584	1,475,112	$1,546,255,098	1,754,933,193
Extra credit fund deposit (note 1)	3,366	605	1,658,971	1,966,443
Transfers (to) and from other subaccounts	40,051,387	332,970,923	0	0
Transfers (to) and from fixed dollar contract	2,094,660	491,106	331,628,070	414,932,232
Withdrawals and surrenders	(117,213)	(3,166,840)	(574,565,210)	(585,647,996)
Surrender charges (note 2)	(3,393)	(12,417)	(4,694,691)	(4,706,933)
Annual contract charges (note 2)	(125,772)	(977,459)	(213,508,514)	(190,278,821)
Annuity and death benefit payments	(172,159)	(2,766,274)	(426,346,944)	(353,393,704)

Net equity transactions	55,267,460	328,014,756	660,426,780	1,037,804,414

Net change in contract owners’ equity	54,778,659	325,111,082	(192,559,812)	1,613,434,780
Contract owners’ equity:
Beginning of period	0	0	19,168,749,162	17,555,314,382

End of period	$54,778,659	$325,111,082	$18,976,189,350	$19,168,749,162

Change in units:
Beginning units	0	0	1,277,894,163	1,200,950,430

Units purchased	6,001,287	34,533,527	372,522,894	374,880,941
Units redeemed	(112,627)	(1,127,349)	(282,423,771)	(297,937,208)

Ending units	5,888,660	33,406,178	1,367,993,286	1,277,894,163

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2015

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Variable Trust: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, INTECH U.S. Low Volatility, and Flexible Bond

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Product Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, Managed Tail Risk Fund II Service Shares and Managed Tail Risk Fund II Primary Shares

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.0 million and $24.3 million from Ohio National Fund, Inc. for the periods ended December 31, 2015 and 2014, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2015.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

On November 19, 2015, the Board of Directors of the Ohio National Fund, Inc. approved the liquidation and termination of the Money Market Portfolio subject to the approval by the Portfolio’s shareholders of a Plan of Liquidation. On February 24, 2016, a special meeting of the shareholders of the Money Market Portfolio was held, whereby the shareholders approved the liquidation of the Portfolio effective at the end of business on February 26, 2016. In accordance with the approved Plan of Liquidation, the Money Market Portfolio was liquidated on that date and all redemption proceeds were transferred to the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

At a meeting held on November 17-18, 2015, the Board of Trustees of Wells Fargo Variable Trust unanimously approved the liquidation of the Small Cap Value Fund. The liquidation of that fund (and related subaccount) is expected to occur after close of business on or about April 29, 2016.

The Account has evaluated for possible subsequent events through April 6, 2016, which is the date these financial statements were issued, and there are no other additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Annual Stepped-up Death Benefit
Guaranteed Minimum Death Benefit Rider:	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR80 Plus (1)	0.45%	0.45%	0.45%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.70%	0.70%	0.70%
5% GMDBR85 Plus (1)
Annual Reset Death Benefit Rider:	0.60%	0.60%	0.60%
ARDBR (1)	0 95% to 1.00%	NA	NA
ARDBR II at issue ages through 74 (1)	1.10% to 1.15%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
ARDBR 2009 (1)
Premium Protection or Joint Premium Protection death benefit:	0.10%	0.10%	0.10%
Issue ages through 70	0.25%	0.25%	0.25%
Issue ages 71 through 75
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% /0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% /0.60%	0.30% /0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.95% to 1.00%	0.95% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	1.10% to 1.15%	1.10% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (‘‘GEB’’)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (‘‘GMIB’’)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective March 27, 2015, the MFS Investors Growth Stock Series - Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio - Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$18,976,189,350	$0	$0	$18,976,189,350

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2015.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$122,568,021	$87,318,311
Money Market Subaccount	131,848,058	112,192,722
Bond Subaccount	41,447,554	41,698,323
Omni Subaccount	16,463,289	4,264,613
International Subaccount	14,863,012	28,989,918
Capital Appreciation Subaccount	58,829,564	66,606,984
International Small-Mid Company Subaccount	22,298,257	17,352,605
Aggressive Growth Subaccount	14,569,641	5,952,761
Small Cap Growth Subaccount	67,521,542	41,735,072
Mid Cap Opportunity Subaccount	10,791,667	12,080,940
S&P 500® Index Subaccount	90,798,208	67,603,863
Strategic Value Subaccount	43,751,117	71,192,622
High Income Bond Subaccount	22,310,168	52,732,625
ClearBridge Small Cap Subaccount	34,343,297	15,613,944
Nasdaq-100® Index Subaccount	36,022,416	31,842,122
Bristol Subaccount	21,692,154	44,321,479
Bryton Growth Subaccount	30,594,095	42,235,938
Balanced Subaccount	188,046,657	151,594,737
Target VIP Subaccount	3,401,370	9,939,719
Bristol Growth Subaccount	40,195,568	54,358,905
Risk Managed Balanced Subaccount	128,046,374	11,397,659
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	56,345	111,115
VIP Equity-Income Subaccount	107,805	66,230
VIP High Income Subaccount	3,490	8,641
Janus Aspen Series - Institutional Shares:
Janus Subaccount	952,561	1,344,714
Overseas Subaccount	134,897	344,799
Global Research Subaccount	143,998	290,783
Balanced Subaccount	401,370	1,374,520
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	10,352,009	9,886,010
ClearBridge Variable Large Cap Value Subaccount	25,988,104	20,547,144
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	577,353,961	184,250,480
Wells Fargo Variable Trust:
Opportunity Subaccount	367,838	487,190
Small Cap Value Subaccount	720	20,019
Discovery Subaccount	564,820	698,965
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	160,751	175,448
U.S. Real Estate Subaccount	142,673	919,566
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	43,308,825	36,728,613
U.S. Equity Insights Subaccount	4,984,737	8,092,945
Strategic Growth Subaccount	1,694,160	1,807,916
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	87,163,793	64,310,064
U.S. Small-Mid Cap Equity Subaccount	10,432,334	8,001,269
U.S. Strategic Equity Subaccount	2,698,049	1,289,872
International Equity Subaccount	102,536,286	109,601,531
Global Dynamic Multi Asset Subaccount	67,370,186	24,435,252
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	8,724,168	28,192,266
Jennison Subaccount	17,623,292	7,987,877
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	108,522,529	85,007,715
VIP Contrafund® Subaccount	118,170,572	84,067,335
VIP Growth Subaccount	26,709,696	23,987,604
VIP Equity-Income Subaccount	36,604,111	34,543,717
VIP Real Estate Subaccount	45,943,005	56,359,119
VIP Target Volatility Subaccount	107,756,673	23,637,659

Janus Aspen Series - Service Shares:
Janus Subaccount	$12,160,234	$5,840,974
Global Research Subaccount	13,989,076	9,875,609
Balanced Subaccount	40,360,909	35,013,669
Overseas Subaccount	39,227,687	57,674,704
INTECH U.S. Low Volatility Subaccount	344,317,322	108,080,786
Flexible Bond Subaccount	14,136,767	669,619
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	22,120,503	12,109,766
Mid Cap Value Subaccount	55,901,849	48,438,703
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	1,395	17,038
VPS Small Cap Growth Subaccount	7,865	625
VPS Dynamic Asset Allocation Subaccount	44,050,557	52,941,901
VPS Global Risk Allocation-Moderate Subaccount	52,259,483	1,406,374
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	3,869,268	11,496,363
Investors Growth Stock Subaccount	2,403,176	21,031,760
Mid Cap Growth Subaccount	14,623,068	7,839,940
Total Return Subaccount	10,191,235	13,622,830
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	84,317,751	113,647,597
Total Return Subaccount	190,607,568	656,911,433
Global Bond Subaccount	12,511,251	39,548,765
CommodityRealReturn® Strategy Subaccount	12,333,410	11,367,318
Global Diversified Allocation Subaccount	216,749,986	45,092,800
Short-Term Subaccount	29,495,514	18,923,488
Low Duration Subaccount	106,671,058	4,612,418
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	2,550	20,665
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	4,535,373	10,324,200
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	97,146,433	157,479,588
Micro-Cap Subaccount	12,850,907	19,139,940
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	35,539,296	27,656,722
U.S. Real Estate Subaccount	21,635,557	26,872,402
Growth Subaccount	22,747,209	10,394,828
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock I Subaccount	1,000	6,501
Invesco V.I. International Growth Series II Subaccount	38,406,882	8,913,484
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	119,108,256	73,166,094
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	11,614,940	22,662,319
Franklin Flex Cap Growth VIP Subaccount	12,817,154	2,906,772
Templeton Foreign VIP Subaccount	26,891,794	24,744,895
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	14,045,218	15,723,049
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	40,143,965	17,562,552
Managed Volatility Fund II Subaccount	177,690,341	104,399,102
Managed Tail Risk Fund II Service Shares Subaccount	24,757,351	14,289,806
Managed Tail Risk Fund II Primary Shares Subaccount	11,561,950	383,406
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	89,216,105	56,569,388
U.S. Equity Insights Subaccount	10,178,413	10,516,453
Strategic Growth Subaccount	8,775,647	6,148,177
Global Trends Allocation Subaccount	50,253,696	21,417,910
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	23,298,040	37,171,033
Franklin Flex Cap Growth VIP Subaccount	23,374,851	5,991,734
Templeton Foreign VIP Subaccount	94,039,678	63,452,177
Franklin Founding Funds Allocation VIP Subaccount	8,425,204	10,998,379
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	102,685,856	139,280,000
VIP Global Natural Resources Subaccount	15,500,336	16,510,822
VIP Science and Technology Subaccount	33,731,513	29,648,934

Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	$80,563,952	$102,339,686
TOPS® Managed Risk Moderate Growth ETF Subaccount	130,054,875	155,339,988
TOPS® Managed Risk Growth ETF Subaccount	87,700,547	186,470,426
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	23,086,865	2,967,928
TOPS® Managed Risk Moderate Growth ETF Subaccount	40,065,076	3,513,326
TOPS® Managed Risk Growth ETF Subaccount	20,824,087	2,277,477
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	22,116,407	3,150,385
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	57,352,916	1,244,503
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	342,848,788	12,079,534

Totals	$5,805,271,747	$4,469,501,305

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%	0.61%
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%	0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%	1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%	0.83%
Money Market Subaccount
2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%	0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%	0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%	0.00%
Bond Subaccount
2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%	0.00%
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%	0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%	0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%	0.00%
Omni Subaccount
2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%	0.93%
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%	1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%	1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%	1.21%
International Subaccount
2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%	0.00%
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%	0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%	0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%	0.00%
Capital Appreciation Subaccount
2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%	0.59%
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%	0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%	0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%	0.38%
Millennium Subaccount (note 4)
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%	0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%	0.00%
International Small-Mid Company Subaccount
2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%	0.00%
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%	0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%	0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%	0.00%
Aggressive Growth Subaccount
2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%	0.00%
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%	0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%	0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%	0.00%
Small Cap Growth Subaccount
2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%	0.00%
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%	0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%	0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%	0.00%
Mid Cap Opportunity Subaccount
2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%	0.00%
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%	0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%	0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%	0.00%

S&P 500® Index Subaccount
2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%	1.39%
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%	1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%	1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%	1.36%
Strategic Value Subaccount
2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%	4.55%
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%	3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%	2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%	2.07%
High Income Bond Subaccount
2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%	0.00%
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%	0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%	0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%	0.00%
ClearBridge Small Cap Subaccount
2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%	0.00%
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%	0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%	0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%	0.00%
Nasdaq-100® Index Subaccount
2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%	0.68%
2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%	1.08%
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%	0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%	0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%	0.37%
Bristol Subaccount
2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%	0.49%
2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%	0.38%
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%	0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%	0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%	0.48%
Bryton Growth Subaccount
2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%	0.00%
2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%	0.00%
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%	0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%	0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%	0.00%
U.S. Equity Subaccount (note 4)
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%	0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%	0.00%
Balanced Subaccount
2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%	1.29%
2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%	1.46%
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%	1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%	0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%	1.98%
Income Opportunity Subaccount (note 4)
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%	0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%	0.00%
Target VIP Subaccount
2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%	1.36%
2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%	1.60%
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%	0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%	1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%	0.96%
Target Equity/Income Subaccount (note 4)
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%	1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%	1.54%

Bristol Growth Subaccount
2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%		0.40%
2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
Risk Managed Balanced Subaccount
2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%		0.45%
2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2015	31,297	$30.13	$942,958	1.30%	5.80%		0.26%
2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
VIP Equity-Income Subaccount
2015	29,370	$25.76	$756,448	1.30%	-5.20%		3.19%
2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
VIP High Income Subaccount
2015	2,952	$16.77	$49,510	1.30%	-4.86%		6.16%
2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%		0.61%
2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
Overseas Subaccount
2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%		0.59%
2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
Global Research Subaccount
2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%		0.65%
2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
Balanced Subaccount
2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%		1.58%
2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
ClearBridge Variable Dividend Strategy Subaccount
2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%		1.79%
2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
ClearBridge Variable Large Cap Value Subaccount
2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%		1.54%
2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%		1.13%
2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Variable Trust:
Opportunity Subaccount
2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%		0.13%
2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
Small Cap Value Subaccount
2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to -11.43%		0.24%
2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
Discovery Subaccount
2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%		0.00%
2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%		3.36%
2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
U.S. Real Estate Subaccount
2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%		1.35%
2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%		1.41%
2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
U.S. Equity Insights Subaccount
2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%		1.32%
2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
Strategic Growth Subaccount
2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%		0.34%
2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%		1.15%
2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%

U.S. Small-Mid Cap Equity Subaccount
2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%		0.00%
2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
U.S. Strategic Equity Subaccount
2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%		0.44%
2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
International Equity Subaccount
2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%		1.58%
2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
Global Dynamic Multi Asset Subaccount
2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%		0.00%
2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%		0.00%
2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
Jennison Subaccount
2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%		0.00%
2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%		0.25%
2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
VIP Contrafund® Subaccount
2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%		0.80%
2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
VIP Growth Subaccount
2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%		0.03%
2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
VIP Equity-Income Subaccount
2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%		2.85%
2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
VIP Real Estate Subaccount
2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%		1.63%
2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%

VIP Target Volatility Subaccount
2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%		1.25%
2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%		0.47%
2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
Global Research Subaccount
2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%		0.55%
2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
Balanced Subaccount
2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%		1.38%
2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
Overseas Subaccount
2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%		0.51%
2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
INTECH U.S. Low Volatility Subaccount
2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%		1.67%
2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
Flexible Bond Subaccount
2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%	(b)	3.04%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%		0.14%
2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
Mid Cap Value Subaccount
2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%		1.01%
2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount
2015	5,867	$17.54	$102,916	1.40%	0.03%		1.21%
2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
VPS Small Cap Growth Subaccount
2015	1,662	$25.38	$42,169	1.40%	-2.89%		0.00%
2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%

VPS Dynamic Asset Allocation Subaccount
2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%		0.66%
2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
VPS Global Risk Allocation-Moderate Subaccount
2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%		0.00%
2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
Investors Growth Stock Subaccount (note 4)
2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
Mid Cap Growth Subaccount
2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%		0.00%
2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
Total Return Subaccount
2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%		2.33%
2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%		3.93%
2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
Total Return Subaccount
2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%		4.31%
2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
Global Bond Subaccount
2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%		1.85%
2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
CommodityRealReturn® Strategy Subaccount
2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%		4.50%
2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
Global Diversified Allocation Subaccount
2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%		2.92%
2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%		0.98%
2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
Low Duration Subaccount
2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%	(b)	7.95%

Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount (note 4)
2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%		0.18%
2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%		1.43%
2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%		0.56%
2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
Micro-Cap Subaccount
2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%		0.00%
2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%		3.19%
2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
U.S. Real Estate Subaccount
2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%		1.17%
2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
Growth Subaccount
2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%		0.00%
2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%		1.90%
2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount
2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%		1.47%
2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%		3.93%
2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%		4.67%
2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
Franklin Flex Cap Growth VIP Subaccount
2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%		0.00%
2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
Templeton Foreign VIP Subaccount
2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%		3.19%
2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%		0.37%
2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%		0.00%
2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
Managed Volatility Fund II Subaccount
2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%		4.17%
2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Service Shares Subaccount
2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%		1.48%
2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Managed Tail Risk Fund II Primary Shares Subaccount
2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to -8.33%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%		1.20%
2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
U.S. Equity Insights Subaccount
2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%		1.06%
2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
Strategic Growth Subaccount
2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%		0.11%
2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%

Global Trends Allocation Subaccount
2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%		0.09%
2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%		4.46%
2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
Franklin Flex Cap Growth VIP Subaccount
2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%		0.00%
2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
Templeton Foreign VIP Subaccount
2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%		3.06%
2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
Franklin Founding Funds Allocation VIP Subaccount
2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%		2.85%
2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%		0.37%
2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
VIP Global Natural Resources Subaccount
2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%		0.10%
2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
VIP Science and Technology Subaccount
2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%		0.00%
2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%		1.25%
2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%		1.34%
2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%		1.40%
2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to -7.64%(b)	2.49%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to -9.95%(b)	2.53%
TOPS® Managed Risk Growth ETF Subaccount
2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to -12.09%(b)	2.86%
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount
2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%(b)	0.60%
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%(b)	1.66%
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%(b)	4.65%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 6, 2016

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 26, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2015 and 2014

(Dollars in thousands, except share amounts)

Assets	2015	2014
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,980,703	6,741,031
Fixed maturity securities on loan	173,941	228,220
Equity securities	88,289	88,044
Equity securities on loan	1,360	158
Trading securities, at fair value:
Fixed maturity securities	2,486	5,044
Equity securities	1	1
Fixed maturity held-to-maturity securities, at amortized cost	1,217,546	1,229,718
Mortgage loans on real estate, net	1,171,297	1,172,156
Real estate, net	26,730	23,982
Policy loans	500,197	444,202
Other long-term investments	39,789	30,192
Short-term investments securities lending collateral	190,157	236,885
Short-term investments	38,870	45,717

Total investments	10,431,366	10,245,350
Cash and cash equivalents	366,882	254,789
Accrued investment income	86,775	85,219
Deferred policy acquisition costs	1,515,379	1,364,348
Reinsurance recoverable	1,945,276	1,707,741
Other assets	210,773	250,886
Goodwill and intangible assets	755	755
Federal income tax recoverable	9,492	28,613
Assets held in separate accounts	20,494,720	20,706,607

Total assets	$35,061,418	34,644,308

Liabilities and Equity
Future policy benefits and claims	$10,972,528	10,285,167
Policyholders’ dividend accumulations	39,825	41,300
Other policyholder funds	118,223	108,726
Notes payable (net of unamortized discount of $1,030 in 2015 and $1,107 in 2014)	309,470	309,393
Federal income taxes:
Deferred	385,042	417,648
Other liabilities	427,364	355,164
Payables for securities lending collateral	190,157	236,885
Liabilities related to separate accounts	20,494,720	20,706,607

Total liabilities	32,937,329	32,460,890

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	83,603	182,575
Retained earnings	1,742,410	1,702,767

Total stockholder’s equity	2,124,089	2,183,418

Total liabilities and equity	$35,061,418	34,644,308

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Revenues:
Traditional life insurance premiums	$479,730	433,551	379,289
Annuity premiums and charges	297,322	289,973	253,692
Universal life policy charges	138,816	109,982	139,253
Accident and health insurance premiums	16,337	15,794	16,043
Investment management fees	15,742	12,289	9,852
Change in value of trading securities	(136)	754	(453)
Net investment income	462,218	452,119	446,506
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(8,208)	(7,370)	(4,653)
Portion of impairment losses recognized in other comprehensive (loss) income	(2,305)	(2,913)	(1,912)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,513)	(10,283)	(6,565)
Realized gains, excluding other-than-temporary impairment losses on securities	11,405	16,641	2,642

Total investment gains (losses)	892	6,358	(3,923)
Derivative instruments	(2,556)	(6,980)	(31,425)
Other income	108,425	104,894	96,081

	1,516,790	1,418,734	1,304,915

Benefits and expenses:
Benefits and claims	746,614	614,488	938,123
Provision for policyholders’ dividends on participating policies	74,233	56,313	55,334
Amortization of deferred policy acquisition costs	151,747	97,184	18,889
Commissions, net	137,509	126,291	105,867
Other operating costs and expenses	237,896	203,308	180,747

	1,347,999	1,097,584	1,298,960

Income before income taxes	168,791	321,150	5,955

Income taxes:
Current expense	13,170	31,734	13,774
Deferred expense (benefit)	25,978	52,531	(36,749)

	39,148	84,265	(22,975)

Net income	$129,643	236,885	28,930

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2012	$10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	$10,000	288,076	83,603	1,742,410	2,124,089

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:
Net income	$129,643	236,885	28,930
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	2,422	4,126	3,891
Proceeds from sale of equity trading securities	—	20,971	—
Cost of equity trading securities acquired	—	(20,000)	—
Interest credited to policyholder account values	223,446	221,301	219,926
Universal life and investment-type product policy fees	(358,784)	(328,391)	(288,532)
Capitalization of deferred policy acquisition costs	(238,576)	(243,048)	(241,727)
Amortization of deferred policy acquisition costs	151,747	97,184	18,889
Amortization and depreciation	8,107	6,524	2,528
Net realized losses on investments and derivative instruments	1,664	622	35,348
Change in value of trading securities	136	(754)	453
Deferred federal income tax expense (benefit)	25,978	52,531	(36,749)
Increase in accrued investment income	(1,340)	(1,836)	(2,640)
(Increase) decrease in other assets	(251,340)	(430,180)	454,255
Increase in policyholder liabilities	593,049	562,121	199,774
Increase in policyholders’ dividend accumulations and other funds	17,131	32,851	3,831
Increase (decrease) in federal income tax recoverable	19,121	(29,608)	18,136
Increase (decrease) in other liabilities	92,793	64,632	(66,800)
Other, net	(102)	264	6,812

Net cash provided by operating activities	415,095	246,195	356,325

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	187,339	133,520	151,397
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	533,888	606,530	567,920
Proceeds from sale of available-for-sale equity securities	4,225	8,932	1,806
Proceeds from maturity of fixed maturity held-to-maturity securities	31,000	32,000	61,500
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	126,372	53,865	51,645
Proceeds from repayment of mortgage loans on real estate	186,849	196,982	207,241
Proceeds from sale of real estate	—	3,320	—
Cost of fixed maturity available-for-sale securities acquired	(1,163,163)	(1,100,216)	(1,113,403)
Cost of available-for-sale equity securities acquired	(3,000)	(24,305)	(14,253)
Cost of fixed maturity held-to-maturity securities acquired	(146,008)	(199,320)	(133,410)
Cost of mortgage loans on real estate acquired	(185,581)	(135,732)	(191,792)
Cost of real estate acquired	(3,396)	(3,556)	(20,834)
Derivative payments, net	(3,572)	(6,778)	(24,932)
Change in payables for securities lending collateral, net	(46,728)	39,383	(16,133)
Net (decrease) increase in short-term investments	6,847	(7,323)	(1,213)
Change in policy loans, net	(55,995)	(54,777)	(32,637)
Change in other long-term invested assets, net	(17,886)	(28,832)	(468)

Net cash used in investing activities	(548,809)	(486,307)	(507,566)

Cash flows from financing activities:
Universal life and investment product account deposits	2,728,374	3,069,999	2,921,002
Universal life and investment product account withdrawals	(2,439,295)	(2,710,636)	(2,792,177)
Repayment of notes payable	—	—	(1,065)
Dividends paid to parent	(90,000)	(60,000)	(105,000)

Net cash provided by financing activities	199,079	299,363	22,760

Net increase (decrease) in cash and cash equivalents	65,365	59,251	(128,481)
Cash and cash equivalents, beginning of year	491,674	432,423	560,904

Cash and cash equivalents, end of year	$557,039	491,674	432,423

Supplemental disclosures:
Federal income tax (received) paid	$(7,842)	55,847	(3,845)
Interest paid on notes payable	22,011	22,011	38,574

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company use, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years. Real estate, net also includes land which is carried at undepreciated book value.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $22,862 and $19,466 at December 31, 2015 and 2014, respectively. Accumulated depreciation was $1,087 and $439 at December 31, 2015 and 2014, respectively. Related depreciation expense was $655, $486, and $72 for the years ended December 31, 2015, 2014, and 2013, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 at December 31, 2015 and 2014.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits, which are associated with other long-term investments, are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited liability companies, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchases foreign currency and total return swaps that meet the criteria for hedge accounting as cash flow hedges. The swap instruments are carried at estimated fair value in other long-term investments or other liabilities. Changes in estimated fair value of the swaps are recorded in other comprehensive income in the consolidated balance sheets.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 10.5%, 9.5% and 8.8% of the Company’s ordinary life insurance in force as of December 31, 2015, 2014 and 2013, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2015 or 2014.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,945,276 and $1,707,741 as of December 31, 2015 and 2014, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax expense.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $24,354 and $30,159 at December 31, 2015 and 2014, respectively. Accumulated depreciation of equipment was $13,261 and $15,756 at December 31, 2015 and 2014, respectively. Related depreciation expense was $1,190, $2,829 and $2,248 for the years ended December 31, 2015, 2014 and 2013, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

amortized generally over a 5 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $4,625 and $21,400 at December 31, 2015 and 2014, respectively. Accumulated amortization of computer software and hardware was $3,041 and $16,828 at December 31, 2015 and 2014, respectively. Related amortization expense was $969, $1,522 and $1,155 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $1,218 and $3,405 of capital projects in process recorded in other assets at December 31, 2015 and 2014, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(s)	Adoption of New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This new guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). And this new guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This new guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this new guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this new standard.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, effective for annual periods beginning after December 15, 2016 for public business entities. This new guidance eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. Management is in process of evaluating the impact of adoption.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In May 2015, the FASB issued ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts, effective for annual periods beginning after December 15, 2015 for public business entities. This new guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. Management does not expect this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

In May 2015, the FASB issued new guidance ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In April 2015, the FASB issued new guidance ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs are not affected by this new guidance. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

On January 1, 2015, the Company adopted FASB ASU 2014-01, Investments-Equity Method and Joint Ventures. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of income as a component of income tax expense (benefit). The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as the Company does not have investments in qualified affordable housing projects.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 26, 2016, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

The Department of Labor (“DOL”) proposed new regulations in 2015 that could potentially impact, if such proposals become final, the methods in which the Company markets and sells certain products (retirement plans and certain life and annuity products) that are subject to the new regulations. Changes in the DOL regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 14% and 16% of total individual annuity reserves as of December 31, 2015 and 2014, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Deferred
	retirement	benefits and	acquisition	Unrealized
	benefits	claims	costs	gains (losses)	Total
December 31, 2013	$(11,691)	(835)	(51,926)	149,349	84,897
Other comprehensive (loss) income before reclassifications	(7,837)	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	(6,183)	(5,620)

Change	(7,274)	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	(9,108)	(85,461)	296,109	182,575
Other comprehensive (loss) income before reclassifications	(921)	5,542	47,123	(147,084)	(95,340)
Amounts reclassified from accumulated other comprehensive income	1,411	—	—	(5,043)	(3,632)

Change	490	5,542	47,123	(152,127)	(98,972)

December 31, 2015	$(18,475)	(3,566)	(38,338)	143,982	83,603

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2015	2014	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	332	Other operating costs and expenses
Actuarial losses	(2,299)	(1,198)	Other operating costs and expenses

	(2,171)	(866)	Loss before income taxes
	760	303	Income tax current benefit

	(1,411)	(563)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	7,758	9,512	Realized gains, excluding other-than-temporary impairment losses on securities

	(2,715)	(3,329)	Income tax current expense

	5,043	6,183	Net gain

Total reclassification for the year	$3,632	5,620	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage backed, and embedded derivatives, including embedded derivatives associated with living benefit contracts.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,963	76,052	—	92,015
Obligations of states and political subdivisions	—	849,355	—	849,355
Corporate	—	4,308,810	3,037	4,311,847
Asset-backed	—	661,346	79,902	741,248
Mortgage-backed	—	1,154,265	5,914	1,160,179
Equity securities	520	89,129	—	89,649
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Equity futures	3,762	—	—	3,762
Currency futures	4,847	—	—	4,847
Equity put options	—	22,089	—	22,089
Swap	—	1,636	—	1,636
Short-term investments securities lending collateral	—	190,157	—	190,157
Short-term investments	38,870	—	—	38,870
Cash	345,383	21,499	—	366,882
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	683,947	683,947
GLWB reinsurance contracts	—	—	74,372	74,372
GMAB reinsurance contracts	—	—	12,866	12,866
Assets held in separate accounts	20,494,720	—	—	20,494,720

Total assets	$20,904,066	7,376,824	860,038	29,140,928

Liabilities
GMAB/GMWB embedded derivatives	$—	—	12,800	12,800
GLWB embedded derivatives	—	—	74,372	74,372
Derivative liabilities:
Equity futures	8,477	—	—	8,477
Currency futures	1,281	—	—	1,281

Total liabilities	$9,758	—	87,172	96,930

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2015, 86.2% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 1.6% from the Company’s internal pricing matrices and 12.2% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures, equity put options, and swaps to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options and swaps are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2015 and 2014, the Company had reverse repurchase agreements outstanding with a total carrying value of $158,500 and $107,100, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $161,670 and $109,200 at December 31, 2015 and 2014, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE, who retrocedes the risk to an unaffiliated third-party reinsurer. The reinsurance agreement with the external party is accounted for as an embedded derivative. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance[4]	assets
Assets
December 31, 2013	$22,097	83,292	86	19,718	291,694	12,064	480	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	41,788	5,733	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	41,164	101,555	3,042	8,734	524,146	53,852	6,213	738,706
Net investment gains (losses):
In earnings (realized and unrealized)[1]	62	(317)	—	(8,734)	159,801	20,520	6,653	177,985
Unrealized in OCI[2]	(82)	(249)	(84)	—	—	—	—	(415)
Purchases	—	392	6,000	—	—	—	—	6,392
Settlements	(2,290)	(13,165)	(2)	—	—	—	—	(15,457)
Transfers into Level 3	—	50	—	—	—	—	—	50
Transfers out of Level 3	(35,817)	(8,364)	(3,042)	—	—	—	—	(47,223)

December 31, 2015	$3,037	79,902	5,914	—	683,947	74,372	12,866	860,038

Change in unrealized gains (losses):
Still held at December 31:
2014	$99	287	—	(10,984)	232,452	41,788	5,733	269,375

2015	$109	(150)	—	(8,734)	159,801	20,520	6,653	178,199

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders and thus reclassified as an asset. (2014)
[4]	All GMAB riders excluding indicator H. (2014)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2013	$(19,718)	(2,802)	(12,064)	(34,584)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	(8,734)	(9,185)	(53,852)	(71,771)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	8,734	(3,615)	(20,520)	(15,401)

December 31, 2015	$—	(12,800)	(74,372)	(87,172)

Change in unrealized gains (losses):
Still held at December 31:
2014	$10,984	(6,383)	(41,788)	(37,187)

2015	$8,734	(3,615)	(20,520)	(15,401)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders and thus reclassified as an asset. (2014)
[4]	All GMAB riders excluding indicator H. (2014)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$59,661	Market pricing	Market prices	16-107	97	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	0%	0%	Decrease
			Discount rate	5.82%	5.82%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	683,947	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 22.8%	*	Decrease
			dur 11+	8.1% - 15.3%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.77%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB reinsurance contracts	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GMAB reinsurance contracts	12,866	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Liabilities:
GMAB/GMWB embedded derivatives	$12,800	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% -100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB embedded derivatives	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Utilization rates	0% - 100%	*	Increase
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contracts[2]	6,213	Stochastic actuarial	Base Lapse Rates
		model	dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contracts	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185	Stochastic actuarial	Base Lapse Rates
		model	dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.
*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	35,817
Asset-backed	50	8,364
Mortgage-backed	—	3,042

2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	8,795	10,903

During the years ended December 31, 2015 and 2014, the Company transferred investments totaling $50 and $8,795, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2015 and 2014, the Company transferred investments totaling $47,223 and $10,903, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2015 or 2014. There were no transfers out of Level 1 in 2015 or 2014.

Fair Value Measurement on a Nonrecurring Basis

In 2015 and 2014, the Company impaired one and four fixed maturity held-to-maturity securities respectively, resulting in a nonrecurring fair value measurement of those securities. During 2014, the Company impaired three mortgage loans on real estate, resulting in a nonrecurring fair value measurement of those loans. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2015
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,439	1,439	768

Total assets	$—	—	1,439	1,439	768

2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2015
Assets:
Fixed maturity held-to-maturity securities	$1,217,546	1,258,043	—	1,252,804	5,239
Mortgage loans on real estate	1,171,297	1,210,152	—	—	1,210,152
Policy loans	500,197	582,071	—	—	582,071
Liabilities:
Investment contracts	2,801,855	3,115,317	—	3,115,317	—
Policyholders’ dividend accumulations and other policyholder funds	158,048	158,048	158,048	—	—
Notes payable	309,470	375,735	—	375,735	—
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$83,175	9,042	(202)	92,015	—
Obligations of states and political subdivisions	823,466	32,869	(6,980)	849,355	—
Corporate	4,154,645	248,892	(91,690)	4,311,847	—
Asset-backed	725,334	20,341	(4,427)	741,248	(21,060)
Mortgage-backed	1,137,392	35,765	(12,978)	1,160,179	(27,610)

Total fixed maturity securities	$6,924,012	346,909	(116,277)	7,154,644	(48,670)

Equity securities	$85,411	5,335	(1,097)	89,649	—

Trading securities:
Fixed maturity securities:
Obligations of states and Corporate	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,213	758	—	8,971	—
Obligations of states and political subdivisions	1,610	334	—	1,944	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,203,015	51,282	(12,031)	1,242,266	—
Asset-backed	3,708	116	—	3,824	—

Total held-to-maturity	$1,217,546	52,528	(12,031)	1,258,043	—

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 96.0% and 95.6% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2015 and 2014, respectively.

Investments with a fair value of $16,456 and $17,657 as of December 31, 2015 and 2014, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2015.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$172,255	175,098	751	762	42,877	43,670
Due after one year through five years	1,264,962	1,332,519	1,306	1,439	324,043	342,018
Due after five years through ten years	2,176,066	2,187,343	125	128	639,516	657,875
Due after ten years	3,310,729	3,459,684	151	157	211,110	214,480

Total	$6,924,012	7,154,644	2,333	2,486	1,217,546	1,258,043

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2015
U.S. Treasury securities and obligations of U.S. government	$14,200	(202)	—	—	14,200	(202)
Obligations of states and political subdivisions	236,544	(6,428)	15,287	(552)	251,831	(6,980)
Corporate	1,339,110	(78,072)	107,748	(25,652)	1,446,858	(103,724)
Asset-backed	378,236	(4,255)	13,148	(172)	391,384	(4,427)
Mortgage-backed	376,538	(8,131)	110,538	(4,847)	487,076	(12,978)

Total fixed maturity securities	2,344,628	(97,088)	246,721	(31,223)	2,591,349	(128,311)
Equity securities	10,478	(951)	2,861	(146)	13,339	(1,097)

Total	$2,355,106	(98,039)	249,582	(31,369)	2,604,688	(129,408)

2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of securities
2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(202)	—	(202)	8
Obligations of states and political subdivisions	(6,428)	(552)	(6,980)	122
Corporate	(56,441)	(10,002)	(66,443)	709
Asset-backed	(4,255)	(172)	(4,427)	147
Mortgage-backed	(8,131)	(4,847)	(12,978)	139
Below 80%:
Corporate	(21,631)	(15,650)	(37,281)	69

Total	$(97,088)	(31,223)	(128,311)	1,194

2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of operations, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2015 and 2014 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2014 to December 31, 2015 due to wider credit spreads. Additionally, unrealized losses increased relating to certain industry sectors (i.e. energy, oil, mining) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014
Commercial mortgage loans	$1,174,586	1,175,972
Valuation allowance	3,289	3,816

Net carrying value	$1,171,297	1,172,156

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 11.8% as of December 31, 2015 and 2014.

As of December 31, 2015, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $134,207 and $119,139, respectively. As of December 31, 2014, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,400 in 2015 and 2014.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2015
0% - 50%	$202,325	73,641	159,566	163,732	57,278	7,284	663,826
50% - 60%	19,270	19,432	76,743	64,695	36,883	7,975	224,998
60% - 70%	13,997	5,068	35,795	70,042	42,895	5,792	173,589
70% - 80%	1,001	—	4,122	68,695	11,271	666	85,755
80% and greater	7,035	—	—	7,379	7,067	1,648	23,129

Total	$243,628	98,141	276,226	374,543	155,394	23,365	1,171,297

2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2015 or 2014.

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2015	2014
Beginning balance	$3,816	5,532
Provision	(527)	498
Charge-offs	—	(2,214)

Ending balance	$3,289	3,816

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2015	$10,481	—	—	10,481	1,160,816	1,171,297	—

2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

Performance, Impairment and Foreclosures

At December 31, 2015 and 2014, the Company had no mortgage loans which were in the process of foreclosure. Mortgage loan write-downs were $0, $530 and $2,149, during 2015, 2014 and 2013, respectively.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2015 and 2014.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2015
With an allowance recorded:
Commercial mortgages	$2,601	2,953	(352)	3,131	161

2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

In 2015, the Company sold no mortgage loans to ONFS. The Company sold certain mortgage loans to ONFS with a book value of $10,109 in 2014.

The Company has a mortgage loan receivable from ONFS of $25,405 and $26,065 as of December 31, 2015 and 2014, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2015	2014
Venture capital partnerships	$5,680	7,187
Derivative instruments	32,334	22,569
Receivable for securities	1,775	436

Total	$39,789	30,192

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Securities Lending

As of December 31, 2015 and 2014, the Company received $190,157 and $236,885, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2015 and 2014. As of December 31, 2015 and 2014, the Company had loaned securities with a fair value of $175,301 and $228,378, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2015	2014	2013
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$318,395	309,558	314,633
Equity securities	4,479	3,744	3,339
Fixed maturity trading securities	170	319	480
Fixed maturity held-to-maturity securities	74,190	72,466	71,367
Mortgage loans on real estate	70,039	74,978	79,763
Real estate	3,285	2,902	588
Policy loans	22,566	20,470	18,804
Short-term investments	1,547	1,013	1,315
Other long-term investments	—	—	2,351

Total gross investment income	494,671	485,450	492,640
Interest expense	(22,088)	(22,087)	(38,649)
Other investment expenses	(10,365)	(11,244)	(7,485)

Net investment income	$462,218	452,119	446,506

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$532	13,859	(2,760)
Equity securities	(266)	(562)	1,713
Fixed maturity held-to-maturity securities	99	(6,415)	(871)
Mortgage loans on real estate	—	(211)	(109)
Derivative instruments	(2,556)	(6,980)	(31,425)
Real estate	—	(27)	—

Total realized losses on investments	(2,191)	(336)	(33,452)
Change in allowances for mortgage loans on real estate	527	(286)	(1,896)

Net realized losses on investments	$(1,664)	(622)	(35,348)

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $10,513, $10,283, and $6,565 for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, fixed maturity securities with a carrying value of $174,533, which had a cumulative write-down of $57,290 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2015	2014	2013
Cumulative credit loss, beginning of year	$53,243	65,068	60,040
New credit losses	5,675	7,591	4,491
Change in credit losses on securities included in the beginning balance	4,838	2,692	2,074

Subtotal	63,756	75,351	66,605
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	6,466	22,108	1,537

Cumulative credit loss, end of year	$57,290	53,243	65,068

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2015	2014	2013
Proceeds from the sale and maturity	$663,656	609,870	656,172

Gross realized gains on the sale and maturity	$8,456	4,448	9,869

Gross realized losses on the sale and maturity	$(1,853)	(622)	(9,325)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one and four held-to-maturity securities in 2015 and 2014, respectively. Proceeds from the sale of those securities were $11,000 and $7,090 in 2015 and 2014, respectively. There were no net losses realized on the sale in 2015. Net losses of $759 were realized on those sales in 2014. There were no sales of held-to-maturity securities in 2013.

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$(251,152)	232,794	(367,168)
Equity securities	2,650	5,954	(7,123)

Change in net unrealized gains	$(248,502)	238,748	(374,291)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2015	2014	Change
Securities available for sale	$234,954	483,456	(248,502)
Unrealized gains related to closed block	(19,611)	(33,624)	14,013
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change
Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

On December 9, 2015, the Company entered into an S&P 500 total return swap agreement which qualified for hedge accounting as a cash flow hedge. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. The agreement terminates on March 9, 2016.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2015	2014
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$4,847	2,586
Equity futures	Other long-term investments	3,762	—
Equity put options	Other long-term investments	22,089	19,315
Swap	Other long-term investments	1,636	668
GMIB reinsurance contracts	Reinsurance recoverable	683,947	524,146
GLWB reinsurance contracts	Reinsurance recoverable	74,372	53,852
GMAB reinsurance contracts[2]	Reinsurance recoverable	12,866	6,213
GMAB embedded derivatives[1]	Other assets	—	8,734

Total		$803,519	615,514

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$74,372	53,852
GMAB/GMWB embedded derivatives[2]	Future policy benefits and claims	12,800	9,185
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	—	8,734
Currency futures	Other liabilities	1,281	—
Equity futures	Other liabilities	8,477	22,059

Total		$96,930	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders. (2014)
[2]	All GMAB riders excluding indicator H. (2014)

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2015	2014	2013
Interest rate futures	Net realized gains (losses): derivative instruments	$—	560	1,657
Currency futures[1]	Net realized gains (losses): derivative instruments	1,241	1,490	1,312
Equity futures[1]	Net realized gains (losses): derivative instruments	(3,396)	(8,079)	(29,161)
Equity put options	Net realized gains (losses): derivative instruments	(639)	(951)	(5,233)
Equity swaps	Net realized gains (losses): derivative instruments	238	—	—
GMIB reinsurance contracts	Benefits and claims	159,801	232,452	(292,949)
GMAB reinsurance contracts[2]	Benefits and claims	(8,734)	(10,984)	15,378
GMAB/GMWB embedded derivatives[2]	Benefits and claims	8,734	10,984	(15,378)
GMAB reinsurance contracts[3]	Benefits and claims	6,653	5,733	131
GMAB/GMWB embedded derivatives[3]	Benefits and claims	(3,615)	(6,383)	6,941
GLWB reinsurance contracts	Benefits and claims	20,520	41,788	(25,825)
GLWB embedded derivatives	Benefits and claims	(20,520)	(41,788)	25,825

Total		$160,283	224,822	(317,302)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders (2014).
[3]	All GMAB riders excluding indicator H (2014) and all GMAB riders (2015).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2015 and 2014, a non-affiliated reinsurer held assets in trust with an estimated fair value of $855,096 and $625,361, respectively, and a letter of credit of $142,100 and $96,380, respectively. As of December 31, 2015 and 2014, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,231 and $7,230, respectively, and a letter of credit of $160,000 and $42,000, respectively.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Balance - beginning of year	$1,364,348	1,278,013
Acquisition costs deferred	238,578	243,048
Amortization	(160,044)	(105,120)
Unrealized investment (gains) losses	72,497	(51,593)

Balance - end of year	$1,515,379	1,364,348

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant,

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2015
GMDB	$657,496	19,378,569	20,036,065	667,662	18,690	66

GMIB	$122,164	8,683,422	8,805,586	—	5,554	66

GLWB	$73,614	7,901,530	7,975,144	2,712	—	65

GMAB/GMWB	$30,870	3,528,438	3,559,308	2,087	41	64

2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2015 and 2014.

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2015	2014
Mutual funds:
Bond	$5,502,305	5,603,137
Equity	13,058,902	13,644,841
Money market	817,362	309,111

Total	$19,378,569	19,557,089

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% of the total liability for future policy benefits as of December 31, 2015 and 2014. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.6% and 3.7% for the years ended December 31, 2015, 2014 and 2013, respectively. Approximately 43% and 45%, as of December 31, 2015 and 2014, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2015, direct G reserves were $670,340, ceded G reserves were $1,001,389 and net G reserves were $(331,049). As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2015	2014
GMDB	$33,284	25,478
GMIB	(364,363)	(322,400)
GMAB/GMWB	(9)	2,972
GLWB	39	8

Total	$(331,049)	(293,942)

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2014 to 2015, direct reserves increased $168,214 offset by an increase of $210,178 in reinsurance ceded reserves for a net decrease in reserves of $41,964. The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2015 and 2014, this reserve balance was $27,572 and $23,410, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 20%, 19% and 20% of gross earned life and accident and health premiums during 2015, 2014 and 2013, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $375,831 and $418,440 as of December 31, 2015 and 2014, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO, to which ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies issued by ONLAC. MONT reinsures certain term life policies and certain death benefit guarantee universal life policies issued by ONLAC. KENW and CMGO assume certain term life policies issued by ONLAC. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede certain term life policies on a yearly renewable term basis to ONLIC on a quota share basis, which ONLIC cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2015	2014	2013
Direct premiums	$703,493	630,079	558,009
Reinsurance assumed	293,657	294,720	326,711
Reinsurance ceded	(501,084)	(475,454)	(489,387)

Net premiums earned	$496,066	449,345	395,333

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place,

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$152,540	143,802	129,276
Net realized gains:
Derivative instruments:
FWH under reinsurance	33,687	62,375	156,915
Benefits and claims:
Benefits incurred	6,701	2,043	1,414
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$287,952	175,541	59,338
Cost of reinsurance, 2010 activity	37,325	44,430	52,849
Cost of reinsurance, 2011 activity	30,006	34,450	39,493
Cost of reinsurance, 2013 activity	7,332	7,710	4,904
Policy and contract claims	444	192	65
Other liabilities:
FWH under reinsurance:
Margin account	120,725	68,821	29,304
Unrealized gains (losses) derivative instruments	7,982	2,385	263
Premiums payable	13,116	12,252	13,251

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2015	2014
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,859	3,818
5.800% fixed rate due 2027	5,840	5,826
8.500% fixed rate due 2026	49,771	49,749

Total notes payable	$309,470	$309,393

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

Total interest expense on all obligations was $22,088, $22,087 and $38,649 during the years ended December 31, 2015, 2014, and 2013, respectively. Included in total interest expense for 2013 was $16,563 which was paid to ONFS. There was no interest paid to ONFS in 2015 or 2014. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2015 and 2014 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2015 or 2014.

In April 2016, ONFS and subsidiary borrowers, ONLIC and ONLAC, obtained a new $525,000 senior unsecured credit facility, established for the purpose of issuing letters of credit and loans for general corporate purposes. This credit facility replaces the existing credit facility and matures in April 2021.

There was no interest or fees paid on the line of credit in 2015, 2014 and 2013. There was no borrowing outstanding on these facilities as of December 31, 2015 or 2014.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2015 and 2014.

During the 2015 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2015	2014	2013
Current expense	$13,170	31,734	13,774
Deferred expense (benefit)	25,978	52,531	(36,749)

Provision for income taxes	$39,148	84,265	(22,975)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2015	2014	2013
Pre-tax income times U.S. enacted tax rate	$59,077	112,403	2,084
Tax-preferred investment income	(23,332)	(24,560)	(23,092)
Transfer pricing	(3,924)	(3,395)	(2,676)
Distribution in excess of subsidiary earnings	4,778	—	—
Other, net	2,549	(183)	709
Provision for income taxes	$39,148	84,265	(22,975)

Effective tax rate	23.2%	26.2%	(385.9)%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2015, 2014 and 2013 tax return years, the Company recognized an income tax benefit of $16,201, $17,560 and $15,044, respectively.

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2015	2014
Deferred tax assets:
Pension and benefit obligations	$19,182	18,610
Future policy benefits	1,133,503	1,008,759
Tax credits	4,491	—
Other	9,232	13,570

Total gross deferred tax assets	1,166,408	1,040,939
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,166,408	1,040,939

Deferred tax liabilities:
Investments	68,844	147,560
Deferred policy acquisition costs	394,488	349,363
Reinsurance recoverable	1,082,471	943,843
Other	5,647	17,821

Total gross deferred tax liabilities	1,551,450	1,458,587

Net deferred tax liability	$385,042	417,648

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2015 and 2014, the Company had no net operating loss carryforwards, capital loss carryforwards, uncertain tax positions or valuation allowances recorded. As of December 31, 2015, the Company has tax credit carryforwards of $4,468 expiring in years 2034 through 2035. As of December 31, 2014, the Company has tax credit carryforwards of $1,424 expiring in 2034.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2015 and 2014.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2015 and 2014.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2015 and 2014.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2015 and 2014.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2015	2014	2015	2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$81,678	68,653	5,018	4,588
Service cost	2,408	2,015	44	42
Interest cost	3,779	3,620	220	229
Actuarial loss (gain)	(4,750)	11,275	1,197	380
Benefits paid*	(6,518)	(3,885)	(200)	(221)

Projected benefit obligation at end of year	$76,597	81,678	6,279	5,018

Accumulated benefit obligation	$61,537	64,630

Change in plan assets:
Fair value of plan assets at beginning of year	$56,355	56,670	—	—
Plan sponsor contribution	5,000	—	—	—
Actual return on plan assets	(1,162)	3,409	—	—
Benefits and expenses paid	(5,920)	(3,724)	—	—

Fair value of plan assets at end of year	$54,273	56,355	—	—

Funded status**	$(22,324)	(25,323)	(6,279)	(5,018)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2015
Projected benefit obligation	$65,707	10,890	76,597
Fair value of plan assets	54,273	—	54,273

Funded Status	(11,434)	(10,890)	(22,324)

2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded status	$(13,592)	(11,731)	(25,323)

	Pension benefits		Other benefits
	2015	2014	2015	2014
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(22,324)	(25,323)	(6,279)	(5,018)

	Pension benefits			Other benefits
	2015	2014	2013	2015	2014	2013
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$(2,131)	10,347	(12,333)	1,248	512	975
Prior service (credit) cost	—	—	—	129	332	(429)

Total	$(2,131)	10,347	(12,333)	1,377	844	546

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Pension benefits		Other benefits
	2015	2014	2015	2014
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$28,059	30,189	877	(371)
Prior service credit	—	—	(511)	(640)

Total	$28,059	30,189	366	(1,011)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2016 are $2,306 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2016 are $222 and $128, respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$2,408	2,015	2,137
Interest cost	3,779	3,620	3,308
Expected return on plan assets	(3,809)	(3,809)	(3,229)
Amortization of net loss	2,350	1,329	2,438

Net periodic benefit cost	$4,728	3,155	4,654

	Other benefits
	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$44	42	46
Interest cost	220	229	199
Amortization of prior service cost	(128)	(332)	(403)
Amortization of net gain	(51)	(131)	(519)

Net periodic benefit cost	$85	(192)	(677)

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2015	2014
Projected benefit obligation	$10,890	11,731
Accumulated benefit obligation	8,737	9,838
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2015	2014	2015	2014
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.61%	5.30%	4.37%	5.05%
Expected long-term return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	3.81%	3.75%	4.00%	3.15%
Healthcare cost trend rate assumed for next year	—	—	1.97%	1.65%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.98%	1.05%
Year that the rate reaches the ultimate trend rate	—	—	2017	2017
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.30%	4.60%	5.05%	4.35%
Rate of compensation increase	3.86%	3.85%	4.00%	3.20%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2015 service cost and interest cost	$28	(23)
Effect on 2015 other post-retirement benefit obligation	636	(542)

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2015	Level 1	Level 2	Level 3	Total
Bond funds	$15,898	—	—	15,898
Equity funds	38,375	—	—	38,375

Total assets	$54,273	—	—	54,273

2014
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2015 and 2014.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2015 and 2014, $28,689 and $26,424, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2015	2014
Equity securities	71%	77%
Debt securities	29	23

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2015 was $0. The Plan Sponsor contributed $5,000 to the qualified pension plan in December 2015. No contribution to the qualified pension plan is expected for the 2016 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2016	$6,470	272
2017	6,264	304
2018	6,527	323
2019	6,706	402
2020	7,562	411
2021 – 2025	38,944	2,361

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2015, 2014 and 2013 was $6,582, $6,432 and $6,024, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,672, $2,024 and $1,912 in 2015, 2014 and 2013, respectively.

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

87

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015 follows:

	2015	2014
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $372,966 and $358,455 as of December 31, 2015 and 2014, respectively)	$392,577	392,079
Fixed maturity securities held-to-maturity, at amortized cost	23,479	28,866
Mortgage loans on real estate, net	88,425	94,173
Policy loans	90,112	92,386
Short-term investments	7,736	12,567
Accrued investment income	4,872	4,944
Deferred policy acquisition costs	41,922	44,815
Reinsurance recoverable	1,031	998
Other assets	2,092	1,024

Total assets	$652,246	671,852

Closed Block liabilities:
Future policy benefits and claims	$620,523	625,064
Policyholders’ dividend accumulations	39,510	40,998
Other policyholder funds	18,630	28,579
Deferred federal income taxes	6,864	11,768
Other liabilities	1,656	1,631

Total liabilities	$687,183	708,040

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Closed Block revenues and expenses:
Traditional life insurance premiums	$24,568	26,844	28,310
Net investment income	33,012	34,940	41,710
Net realized gains on investments	(478)	(143)	(759)
Benefits and claims	(36,438)	(38,889)	(44,726)
Provision for policyholders’ dividends on participating policies	(11,065)	(5,910)	(15,514)
Amortization of deferred policy acquisition costs	(2,927)	(2,866)	(2,915)
Other operating costs and expenses	(1,663)	(2,231)	(2,591)

Income before federal income taxes	$5,009	11,745	3,515

(18)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2015 or 2014. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2015. NSLAC, a New York domiciled life insurance company, does not have permitted statutory accounting practices as of December 31, 2015 or 2014.

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2015, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2015, the Company’s total adjusted capital and company action level RBC was $1,191,596 and $192,665, respectively, providing an RBC ratio of 618%. Additionally, as of December 31, 2015, the Company’s authorized control level RBC was $96,333.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $12,085 for the year ended December 31, 2015. The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $33,489 and $16,470 for the years ended December 31, 2014, and 2013, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,087,220 as of December 31, 2015. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $1,097,074 as of December 31, 2014.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $108,000 may be paid by ONLIC to ONFS in 2016 without prior approval. Dividends of $90,000, $60,000 and $40,000 were declared by ONLIC to ONFS in 2015, 2014 and 2013, respectively, and dividends paid were $90,000, $60,000 and $105,000 in 2015, 2014 and 2013, respectively.

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $28,000 may be paid by ONLAC to ONLIC in 2016 without prior approval. ONLAC declared and paid dividends to ONLIC of $29,000, $31,000 and $31,000 in 2015, 2014 and 2013, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2016 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2015, 2014 and 2013.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $10,000 and $5,000 were paid by MONT to ONLIC in 2015 and 2014, respectively. No dividends were declared or paid by MONT to ONLIC in 2013. No dividends were declared or paid by KENW to ONLIC in 2015, 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $25,410 and $36,330 as of December 31, 2015 and 2014, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $2,971, $3,071 and $3,188 during 2015, 2014 and 2013, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments.

The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2015 are:

	Operating	Capital
2016	$2,881	99
2017	2,881	74
2018	2,826	—
2019	2,704	—
2020	2,704	—
After 2020	2,704	—

Total minimum lease payments	$16,700	173

Less interest on capital leases		(26)

Liability for capitalized leases		$147

93

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$83,175	$92,015	$92,015
Obligations of states and political subdivisions	823,466	849,355	849,355
Corporate securities	4,154,645	4,311,847	4,311,847
Asset-backed securities	725,334	741,248	741,248
Mortgage-backed securities	1,137,392	1,160,179	1,160,179

Total fixed maturity available-for-sale securities	6,924,012	7,154,644	7,154,644

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,508	38,125	38,125
Nonredeemable preferred stocks	49,903	51,524	51,524

Total equity securities available-for-sale	85,411	89,649	89,649

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,213	8,971	8,213
Obligations of states and political subdivisions	1,610	1,944	1,610
Debt securities issued by foreign governments	1,000	1,038	1,000
Corporate securities	1,203,015	1,242,266	1,203,015
Asset-backed securities	3,708	3,824	3,708

Total fixed maturity held-to-maturity securities	1,217,546	1,258,043	1,217,546

Trading securities:
Bonds:
Obligations of states and political subdivisions	—	—	—
Corporate securities	2,151	2,298	2,298
Asset-backed securities	168	174	174
Mortgage-backed securities	14	14	14

Total fixed maturity trading securities	2,333	2,486	2,486

Equity
Seed money	1	1	1

Total trading securities	2,334	2,487	2,487

Mortgage loans on real estate, net	1,174,586		1,171,297	[1]

Real estate, net:
Investment properties	27,817		26,730

Total real estate, net	27,817		26,730	[2]

Policy loans	500,197		500,197
Other long-term investments	59,951		39,789	[3]
Short-term investments securities lending collateral	190,157		190,157
Short-term investments	38,870		38,870

Total investments	$10,220,881		10,431,366

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 6, 2016.

Statements of Assets and Contract Owners’ Equity, December 31, 2015.

Statements of Operations for the Period Ended December 31, 2015.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2015 and 2014.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 26, 2016.

Consolidated Balance Sheets, December 31, 2015 and 2014.

Consolidated Statements of Income for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013.

Notes to Consolidated Financial Statements, December 31, 2015, 2014, and 2013.

Financial Statement Schedules, December 31, 2015, 2014 and 2013.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-4, was filed as Exhibit (4) of the Registrant’s Form N-4, Post-Effective Amendment No. 24 on June 30, 2006 (File no. 333-43511) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Income Benefit, Form 09-GMI-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(c) Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(f) of the Registrant’s registration statement on Form N- 4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(h) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(f) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(g) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(j) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(p) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-

4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(z) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(aa) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(bb) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(dd) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(ee) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(ff) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(gg) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(hh) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(ii) Variable Deferred Annuity Contract, Form ICC16-VA-3, is filed herewith as Exhibit 99(4)(ii).

(4)(jj) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(kk) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(5)(b) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(b) Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(c) Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(d) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(7)(e) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(f) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(g) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6)

of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9).

(10) Consent of KMPG LLP is filed herewith as Exhibit 99(10).

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Available Portfolio Choices, Managed Volatility Portfolio, and Dynamic Asset Allocation Models including Models effective October 1, 2015 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Thomas Bruns*	Vice President, Corporate Actuarial Financial Reporting

Philip C. Byrde*	Vice President, Fixed Income Securities
Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses

Robert W. Conway*	Divisional Vice President, Builder General Agent Recruiting
H. Douglas Cooke, III*	Executive Vice President, Life Insurance Strategic Business
Rocky Coppola*	Senior Vice President and Controller

Nancy A. Dalessio*	Executive Vice President
Lori Dashewich*	Vice President, Financial Reporting

Thomas J. DeGaetano*	Vice President, Individual Annuity Operations
John A. DelPozzo*	Senior Vice President, PGA Distribution

Michael J. DeWeirdt*	Senior Vice President, Annuities Strategic Business

Ronald J. Dolan*	Director, Vice Chairman
Richard J. Dowdle*	Vice President, Institutional Sales
Anthony W. Dunn*	Vice President, Internal Audit
Scott E. Durkee*	Vice President, ONFlight
J. Keith Dwyer*	Interim Chief Compliance Officer, Separate Accounts
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary
Joseph Kent Garrett*	Vice President, Financial Risk Management
Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Senior Vice President and Chief Investment Officer
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

Robert K. Gongwer*	Vice President, Taxes
Martin T. Griffin*	Senior Vice President, Institutional Sales
Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Executive Vice President & Chief Product Officer

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President
Melinda G. Hubbard*	Vice President, Insurance Operations Support
Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer
Danielle D. Ivory*	Vice President, New Business & Policyowner Services
David A. Jacoby*	Senior Vice President, Finance
Pamela Kalkhoff*	Vice President, Agency Development
Kush V. Kotecha*	Senior Vice President, Chief Corporate Actuary & Valuation

Actuary
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division
Lori A. Landrum*	Vice President & Counsel
Charles Lanigan*	Senior Vice President, Disability Income Strategic Business Unit Head
Amy S. Leach*	Vice President, DI Sales Support & BOLI
John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Leader
Jennifer Marquino*	Vice President & Head of Valuation
Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO
William J. McFadden*	Senior PGA Divisional Vice President, Regional Development
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management
Traci Nelson*	Vice President & Program Manager
Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
Bradley Owens*	Tax Officer
Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director
William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer
Gary R. Rodmaker*	Vice President, Investments

Gregory Rooney*	Vice President, Financial Planning and Analysis

Therese R. Rothenberger*	Divisional Vice President, Southeast Division

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Vice President, Information Systems & Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Jonathan F. Starrett*	Vice President, Financial Reporting
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer
Michael C. Vogel*	Vice President, Information Technology
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Nancy Westbrock*	Vice President, ONESCO Operations

Peter Whipple*	Senior Vice President & Illustration Actuary

V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 29, 2016, the Registrant had 50,015 non-qualified contracts and 93,688 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director, President & Chief Executive Officer
Thomas A. Barefield	Director and Executive Vice President
Martin T. Griffin	Director and Senior Vice President

Thomas J. DeGaetano	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$115,036,511	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2016.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2016.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 28, 2016
Thomas A. Barefield	Director	April 28, 2016
*/s/ Jack E. Brown Jack E. Brown	Director	April 28, 2016
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 28, 2016
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 28, 2016
*/s/ Christopher A. Carlson Christopher A. Carlson	Director	April 28, 2016
Ronald J. Dolan	Director	April 28, 2016
*/s/ John W. Hayden John W. Hayden	Director	April 28, 2016
*/s/ James F. Orr James F. Orr	Director	April 28, 2016
*/s/ John R. Phillips John R. Phillips	Director	April 28, 2016
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 28, 2016
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 28, 2016
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 28, 2016

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(4)(ii) 99(9) 99(10)	Variable Deferred Annuity Contract, Form ICC16-VA-3 Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney